UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

101 California Street, Suite 1600

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr.

101 California Street, Suite 1600

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investment of the following series of the registrant are included herewith: Forward Banking and Finance Fund, Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Extended MarketPlus Fund, Forward Focus Fund, Forward Frontier Strategy Fund, Forward Global Infrastructure Fund, Forward Growth Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Equity Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Equity Fund (now known as Forward Large Cap Dividend Fund), Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Strategic Alternatives Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward U.S. Government Money Fund, Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward Income & Growth Allocation Fund and Forward Income Allocation Fund.

Portfolio of Investments (Note 1)

Forward Banking and Finance Fund

September 30, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 98.38%
Financial Services: 97.79%
Asset Management & Custodian: 2.61%
4,580	Affiliated Managers Group, Inc.(a)	$357,469
42,220	Envestnet, Inc.(a)	422,200
2,880	Financial Engines, Inc.(a)	52,157
		831,826
Banks: Diversified: 68.19%
18,921	American Business Bank(a)	406,795
55,330	Bancorp, Inc.(a)	396,163
21,866	Bank of Marin Bancorp	722,453
72,348	Bank of The Ozarks, Inc.	1,514,243
12,180	Bryn Mawr Bank Corp.	201,823
72,300	California United Bank(a)	741,075
2,946	Camden National Corp.	80,220
60,020	Cardinal Financial Corp.	517,372
40,000	Carolina Trust Bank(a)	120,000
31,580	Central Valley Community Bancorp(a)	177,480
7,140	Citizens Financial Services, Inc.	243,117
9,490	Community Bank System, Inc.	215,328
39,542	Eagle Bancorp, Inc.(a)	465,409
43,200	East West Bancorp, Inc.	644,112
11,356	Enterprise Financial Services Corp.	154,328
14,050	Evans Bancorp, Inc.	155,815
48,710	Farmers National Banc Corp.	219,195
18,400	Financial Institutions, Inc.	262,384
129,000	First California Financial Group, Inc.(a)	388,290
3,371	First Citizens BancShares, Inc., Class A	483,873
6,140	First Community Bancshares, Inc.	62,628
28,866	First Financial Bancorp	398,351
21,150	First Financial Bankshares, Inc.	553,284
30,190	First of Long Island Corp.	684,105
15,970	Glacier Bancorp, Inc.	149,639
19,206	Hancock Holding Co.	514,337
6,100	Home BancShares, Inc.	129,442
18,904	HopFed Bancorp, Inc.	108,318

30,266	Horizon Bancorp	800,837
14,384	IBERIABANK Corp.	676,911
16,750	Independent Bank Corp.	364,145
28,473	Investors Bancorp, Inc.(a)	359,614
29,063	Lakeland Financial Corp.	600,442
24,433	MidSouth Bancorp, Inc.	262,655
6,320	NBT Bancorp, Inc.	117,678
19,950	Old National Bancorp	185,934
14,500	Oriental Financial Group, Inc.	140,215
28,190	Orrstown Financial Services, Inc.	362,242
38,910	Pacific Premier Bancorp, Inc.(a)	232,682
16,460	Pinnacle Financial Partners, Inc.(a)	180,072
16,870	Prosperity Bancshares, Inc.	551,312
10,943	Sandy Spring Bancorp, Inc.	160,096
12,740	SCBT Financial Corp.	314,423
31,709	Signature Bank(a)	1,513,470
19,033	Southern National Bancorp of Virginia, Inc.(a)	121,431
8,750	State Bank Financial Corp.(a)	110,425
25,276	Susquehanna Bancshares, Inc.	138,260
11,858	SVB Financial Group(a)	438,746
4,260	SY Bancorp, Inc.	79,321
40,023	Texas Capital Bancshares, Inc.(a)	914,525
8,520	Tompkins Financial Corp.	304,846
9,976	Tower Bancorp, Inc.	208,897
3,770	UMB Financial Corp.	120,942
36,593	ViewPoint Financial Group	418,990
28,463	Washington Banking Co.	276,945
58,387	Western Alliance Bancorp(a)	319,961
28,950	Wintrust Financial Corp.	747,200
		21,732,796
Banks: Savings, Thrift & Mortgage: 6.18%
10,630	Berkshire Hills Bancorp, Inc.	196,336
22,635	Capitol Federal Financial, Inc.	239,026
22,900	Dime Community Bancshares, Inc.	231,977
12,500	Flushing Financial Corp.	135,000
25,950	Heritage Financial Corp.	286,488
5,780	Home Bancorp, Inc.(a)	84,099
20,800	Teche Holding Co.	613,183
9,530	Territorial Bancorp, Inc.	182,500
		1,968,609
Commercial Finance & Mortgage: 1.54%
42,210	Walker & Dunlop, Inc.(a)	490,480

Diversified Financial Services: 1.81%
17,050	Bankrate, Inc.(a)	259,331
6,680	Raymond James Financial, Inc.	173,413
5,431	Stifel Financial Corp.(a)	144,247
		576,991
Financial Data & Systems: 2.58%
26,483	Cass Information Systems, Inc.	822,297
Insurance: Property-Casualty: 4.06%
2,960	Aspen Insurance Holdings, Ltd.	68,198
2,460	Axis Capital Holdings, Ltd.	63,812
70,093	Meadowbrook Insurance Group, Inc.	624,530
23,540	Tower Group, Inc.	538,124
		1,294,664
Real Estate Investment Trusts: 10.41%
13,790	American Campus Communities, Inc.	513,126
6,353	DuPont Fabros Technology, Inc.	125,091
28,255	Hersha Hospitality Trust	97,762
5,970	Mid-America Apartment Communities, Inc.	359,513
8,700	National Retail Properties, Inc.	233,769
62,356	Preferred Aptartment Communities Inc., Class A	356,053
61,080	Summit Hotel Properties, Inc.	431,225
6,690	Tanger Factory Outlet Centers, Inc.	174,007
27,780	Urstadt Biddle Properties, Inc., Class A	443,647
52,300	Whitestone REIT, Class B	582,621
		3,316,814
Securities Brokerage & Service: 0.41%
5,330	CBOE Holdings, Inc.	130,425
Technology: 0.59%
Computer Services Software & Sales: 0.59%
20,400	Mitek Systems, Inc.(a)	188,700
	Total Common Stocks
	(Cost $29,723,107)	31,353,602

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.68%
$535,595	JPMorgan Chase - New York 0.030%, due 10/03/11	535,595
	Total Short-Term Bank Debt Instruments (Cost $535,595)	535,595
	Total Investments: 100.06% (Cost $30,258,702)	31,889,197
	Net Other Assets and Liabilities: (0.06)%	(20,590)
	Net Assets: 100.00%	$31,868,607

(a)	Non-income producing security.

Percentages are stated as a percentage of net assets.

Investment Abbreviations:

REIT - Real Estate Investment Trust

Consolidated Portfolio of Investments (Note 1)

Forward Commodity Long/Short Strategy Fund

September 30, 2011 (Unaudited)

Principal Amount		Value (Note 1)
AGENCY PASS-THROUGH SECURITIES: 26.35%
Federal Farm Credit Bank (FFCB): 3.02%
	FFCB
$3,000,000	0.217%, 10/28/13(a)	$2,998,377
Federal Home Loan Mortgage Corp (FHLMC): 5.32%
	FHLMC
2,500,000	0.191%, 03/21/13(a)	2,500,473
120,916	1.993%, 07/01/19(a)	120,950
2,889	2.019%, 01/01/26(a)	2,969
14,752	2.082%, 01/01/23(a)	15,142
50,091	2.167%, 08/01/19(a)	50,309
5,324	2.250%, 05/01/18(a)	5,415
26,205	2.250%, 07/01/19(a)	26,592
2,924	2.310%, 03/01/17(a)	2,942
50,117	2.327%, 02/01/23(a)	50,606
16,678	2.351%, 12/01/18(a)	17,541
3,024	2.358%, 09/01/30(a)	3,183
4,266	2.375%, 08/01/18(a)	4,300
6,367	2.375%, 07/01/22(a)	6,430
35,220	2.381%, 12/01/29(a)	36,721
5,030	2.404%, 09/01/27(a)	5,287
14,530	2.405%, 12/01/20(a)	15,231
4,549	2.411%, 12/01/27(a)	4,781
2,064	2.415%, 06/01/18(a)	2,101
10,242	2.415%, 11/01/18(a)	10,637
38,230	2.429%, 12/01/18(a)	38,857
17,938	2.436%, 10/01/27(a)	18,896
4,953	2.443%, 12/01/27(a)	5,213
7,306	2.456%, 11/01/27(a)	7,675
37,393	2.460%, 07/01/31(a)	37,962
31,614	2.474%, 08/01/30(a)	33,363
4,085	2.475%, 07/01/18(a)	4,275
12,263	2.475%, 02/01/32(a)	12,877
42,654	2.494%, 10/01/33(a)	45,148
4,961	2.500%, 03/01/24(a)	5,024
66,718	2.537%, 07/01/24(a)	67,840

55,785	2.550%, 10/01/20(a)	56,398
40,702	2.550%, 07/01/32(a)	42,910
35,161	2.610%, 05/01/27(a)	35,715
2,837	2.650%, 11/01/19(a)	2,847
35,450	2.666%, 10/01/30(a)	36,771
6,231	2.668%, 08/01/23(a)	6,532
25,798	2.720%, 04/01/30(a)	27,213
18,224	2.750%, 07/01/18(a)	18,865
8,322	2.760%, 03/01/20(a)	8,418
9,592	2.970%, 08/01/19(a)	9,669
63,530	3.022%, 08/01/36(a)	67,541
15,843	3.259%, 10/01/35(a)	16,517
6,333	3.337%, 08/01/17(a)	6,642
3,355	3.390%, 10/01/22(a)	3,527
223,244	4.016%, 08/01/23(a)	225,415
71,837	4.064%, 06/01/24(a)	72,153
5,420	4.079%, 09/01/18(a)	5,705
90,697	4.159%, 05/01/25(a)	91,400
84,664	4.214%, 10/01/19(a)	85,387
113,052	4.271%, 08/01/24(a)	113,361
69,927	4.364%, 01/01/22(a)	70,485
47,677	4.365%, 08/01/26(a)	47,959
5,614	4.398%, 04/01/21(a)	5,946
33,769	4.473%, 12/01/17(a)	34,164
10,088	4.701%, 11/01/19(a)	10,193
15,014	4.740%, 03/01/19(a)	15,895
25,898	4.740%, 11/01/24(a)	25,915
68,365	4.780%, 04/01/24(a)	72,137
5,634	4.820%, 05/01/20(a)	5,995
4,374	5.507%, 08/01/24(a)	4,703
127,284	5.843%, 07/01/37(a)	130,405
418,468	5.856%, 04/01/36(a)	448,620
26,306	5.947%, 06/01/36(a)	28,250
	FHLMC, Gold
130,436	2.473%, 03/01/27(a)	131,845
145,112	2.680%, 02/01/29(a)	153,270
		5,277,508
Federal National Mortgage Association (FNMA): 16.16%
	FNMA
15,578	0.760%, 01/01/31(a)	15,632
27,939	1.134%, 01/01/21(a)	28,053
4,218	1.323%, 06/01/21(a)	4,174
73,356	1.652%, 06/01/40(a)	74,950
122,497	1.652%, 06/01/40(a)	125,046
32,471	1.652%, 10/01/40(a)	33,157
498,115	1.688%, 07/01/34(a)	512,994

5,754	1.707%, 09/01/33(a)	5,881
12,244	1.723%, 03/01/28(a)	12,675
4,751	1.774%, 11/01/33(a)	4,909
9,624	1.774%, 11/01/33(a)	9,999
239,825	1.800%, 03/01/34(a)	243,386
6,871	1.842%, 12/01/24(a)	7,018
79,997	1.889%, 10/01/32(a)	81,629
161,957	1.894%, 02/01/33(a)	168,246
22,705	1.910%, 06/01/30(a)	22,867
15,261	1.917%, 01/01/17(a)	15,482
16,576	1.965%, 03/01/35(a)	17,319
27,399	1.967%, 07/01/34(a)	28,705
15,224	2.045%, 04/01/33(a)	15,889
279,395	2.048%, 05/01/33(a)	288,848
166,668	2.050%, 05/01/34(a)	174,502
11,362	2.088%, 09/01/24(a)	11,550
12,115	2.091%, 04/01/18(a)	12,623
34,290	2.125%, 06/01/19(a)	34,622
365,886	2.144%, 07/01/34(a)	367,763
7,528	2.171%, 08/01/29(a)	7,821
22,011	2.185%, 11/01/22(a)	22,109
165,802	2.186%, 07/01/33(a)	173,908
40,655	2.199%, 08/01/35(a)	42,146
78,672	2.200%, 02/01/25(a)	81,932
464,487	2.202%, 11/01/35(a)	481,837
28,878	2.203%, 01/01/35(a)	29,854
11,244	2.205%, 10/01/28(a)	11,638
57,881	2.220%, 04/01/32(a)	58,336
362,188	2.235%, 11/01/35(a)	374,872
17,511	2.243%, 04/01/18(a)	18,015
214,695	2.258%, 03/01/34(a)	225,075
182,372	2.266%, 11/01/17(a)	191,413
868	2.275%, 01/01/20(a)	879
6,088	2.283%, 12/01/35(a)	6,287
32,807	2.327%, 09/01/23(a)	32,860
103,535	2.327%, 08/01/33(a)	108,613
29,292	2.330%, 01/01/24(a)	30,532
50,951	2.335%, 11/01/35(a)	52,837
38,362	2.344%, 01/01/36(a)	39,810
1,422	2.355%, 07/01/25(a)	1,488
104,873	2.355%, 07/01/34(a)	111,095
23,680	2.363%, 08/01/36(a)	24,883
71,266	2.367%, 07/01/36(a)	74,717
312,698	2.368%, 06/01/33(a)	328,325
56,688	2.371%, 01/01/21(a)	59,828
84,195	2.391%, 05/01/33(a)	88,366

54,150	2.398%, 11/01/31(a)	56,025
60,787	2.398%, 09/01/33(a)	63,703
43,076	2.431%, 10/01/25(a)	45,112
24,296	2.439%, 12/01/26(a)	25,555
14,597	2.443%, 01/01/28(a)	15,401
86,521	2.448%, 06/01/33(a)	87,233
3,655	2.449%, 09/01/37(a)	3,852
18,241	2.450%, 05/01/24(a)	18,413
73,645	2.450%, 07/01/36(a)	77,637
59,506	2.454%, 12/01/30(a)	62,712
3,641	2.461%, 05/01/33(a)	3,826
59,097	2.465%, 02/01/34(a)	62,022
67,197	2.465%, 02/01/35(a)	67,673
1,163	2.470%, 10/01/27(a)	1,216
98,678	2.490%, 11/01/33(a)	103,370
36,962	2.491%, 01/01/33(a)	37,052
40,996	2.492%, 12/01/35(a)	41,659
5,527,226	2.493%, 05/01/34(a)	5,832,897
130,462	2.540%, 02/01/26(a)	137,447
419,472	2.541%, 11/01/33(a)	439,914
46,061	2.547%, 08/01/32(a)	48,449
25,740	2.550%, 01/01/23(a)	27,057
12,396	2.553%, 09/01/33(a)	13,146
9,475	2.555%, 07/01/28(a)	10,028
1,327	2.588%, 10/01/16(a)	1,342
550	2.588%, 07/01/17(a)	557
75,475	2.588%, 01/01/31(a)	77,460
89,344	2.588%, 06/01/32(a)	90,794
59,254	2.605%, 06/01/36(a)	62,612
48,406	2.610%, 05/01/19(a)	50,084
33,932	2.610%, 08/01/33(a)	35,119
24,295	2.625%, 11/01/26(a)	25,714
17,215	2.630%, 06/01/33(a)	17,335
32,837	2.652%, 08/01/34(a)	34,729
99,564	2.667%, 04/01/35(a)	100,582
540,551	2.696%, 09/01/32(a)	558,801
130,461	2.704%, 05/01/34(a)	137,391
43,399	2.815%, 01/01/18(a)	44,390
28,395	2.824%, 03/01/36(a)	29,329
16,431	2.848%, 02/01/26(a)	17,417
59,370	2.875%, 08/01/30(a)	59,598
1,056	2.946%, 03/01/30(a)	1,114
38,405	3.012%, 11/01/36(a)	39,478
75,168	3.101%, 12/01/30(a)	79,179
56,011	3.280%, 01/01/25(a)	58,689
60,125	3.387%, 09/01/30(a)	63,070

106,551	3.395%, 09/01/31(a)	106,720
3,008	3.573%, 08/01/26(a)	3,110
5,479	3.680%, 03/01/25(a)	5,507
5,619	3.825%, 01/01/19(a)	5,879
28,778	4.054%, 07/01/17(a)	30,277
209,487	4.079%, 05/01/36(a)	215,311
57,546	4.122%, 02/01/26(a)	60,525
4,726	4.347%, 08/01/20(a)	4,746
10,299	4.420%, 10/01/19(a)	10,836
37,892	4.575%, 12/01/19(a)	40,120
6,846	4.605%, 04/01/29(a)	7,044
11,221	4.690%, 06/01/19(a)	11,777
1,135	4.812%, 12/01/26(a)	1,165
9,453	4.906%, 03/01/27(a)	9,719
1,016,277	5.000%, 02/01/34	1,098,510
1,005	5.070%, 05/01/18(a)	1,042
27,728	5.600%, 04/01/36(a)	29,659
122,361	5.818%, 03/01/37(a)	130,214
21,726	6.750%, 12/01/16(a)	22,647
	FNMA, REMICS
368,289	0.768%, 12/25/37(a)	370,457
		16,028,843
Government National Mortgage Association (GNMA): 1.85%
	GNMA
58,083	1.750%, 02/20/30(a)	59,941
44,763	1.750%, 01/20/32(a)	46,195
84,235	1.750%, 02/20/32(a)	87,182
27,023	1.750%, 02/20/32(a)	27,888
51,107	1.750%, 10/20/37(a)	52,819
41,252	1.875%, 10/20/29(a)	42,668
68,058	1.875%, 12/20/32(a)	70,394
78,254	2.000%, 03/20/33(a)	80,908
74,530	2.125%, 10/20/25(a)	77,272
5,410	2.125%, 12/20/26(a)	5,609
74,342	2.125%, 10/20/27(a)	77,077
45,856	2.125%, 12/20/29(a)	47,543
67,015	2.250%, 01/20/29(a)	69,372
19,367	2.250%, 01/20/29(a)	20,048
55,315	2.250%, 03/20/29(a)	57,260
79,702	2.250%, 10/20/35(a)	82,803
10,515	2.375%, 05/20/21(a)	10,918
50,719	2.375%, 03/20/22(a)	52,544
6,600	2.375%, 03/20/22(a)	6,837
4,600	2.375%, 04/20/22(a)	4,776
122,280	2.375%, 01/20/23(a)	126,680
15,240	2.375%, 01/20/24(a)	15,789

6,087	2.375%, 02/20/24(a)	6,306
24,748	2.375%, 03/20/24(a)	25,639
44,715	2.375%, 03/20/24(a)	46,324
47,107	2.375%, 01/20/27(a)	48,802
49,347	2.375%, 02/20/27(a)	51,123
53,547	2.375%, 03/20/27(a)	55,474
4,279	2.375%, 04/20/27(a)	4,443
2,395	2.375%, 06/20/27(a)	2,486
51,877	2.500%, 03/20/32(a)	53,788
80,445	2.500%, 03/20/34(a)	83,407
82,330	2.500%, 05/20/34(a)	85,608
4,853	2.625%, 07/20/27(a)	5,039
4,040	2.625%, 07/20/27(a)	4,195
44,044	2.625%, 08/20/33(a)	45,738
14,002	3.000%, 10/20/18(a)	14,593
13,756	3.500%, 01/20/19(a)	14,332
57,515	4.000%, 03/20/16(a)	59,988
	GNMA, Series 2003-5, Class B
106,187	4.486%, 10/16/25	107,150
		1,836,958
	Total Agency Pass-Through Securities
	(Cost $26,048,430)	26,141,686

ASSET-BACKED SECURITIES: 4.46%
	AmeriCredit Automobile Receivables Trust, 2010-B, Class A2
935,536	1.180%, 05/06/12	936,664
	Charming Shoppes Master Trust, Series 2007-1A, Class A1
250,000	1.479%, 09/15/17(a)(b)	250,583
	Chase Issuance Trust, Series 2006-A8, Class A8
785,000	0.289%, 02/16/16(a)	784,368
	Citibank Credit Card Issuance Trust, Series 2002-A4, Class A4
1,000,000	0.474%, 06/07/16(a)	1,003,228
	Citibank Omni Master Trust, Class A8
1,100,000	2.329%, 05/16/16(a)(b)	1,109,536
	US Education Loan Trust Llc, Series 2007-1A, Class 1A2
334,734	0.676%, 09/01/19(a)(b)	333,809
	Total Asset-Backed Securities
	(Cost $4,423,053)	4,418,188

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.21%
	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2
345,495	5.205%, 03/11/12	347,731
	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class F
471,183	5.440%, 09/15/30(b)	486,241
	Commercial Mortgage Asset Trust, Class B
1,100,000	7.230%, 01/17/32	1,156,454
	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2
236,888	5.183%, 11/15/36	241,362
	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 1A1
836,660	5.500%, 09/25/33(b)	871,515
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5
300,000	4.654%, 01/12/37	305,321
	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2
377,491	5.303%, 02/15/40	378,720
	Wachovia Bank Commercial Mortgage Trust, Series 2003-C8, Class A3
383,969	4.445%, 11/15/35	384,815
	Total Collateralized Mortgage Obligations
	(Cost $4,245,126)	4,172,159

CORPORATE BONDS: 12.03%
Communications: 0.56%
	AT&T, Inc., Sr. Unsec. Notes
500,000	6.700%, 11/15/13	555,781
Energy: 1.02%
	BP Capital Markets Plc, Gtd. Medium-Term Notes
1,000,000	2.750%, 02/27/12	1,008,948
Financials: 8.65%
	Branch Banking & Trust Co., Sub. Notes
321,000	0.603%, 05/23/17(a)	291,190
1,250,000	0.658%, 09/13/16(a)	1,155,873
	Danske Bank A/S, Sr. Unsec. Notes
1,000,000	1.299%, 04/14/14(a)(b)	949,921
	Federal Realty Investment Trust, Sr. Unsec. Notes
500,000	5.400%, 12/01/13	528,456
	HCP, Inc., Sr. Unsec. Notes
1,100,000	2.700%, 02/01/14(b)	1,084,680

	M&I Marshall & Ilsley Bank, Sub. Notes, Series BN
750,000	0.601%, 12/04/12(a)	744,487
	National Australia Bank, Ltd., Sr. Unsec. Notes
300,000	0.966%, 04/11/14(a)(b)	299,253
	National City Bank, Sub. Notes
500,000	0.703%, 06/07/17(a)	458,574
	SunTrust Bank, Sub. Notes
1,000,000	0.598%, 08/24/15(a)	913,628
	Wachovia Bank NA, Sub. Notes
1,250,000	0.677%, 03/15/16(a)	1,117,560
	WEA Finance Llc/WCI Finance Llc, Gtd. Notes
1,000,000	5.400%, 10/01/12(b)	1,031,183
		8,574,805
Industrials: 0.54%
	Cargill, Inc., Sr. Unsec. Notes
500,000	5.000%, 11/15/13(b)	539,636
Technology: 0.51%
	Hewlett-Packard Co., Sr. Unsec. Notes
500,000	2.950%, 08/15/12	507,271
Utilities: 0.75%
	Alabama Power Capital Trust V, Ltd., Gtd. Notes
750,000	3.346%, 10/01/42(a)	741,158
	Total Corporate Bonds
	(Cost $12,161,535)	11,927,599

MUNICIPAL BONDS: 2.76%
	Citizens Property Insurance Corp., Floating Notes, High Risk Sr., Revenue Bonds, Series A3
500,000	1.910%, 06/01/13(a)	502,030
	Eagle County Colorado Airport Terminal Corp., Taxable, Revenue Bonds (Arpt Terminal Project), Series B
150,000	2.050%, 05/01/12	150,144
	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III
300,000	1.770%, 10/01/13	301,875
	Lexington School District No. 2 Educational Facilities Corp., Installment Revenue Bonds, Series A
60,000	5.890%, 12/01/13	64,687
	Oklahoma Capital Improvement Authority, State Facilities Revenue Bonds, Higher Education, Series B
50,000	2.026%, 07/01/14	51,191
	Oregon State Local Governments, Taxable, Pension General Obligation, Ltd.
150,000	5.571%, 06/01/14	164,599

	Peralta California Community College District, Limited Obligation Revenue Bonds
475,000	5.400%, 11/01/12	492,091
	State of California, Revenue Bonds, Series A2
1,000,000	2.000%, 06/26/12	1,011,950
	Total Municipal Bonds
	(Cost $2,729,853)	2,738,567

Par Value
SHORT-TERM SECURITIES: 6.55%
	U.S. Treasury Bills, Discount Notes
$2,000,000	0.064%, due 10/27/11(c)	1,999,906
2,000,000	0.099%, due 01/26/12(c)	1,999,856
2,000,000	0.150%, due 05/03/12(c)	1,999,238
	UNCALB, Discount Notes
500,000	0.222%, due 01/09/12(c)	499,685
	Total Short-Term Securities
	(Cost $6,497,159)	6,498,685

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 33.98%
	JPMorgan Chase-New York
33,694,014	0.030%, due 10/03/11	33,694,014
	Total Short-Term Bank Debt Instruments
	(Cost $33,694,014)	33,694,014
	Total Investments: 90.34%
	(Cost $89,799,170)	89,590,898
	Net Other Assets and Liabilities: 9.66%	9,574,909	(d)
	Net Assets: 100.00%	$99,165,807

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2011.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $6,956,357, representing 7.01% of net assets.

(c)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

(d)	Includes cash which is being held as collateral for swap contracts.

Percentages are stated as a percent of net assets.

OUTSTANDING TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15- Total Return	125 Bps	Total Return	10/04/11	96,249,974	$1,513,282
					96,249,974	$1,513,282

Investment Abbreviations:

Bps - Basis Points

Gtd. - Guaranteed

REMICS - Real Estate Mortgage Investment Conduits

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward CorePlus Fund

September 30, 2011 (Unaudited)

Principal Amount		Value (Note 1)
AGENCY PASS-THROUGH SECURITIES: 23.32%
Federal Home Loan Bank (FHLB): 0.79%
	FHLB
$ 500,000	0.375%, 07/24/12	$499,767
350,000	1.000%, 09/30/13	351,365
		851,132
Federal Home Loan Mortgage Corp (FHLMC): 3.93%
	FHLMC
39,699	1.727%, 07/01/30(a)	40,235
14,495	1.750%, 04/01/17(a)	14,811
77,033	1.888%, 07/01/29(a)	77,348
69,846	2.121%, 08/01/33(a)	71,855
43,967	2.124%, 11/01/24(a)	46,055
54,794	2.151%, 04/01/35(a)	56,885
152,706	2.158%, 12/01/21(a)	156,651
46,004	2.175%, 02/01/26(a)	47,789
20,504	2.250%, 03/01/18(a)	20,744
218,375	2.250%, 11/01/25(a)	226,721
58,440	2.310%, 08/01/30(a)	61,157
19,865	2.365%, 10/01/19(a)	20,117
55,809	2.375%, 02/01/21(a)	58,331
10,558	2.375%, 05/01/22(a)	10,757
197,920	2.375%, 01/01/23(a)	199,509
85,116	2.378%, 07/01/32(a)	89,188
48,446	2.379%, 07/01/28(a)	48,806
50,386	2.382%, 10/01/30(a)	52,955
7,106	2.404%, 09/01/27(a)	7,470
6,426	2.411%, 12/01/27(a)	6,755
29,287	2.452%, 06/01/34(a)	29,520
21,273	2.500%, 04/01/22(a)	21,616
164,647	2.500%, 03/01/32(a)	165,860
26,627	2.553%, 02/01/26(a)	27,884
64,087	2.564%, 12/01/29(a)	67,707

34,004	2.573%, 09/01/24(a)	36,052
75,442	2.589%, 03/01/34(a)	79,297
34,324	2.600%, 01/01/28(a)	36,332
2,466	2.600%, 08/01/30(a)	2,473
294,143	2.625%, 12/01/34(a)	297,236
8,373	2.651%, 10/01/26(a)	8,553
22,188	2.680%, 08/01/30(a)	23,473
63,385	2.701%, 01/01/37(a)	66,839
22,682	2.702%, 11/01/29(a)	24,060
30,213	2.702%, 04/01/30(a)	31,456
21,848	2.702%, 12/01/30(a)	22,673
208,672	2.710%, 02/01/37(a)	221,742
5,660	2.750%, 10/01/18(a)	5,849
279,185	2.818%, 01/01/35(a)	281,037
8,055	2.970%, 08/01/19(a)	8,120
96,176	3.043%, 09/01/32(a)	98,147
35,552	3.050%, 01/01/22(a)	35,718
4,999	3.145%, 10/01/18(a)	5,013
24,574	3.149%, 07/01/23(a)	25,545
8,781	3.250%, 01/01/19(a)	8,818
9,170	3.250%, 05/01/23(a)	9,245
95,810	3.300%, 03/01/19(a)	95,899
246,050	3.396%, 04/01/36(a)	260,095
24,306	3.434%, 04/01/19(a)	24,534
614	3.487%, 08/01/18(a)	621
541,699	3.836%, 04/01/30(a)	550,376
25,204	3.885%, 12/01/19(a)	25,370
12,837	4.110%, 03/01/17(a)	13,043
161,145	4.448%, 01/01/37(a)	169,919
8,046	4.527%, 12/01/30(a)	8,157
26,306	4.615%, 02/01/23(a)	26,465
4,974	4.825%, 09/01/18(a)	5,232
16,643	4.840%, 05/01/20(a)	17,665
32,177	4.870%, 07/01/25(a)	32,563
38,545	5.952%, 03/01/37(a)	41,240
12,998	6.376%, 10/01/27(a)	13,072
28,182	6.438%, 11/01/25(a)	28,434
		4,267,089
Federal National Mortgage Association (FNMA): 18.60%
	FNMA
158,321	1.134%, 01/01/21(a)	158,969
49,034	1.452%, 04/01/44(a)	49,273
72,550	1.452%, 04/01/44(a)	72,922
25,725	1.452%, 04/01/44(a)	25,859

212,072	1.452%, 09/01/44(a)	213,193
401,550	1.555%, 08/01/33(a)	407,772
114,774	1.640%, 08/01/28(a)	118,027
175,572	1.652%, 11/01/30(a)	178,986
107,598	1.652%, 11/01/30(a)	109,824
180,432	1.652%, 06/01/40(a)	184,434
231,738	1.652%, 09/01/40(a)	235,928
124,090	1.652%, 10/01/40(a)	126,722
83,381	1.652%, 10/01/40(a)	85,145
29,293	1.717%, 09/01/23(a)	29,640
19,390	1.717%, 09/01/27(a)	19,998
595,376	1.753%, 08/01/34(a)	615,901
86,576	1.779%, 05/01/33(a)	87,750
166,873	1.813%, 05/01/33(a)	171,019
20,404	1.826%, 07/01/21(a)	20,456
79,596	1.827%, 05/01/32(a)	82,257
9,707	1.842%, 12/01/24(a)	9,915
386,995	1.859%, 01/01/35(a)	399,365
49,304	1.875%, 06/01/19(a)	51,136
117,330	1.875%, 02/01/20(a)	119,133
113,006	1.898%, 08/01/34(a)	117,808
389,904	1.920%, 06/01/35(a)	395,624
71,922	1.945%, 08/01/34(a)	75,147
189,159	1.947%, 07/01/35(a)	197,880
15,621	1.958%, 06/01/33(a)	16,305
58,552	1.960%, 05/01/35(a)	58,655
90,256	1.965%, 01/01/36(a)	94,538
94,671	1.966%, 09/01/35(a)	99,066
444,691	1.974%, 09/01/35(a)	465,699
51,036	1.995%, 11/01/21(a)	51,946
74,799	2.014%, 01/01/23(a)	77,610
105,957	2.017%, 04/01/36(a)	111,320
106,334	2.018%, 01/01/36(a)	111,719
290,664	2.047%, 09/01/34(a)	302,440
117,664	2.068%, 04/01/36(a)	123,816
18,614	2.085%, 10/01/15(a)	18,772
1,346	2.091%, 04/01/18(a)	1,403
169,723	2.120%, 11/01/32(a)	177,919
73,336	2.125%, 01/01/19(a)	74,778
207,894	2.125%, 07/01/19(a)	216,239
298,788	2.133%, 05/01/36(a)	310,681
38,487	2.190%, 01/01/26(a)	39,888
11,879	2.200%, 10/01/22(a)	12,200
25,073	2.204%, 05/01/36(a)	26,284
81,667	2.213%, 12/01/35(a)	84,179
123,417	2.225%, 04/01/33(a)	129,122

15,921	2.230%, 04/01/22(a)	16,016
49,613	2.231%, 05/01/24(a)	51,983
35,394	2.248%, 11/01/32(a)	35,686
73,504	2.250%, 11/01/17(a)	76,417
160,031	2.251%, 01/01/19(a)	160,858
12,499	2.260%, 01/01/20(a)	13,087
50,819	2.272%, 11/01/34(a)	52,486
561,356	2.272%, 08/01/35(a)	588,634
82,804	2.277%, 09/01/23(a)	85,676
369,141	2.279%, 06/01/18(a)	378,181
6,920	2.279%, 03/01/23(a)	7,233
248,585	2.290%, 06/01/32(a)	250,422
345,150	2.290%, 01/01/33(a)	356,628
32,163	2.300%, 12/01/29(a)	33,784
53,386	2.304%, 08/01/30(a)	56,089
126,051	2.314%, 10/01/34(a)	130,214
18,269	2.325%, 05/01/22(a)	18,410
69,870	2.344%, 09/01/33(a)	72,981
67,167	2.345%, 08/01/33(a)	70,242
12,926	2.355%, 07/01/25(a)	13,523
101,490	2.356%, 06/01/33(a)	106,719
2,764,695	2.359%, 11/01/35(a)	2,871,616
166,126	2.365%, 07/01/35(a)	175,042
3,139	2.375%, 05/01/19(a)	3,271
14,806	2.375%, 11/01/23(a)	15,386
16,244	2.375%, 01/01/26(a)	16,313
4,229	2.375%, 02/01/33(a)	4,443
31,766	2.382%, 09/01/25(a)	31,878
153,854	2.390%, 02/01/32(a)	154,098
147,986	2.401%, 05/01/32(a)	149,037
67,902	2.406%, 02/01/33(a)	71,233
18,306	2.418%, 03/01/38(a)	19,078
14,030	2.420%, 12/01/22(a)	14,685
260,809	2.434%, 05/01/35(a)	275,825
49,724	2.435%, 01/01/32(a)	49,781
54,571	2.442%, 05/01/33(a)	54,941
14,044	2.444%, 07/01/29(a)	14,160
51,798	2.445%, 03/01/38(a)	54,419
68,304	2.446%, 08/01/30(a)	72,396
15,303	2.447%, 09/01/31(a)	16,150
84,431	2.448%, 12/01/34(a)	88,044
12,774	2.451%, 07/01/33(a)	13,434
389,354	2.456%, 02/01/35(a)	409,126
30,639	2.460%, 12/01/32(a)	31,889
69,727	2.462%, 07/01/36(a)	73,364
56,361	2.465%, 04/01/33(a)	59,283

45,807	2.478%, 08/01/22(a)	48,610
48,373	2.485%, 05/01/38(a)	50,870
6,884	2.488%, 07/01/26(a)	7,311
2,714,668	2.493%, 05/01/34(a)	2,864,797
159,700	2.495%, 08/01/35(a)	160,202
7,577	2.500%, 01/01/27(a)	7,636
19,291	2.502%, 01/01/31(a)	20,406
85,611	2.525%, 12/01/34(a)	89,683
64,852	2.576%, 04/01/36(a)	68,177
142,099	2.585%, 11/01/30(a)	148,507
36,327	2.588%, 05/01/35(a)	38,322
83,082	2.588%, 06/01/38(a)	85,574
36,945	2.610%, 01/01/19(a)	37,416
96,978	2.610%, 08/01/33(a)	100,370
94,301	2.611%, 10/01/33(a)	99,247
65,124	2.619%, 10/01/32(a)	65,431
13,733	2.638%, 03/01/27(a)	13,874
114,706	2.652%, 12/01/35(a)	120,776
48,465	2.704%, 05/01/34(a)	51,039
116,003	2.730%, 09/01/33(a)	116,960
19,964	2.731%, 01/01/33(a)	20,929
8,707	2.750%, 11/01/17(a)	8,809
29,406	2.750%, 10/01/33(a)	29,546
28,111	2.755%, 01/01/19(a)	28,473
126,177	2.767%, 12/01/24(a)	133,835
5,716	2.815%, 01/01/18(a)	5,846
121,964	2.815%, 06/01/26(a)	128,111
67,551	2.830%, 05/01/35(a)	71,573
38,664	2.839%, 03/01/18(a)	39,144
10,269	2.848%, 04/01/18(a)	10,397
149,041	2.890%, 09/01/33(a)	154,519
164,019	3.012%, 11/01/36(a)	168,598
95,101	3.020%, 03/01/29(a)	95,933
118,703	3.050%, 11/01/30(a)	124,852
62,481	3.097%, 09/01/20(a)	63,932
9,516	3.125%, 05/01/16(a)	9,844
28,036	3.125%, 09/01/17(a)	29,047
72,112	3.220%, 05/01/22(a)	73,218
59,441	3.275%, 03/01/19(a)	60,543
45,171	3.355%, 11/01/20(a)	45,864
2,369	3.375%, 08/01/17(a)	2,379
46,691	3.435%, 11/01/35(a)	48,145
3,601	3.560%, 01/01/29(a)	3,805
57,091	3.659%, 04/01/25(a)	59,910
10,646	3.835%, 07/01/20(a)	10,690
3,941	3.915%, 01/01/19(a)	3,944

104,869	4.012%, 01/01/18(a)	107,960
2,507	4.095%, 04/01/17(a)	2,514
16,868	4.307%, 04/01/25(a)	17,018
10,347	4.311%, 11/01/27(a)	10,640
1,890	4.347%, 08/01/20(a)	1,899
5,097	4.462%, 06/01/25(a)	5,245
1,197	4.560%, 04/01/18(a)	1,226
2,592	4.605%, 12/01/17(a)	2,605
319	4.822%, 06/01/24(a)	328
13,894	4.824%, 03/01/17(a)	13,947
8,363	4.828%, 07/01/17(a)	8,363
3,544	4.908%, 07/01/24(a)	3,635
1,805	4.958%, 01/01/25(a)	1,927
41,635	5.057%, 04/01/37(a)	44,404
10,574	5.838%, 06/01/36(a)	11,364
27,076	5.921%, 04/01/19(a)	28,270
2,352	5.969%, 11/01/23(a)	2,428
		20,169,690
	Total Agency Pass-Through Securities (Cost $25,280,102)	25,287,911

ASSET-BACKED SECURITIES: 14.70%
	Brazos Higher Education Authority, Series 2010-1, Class A1
2,721,335	1.157%, 11/25/22(a)	2,706,675
	Capital One Multi-Asset Execution Trust, Series 2008-A8, Class A8
5,000,000	0.259%, 04/15/16(a)	4,983,825
	Chase Issuance Trust, Series 2008-A6
2,813,000	1.429%, 05/15/15(a)	2,864,467
	CIT Education Loan Trust, Series 2005-1, Class A2
1,203,392	0.437%, 03/15/22(a)	1,197,365
	MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10
1,500,000	0.289%, 11/16/15(a)	1,499,457
	Nelnet Student Loan Trust, Series 2007-1, Class A1
422,258	0.322%, 11/27/18(a)	416,314
	Northstar Education Finance, Inc., Class A1
2,296,220	0.353%, 10/25/26(a)	2,265,650
	Total Asset-Backed Securities (Cost $15,970,335)	15,933,753

COLLATERALIZED MORTGAGE OBLIGATIONS: 12.34%
Collateralized Mortgage Obligations-Other: 10.43%
	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2
664,414	5.205%, 03/11/12	668,713
	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class F
856,696	5.440%, 09/15/30(b)	884,075
	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C4, Class A3
2,836,607	5.120%, 08/15/38(a)	2,870,045
	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4
4,846,917	4.879%, 10/12/13(a)	5,077,519
	Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A2
1,767,405	4.960%, 07/12/38	1,793,631
		11,293,983
Federal National Mortgage Association (FNMA): 0.58%
	FNMA, REMICS
566,599	0.768%, 12/25/37(a)	569,934
60,000	5.000%, 06/15/30	62,212
		632,146
Government National Mortgage Association (GNMA): 1.33%
	GNMA
47,382	1.750%, 06/20/34(a)	48,859
24,557	2.000%, 10/20/29(a)	25,420
91,840	2.000%, 11/20/32(a)	95,069
29,149	2.125%, 11/20/26(a)	30,221
2,431	2.125%, 12/20/28(a)	2,520
50,025	2.250%, 01/20/30(a)	51,783
21,438	2.250%, 03/20/30(a)	22,192
58,152	2.375%, 05/20/27(a)	60,378
9,156	2.375%, 03/20/28(a)	9,486
56,757	2.500%, 03/20/31(a)	58,847
26,946	2.500%, 01/20/35(a)	27,951
148,319	2.625%, 09/20/23(a)	154,023
46,538	2.625%, 07/20/30(a)	48,327
22,127	2.625%, 08/20/30(a)	22,978
37,479	2.625%, 09/20/32(a)	38,920
6,267	2.750%, 10/20/17(a)	6,524
29,753	3.125%, 07/20/33(a)	30,957
33,493	3.125%, 07/20/34(a)	34,847
131,159	4.000%, 07/20/24	140,039
	GNMA, Class A
529,099	2.017%, 11/16/28(a)	534,067
		1,443,408
	Total Collateralized Mortgage Obligations (Cost $13,442,760)	13,369,537

CORPORATE BONDS: 16.06%
Financials: 15.78%
	Bank of America Corp., Sr. Unsec. Notes
1,000,000	0.340%, 10/15/12(a)	1,021,690
	Barclays Bank Plc, Sr. Unsec. Notes
2,600,000	0.000%, 06/25/12(b)	2,572,700
2,750,000	0.000%, 09/17/12(b)	2,792,350
	Federal Realty Investment Trust, Sr. Unsec. Notes
500,000	5.400%, 12/01/13	528,456
	Fifth Third Bank, Sr. Unsec. Notes
470,000	0.402%, 05/17/13(a)	460,408
	HSBC Finance Corp., Sr. Unsec. Notes
5,000,000	0.756%, 06/01/16(a)	4,462,720
	Morgan Stanley, Sr. Unsec. Notes
3,000,000	0.700%, 10/18/16(a)	2,338,440
	National City Bank, Sub. Notes
200,000	0.703%, 06/07/17(a)	183,429
	SunTrust Bank, Sub. Notes
3,000,000	0.598%, 08/24/15(a)	2,740,884
		17,101,077
Health Care: 0.28%
	Eli Lilly & Co., Sr. Unsec. Notes
300,000	3.550%, 03/06/12	303,831
	Total Corporate Bonds (Cost $18,133,067)	17,404,908

MUNICIPAL BONDS: 8.01%
	City of Chicago, Revenue Bonds (Midway Airport), Second Lien, Series D-1
1,000,000	3.532%, 01/01/41(a)	1,015,530
	Florida Housing Finance Corp., Revenue Bonds, Taxable Housing (Ashton Lake Apartments LP), Series U-2
75,000	7.150%, 01/01/13	75,231
	Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series A
4,000,000	1.009%, 10/15/12(a)	3,999,439
	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III
300,000	1.770%, 10/01/13	301,875

	Kentucky Asset Liability Commission, General Funding Revenue Bonds
510,000	2.211%, 04/01/13	515,845
2,000,000	2.939%, 04/01/14	2,053,240
	San Francisco City and County, General Obligation Unlimited
250,000	5.000%, 06/15/13	266,058
	Shawano Wisconsin School District, General Obligation Unlimited
200,000	2.000%, 03/01/12	201,246
	University of California, Taxable, Revenue Bonds, Series AA-1
250,000	0.480%, 07/01/12	250,295
	Total Municipal Bonds (Cost $8,551,029)	8,678,759

U.S. TREASURY BONDS & NOTES: 8.36%
	U.S. Treasury Notes
1,000,000	1.125%, 12/15/11(c)	1,002,305
4,000,000	1.375%, 03/15/12	4,023,440
4,000,000	1.375%, 05/15/12	4,030,940
	Total U.S. Treasury Bonds & Notes (Cost $9,053,396)	9,056,685

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 13.05%
$14,142,435	Brown Brothers Harriman & Co.-Grand Cayman 0.030%, due 10/03/11	14,142,435
	Total Short-Term Bank Debt Instruments (Cost $14,142,435)	14,142,435
	Total Investments: 95.84% (Cost $104,573,124)	103,873,988
	Net Other Assets and Liabilities: 4.16%	4,511,122
	Net Assets: 100.00%	$108,385,110

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2011.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $6,249,125, representing 5.77% of net assets.

(c)	Security, or portion of security, is being held as collateral for swap contracts.

Percentages are stated as a percent of net assets.

OUTSTANDING TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	01/26/12	9,750,000	$(24,707)
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	09/30/12	6,800,000	(17,195)
Barclays Capital	Barclays Capital EM Momentum	115 Bps	Total Return	07/25/12	3,500,000	29,875
Barclays Capital	Barclays Capital EM Momentum	115 Bps	Total Return	09/30/12	9,000,000	76,822
BNP Paribas	BNP S&P 500® Total Return	1-month LIBOR plus 14 Bps	Total Return	06/29/12	108,447,644	(4,862,182)
BNP Paribas	BNP S&P 500® Total Return	1-month LIBOR plus 14 Bps	Total Return	10/31/11	6,828,742	(253,382)
Credit Suisse	Credit Suisse Volatility Index	45 Bps	Total Return	07/20/12	7,750,000	(15,903)
Credit Suisse	Credit Suisse Volatility Index	45 Bps	Total Return	10/20/12	8,800,000	(23,364)
Credit Suisse	Credit Suisse HS Global Style Rotation Equity Index	75 Bps	Total Return	10/08/12	16,500,000	(234,481)
					177,376,386	$(5,324,517)

Investment Abbreviations:

Bps - Basis Points

LIBOR - London Interbank Offered Rate

REMICS - Real Estate Mortgage Investment Conduits

Sub. - Subordinated

Sr. - Senior

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Credit Analysis Long/Short Fund

September 30, 2011 (Unaudited)

Shares		Value (Note 1)
PREFERRED STOCKS: 1.60%
Diversified Financial Services: 0.87%
	Citigroup Capital XII(a)
50,000	8.500%	$1,255,000
	JPMorgan Chase Capital XXVIII(a)
21,250	7.200%	541,450
		1,796,450
Electric: 0.73%
	Southern California Edison Co.(a)
15,000	5.349%	1,506,563
	Total Preferred Stocks
	(Cost $3,280,063)	3,303,013

Principal Amount
CORPORATE BONDS: 7.29%
Consumer Cyclical: 0.45%
	General Motors Corp., Sr. Unsec. Notes
$250,000	7.200%, 01/15/12(b)(c)	2,500
	United Air Lines, Inc., Sr. Sec. Notes
907,000	9.875%, 08/01/13(a)(d)	934,210
		936,710
Consumer Non-Cyclical: 0.47%
	HCA, Inc., Sr. Unsec. Notes
1,000,000	8.000%, 10/01/18	978,750
Diversified Financial Services: 0.49%
	Northern Trust Corp., Sr. Unsec. Notes
1,000,000	3.375%, 08/23/21	1,016,062

Financials: 1.43%
	Nationwide Mutual Insurance Co., Sub. Notes
3,000,000	5.810%, 12/15/24(a)(d)(e)	2,948,667
Industrials: 3.00%
	Energy XXI Gulf Coast, Inc., Gtd. Notes
1,620,000	9.250%, 12/15/17	1,587,600
	Enterprise Products Operating Llc, Gtd. Notes, Series B
2,500,000	7.034%, 01/15/68(a)(e)	2,537,560
	Southern Union Co., Jr. Sub. Notes
2,425,000	7.200%, 11/01/66(a)(e)	2,061,250
		6,186,410
Utility: 1.45%
	Wisconsin Energy Corp., Jr. Sub. Notes
3,000,000	6.250%, 05/15/67(a)(e)	2,999,754
	Total Corporate Bonds
	(Cost $14,391,869)	15,066,353

MUNICIPAL BONDS: 115.71%
Arizona: 2.15%
	Salt Verde, Arizona Financial Corp., Gas Revenue Bonds
3,200,000	5.000%, 12/01/37(a)	2,866,048
	University Medical Center Corp., General Obligation, Arizona Hospital Revenue Bonds
1,705,000	5.000%, 07/01/35(a)	1,565,122
		4,431,170
California: 24.04%
	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series A
1,300,000	5.000%, 12/01/32(a)	1,253,863
	California Educational Facilities Authority, General Obligation Revenue Bonds (San Francisco University)
500,000	5.000%, 10/01/21	553,865
	California Health Facilities Financing Authority, Revenue Bonds (Cedars - Sinai Medical Center)
1,925,000	5.000%, 08/15/39(a)	1,916,280
	California Health Facilities Financing Authority, Revenue Bonds (Kaiser Permanente), Series A
2,905,000	5.000%, 04/01/37(a)	2,913,076

	California Housing Finance Agency, Revenue Bonds (Alternative Minimum Tax Home Mortgage), Series K
3,285,000	5.500%, 02/01/42	3,271,926
	California State Pollution Control Financing Authority, Revenue Bonds (Pacific Gas & Electric Co.)
1,500,000	4.750%, 12/01/23	1,574,175
	California State Public Works Board, Lease Revenue Bonds (Department General Services - Buildings 8 & 9), Series A
975,000	6.250%, 04/01/34	1,043,435
	California State Public Works Board, Revenue Bonds (Build America Bonds), Series G-2
1,400,000	8.361%, 10/01/34(a)	1,684,816
	California State Public Works Board, Revenue Bonds, Series A-1
2,000,000	5.750%, 03/01/30(a)	2,100,419
	California Statewide Communities Development Authority, Revenue Bonds (Cottage Health Obligated Group)
1,000,000	5.250%, 11/01/30(a)	1,026,090
	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-1
3,715,000	4.500%, 06/01/27(a)	2,902,269
3,500,000	5.000%, 06/01/33	2,454,795
2,915,000	5.125%, 06/01/47	1,856,476
	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-2, VRDN
3,000,000	0.000%, 06/01/37	1,918,830
	Inland Empire Tobacco Securitization Authority, Revenue Bonds (California Tobacco Settlement), Series A
1,835,000	5.000%, 06/01/21(a)	1,518,059
	Long Beach Bond Finance Authority, Natural Gas Purchase (Libor Index), Series B, VRDN
4,550,000	1.642%, 11/15/27(a)(e)	3,115,886
	Long Beach, California Bond Finance Authority, Revenue Bonds, Series A
1,000,000	5.000%, 11/15/15(a)	1,058,510
	Los Angeles Convention & Exhibit Center Authority, Lease Revenue Bonds, Series A
2,725,000	5.125%, 08/15/22(a)	2,865,474
	Los Angeles, California Unified School District, General Obligation Unlimited Bonds, Series A-1
2,000,000	4.500%, 01/01/28	2,019,020
	Northern California Gas Authority, No. 1 Revenue Bonds, VRDN
4,550,000	0.885%, 07/01/27(a)(e)	3,058,010

	Palomar Pomerado, California Health Care District, Certificate Participation Bonds, (Palomar Pamerado Health)
1,500,000	6.000%, 11/01/30	1,506,165
	Port of Oakland, California Un-Refunded Revenue Bonds, Series M
1,335,000	5.375%, 11/01/27(a)	1,339,139
	State of California Municipal Bonds
1,925,000	5.250%, 04/01/14(a)	2,097,249
	State of California Municipal Bonds, VRDN
1,250,000	5.650%, 04/01/39(a)(e)	1,324,763
	State of California, General Obligation Unlimited Bonds
1,770,000	5.750%, 04/01/31(a)	1,931,654
	Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue Bonds, Series A1-SNR
2,000,000	5.000%, 06/01/37	1,382,660
		49,686,904
Colorado: 0.81%
	Denver Colorado Health & Hospital Authority Healthcare, Revenue Bonds, Series B, VRDN
1,455,000	1.318%, 12/01/33(a)(e)	938,810
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds
700,000	5.750%, 11/15/18	726,390
		1,665,200
Connecticut: 6.25%
	Connecticut State Development Authority, Pollution Control Revenue Bonds (Connecticut Light & Power), Series A
815,000	5.850%, 09/01/28(a)	821,504
	Connecticut State Development Authority, Pollution Control Revenue Bonds (Connecticut Light & Power), Series B
2,325,000	5.950%, 09/01/28	2,336,020
	Connecticut State Development Authority, Water Facility Revenue Bonds (Aquarion Water Co. of Connecticut)
500,000	5.500%, 04/01/21	537,870
	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Hartford Heath Care), Series A
1,500,000	5.000%, 07/01/41	1,507,935
	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Stamford Hospital), Series I
1,850,000	5.000%, 07/01/30(a)	1,899,950
	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Wesleyan University)
400,000	5.000%, 07/01/39(a)	430,148

	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Yale-New Haven Hospital), Insured Ambac Indemnity Corp., Series J-1
950,000	5.000%, 07/01/26(a)	1,002,336
	Connecticut State Housing Finance Authority, Revenue Bonds, Series A-3
1,825,000	4.500%, 11/15/28(a)	1,812,225
	Connecticut State Special Tax Obligation, Revenue Bonds (Transportation Infrastructure), Series 1
270,000	5.000%, 02/01/17(a)	319,375
	State of Connecticut, Special Tax Obligation Revenue Bonds (Build America Bonds-Transportation Infrastructure)
2,000,000	5.459%, 11/01/30(a)	2,254,320
		12,921,683
Florida: 2.81%
	Citizens Property Insurance Corp., Sr. Sec. Revenue Bonds, Series A-1
2,245,000	5.250%, 06/01/17(a)	2,478,817
950,000	6.000%, 06/01/16(a)	1,069,415
	JEA, Florida Electric Systems, Revenue Bonds, Series 3A
450,000	3.500%, 10/01/18(a)	461,997
	Tallahassee Florida Health Facilities, Revenue Bonds (Memory Healthcare Project)
1,790,000	6.375%, 12/01/30(a)	1,790,537
		5,800,766
Georgia: 2.50%
	City of Atlanta, Georgia Water & Wastewater Revenue Bonds, Series A
1,160,000	5.500%, 11/01/27(a)	1,297,274
	Municipal Electric Authority of Georgia, Revenue Bonds (Build America Bonds)
1,600,000	6.655%, 04/01/57(a)	1,691,584
	Municipal Electric Authority of Georgia, Revenue Bonds, (Build America Bonds, Plant Vogtle Units 3&4 Project), Series P
2,100,000	7.055%, 04/01/57(a)	2,175,264
		5,164,122
Guam: 2.04%
	Guam Government Municipal Bonds, Series A
1,100,000	6.000%, 11/15/19(a)	1,190,057
2,900,000	6.750%, 11/15/29(a)	3,022,728
		4,212,785

Illinois: 5.97%
	Chicago, Illinois Board of Education, Revenue Bonds (Build America Bonds), Series E
500,000	6.138%, 12/01/39(a)	542,910
	Chicago, O’Hare International Airport, Special Facilities Revenue Bonds (American Airlines, Inc. Project)
3,750,000	5.500%, 12/01/30(a)	2,859,524
	Illinois Finance Authority, Revenue Bonds (Provena Health System), Series A
1,925,000	6.000%, 05/01/28(a)	1,974,126
	Illinois Finance Authority, Revenue Bonds (Silver Cross & Medical Centers), Series A
1,000,000	7.000%, 08/15/44(a)	1,051,620
	Illinois Finance Authority, Revenue Bonds (Swedish Covenant Hospital), Series A
1,875,000	6.000%, 08/15/38(a)	1,895,700
	Railsplitter Tobacco Settlement Authority, Revenue Bonds
3,865,000	5.500%, 06/01/23(a)	4,023,310
		12,347,190
Indiana: 0.96%
	Delaware County Hospital Authority, Hospital Revenue Bonds (Cardinal Health System), Obligated Group
2,095,000	5.125%, 08/01/29	1,976,779
Iowa: 2.28%
	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series C
3,185,000	5.500%, 06/01/42	2,344,064
3,250,000	5.625%, 06/01/46	2,359,988
		4,704,052
Kentucky: 4.68%
	Kentucky Economic Development Finance Authority, Revenue Bonds (Baptist Healthcare System), Series A
2,675,000	5.375%, 08/15/24(a)	2,989,687
	Kentucky Economic Development Finance Authority, Revenue Bonds (Owensboro Medical Health System), Series A
1,250,000	6.375%, 06/01/40(a)	1,311,250
	Louisville & Jefferson County, Kentucky, Metropolitan Government Health Facilities Revenue Bonds (Jewish Hospital Saint Mary’s Healthcare)
2,700,000	6.125%, 02/01/37(a)	2,783,025
	Louisville & Jefferson County, Kentucky, Metropolitan Government Health System Revenue Bonds (Norton Healthcare, Inc.)
2,600,000	5.250%, 10/01/36(a)	2,592,798
		9,676,760

Louisiana: 6.26%
	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, (Westlake Chemical Corp., Project)
2,450,000	6.750%, 11/01/32(a)	2,573,946
	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, (Westlake Chemical Corp., Project), Series A-2
2,000,000	6.500%, 11/01/35	2,094,700
	Louisiana Public Facilities Authority, Revenue Bonds (Christus Health), Series A
2,100,000	6.000%, 07/01/29(a)	2,278,059
	Louisiana Public Facilities Authority, Revenue Bonds (Ochsner Clinic Foundation Project)
1,500,000	6.250%, 05/15/31	1,608,465
	Louisiana Public Facilities Authority, Revenue Bonds (Ochsner Clinic Foundation Project), Series A
4,555,000	5.250%, 05/15/38(a)	4,371,979
		12,927,149
Maine: 0.73%
	Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center)
1,475,000	6.750%, 07/01/36	1,517,170
Maryland: 0.03%
	Montgomery County, Maryland, Housing Opportunities Commission, Single Family Mortgage Revenue Bonds, Series B
65,000	5.350%, 07/01/34(a)	65,934
Massachusetts: 1.55%
	Massachusetts Development Finance Agency, Revenue Bonds (Tufts Medical Center), Series I
3,030,000	6.250%, 01/01/27	3,203,831
Michigan: 1.81%
	Michigan State Hospital Finance Authority, Revenue Bonds (Henry Ford Health System), Series A
1,225,000	5.250%, 11/15/32(a)	1,230,378
	Wayne County Michigan, General Obligation Limited Tax Notes, Series B-3, VRDN
2,500,000	4.002%, 09/15/12(a)(e)	2,500,275
		3,730,653
Mississippi: 1.00%
	Mississippi Development Bank, Revenue Bonds (Magnolia Regional Health Center), Series A
1,990,000	6.500%, 10/01/31	2,056,386

Missouri: 0.45%
	St. Louis, Missouri, Airport Revenue Bonds (Lambert-St. Louis International), Series A-1
850,000	6.625%, 07/01/34(a)	923,457
New Hampshire: 1.26%
	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds (United Illuminating Co.), Series A, VRDN
2,450,000	4.500%, 07/01/27(a)(e)	2,596,779
New Jersey: 2.99%
	New Jersey Economic Development Authority, Revenue Bonds
800,000	5.375%, 06/15/14	845,808
	New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A
4,210,000	4.500%, 06/01/23(a)	3,760,582
2,000,000	4.625%, 06/01/26	1,565,720
		6,172,110
New York: 8.63%
	Albany, New York Industrial Development Agency, Civic Facility Revenue Bonds (St. Peter’s Hospital Project), Series A
1,000,000	5.750%, 11/15/22(a)	1,066,090
	Brooklyn Arena Local Development Corp., Revenue Bonds (Barclays Center Project)
1,000,000	6.000%, 07/15/30(a)	1,042,920
	Nassau County, New York Tobacco Settlement Corp., Asset-Backed Sr. Convertible Revenue Bonds, Series A-2
750,000	5.250%, 06/01/26	671,985
	New York City, Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc. - JFK International Airport), VRDN
3,000,000	8.000%, 08/01/28(a)(e)	3,062,459
	New York City, New York Health & Hospital Corp., Revenue Bonds (Health System), Series A
2,000,000	5.000%, 02/15/30(a)	2,098,780
	New York City, New York Housing Development Corp., Multifamily Housing Revenue Bonds, Series K
900,000	4.950%, 11/01/39	909,594
	New York City, New York Industrial Development Agency, Revenue Bonds (Queens Baseball Stadium-Pilot Project)
2,295,000	5.000%, 01/01/18(a)	2,382,577

	New York City, New York Municipal Water Finance Authority, Water & Sewer Revenue Bonds, Series EE
750,000	6.011%, 06/15/42(a)	955,223
	New York City, New York Transitional Finance Authority, Building Aid Revenue Bonds (Fiscal 2009), Series S-3
675,000	5.250%, 01/15/39(a)	722,500
	New York State Dormitory Authority, Non-State Supported Debt, Revenue Bonds, (North Shore - Long Island Jewish), Series A
2,300,000	5.000%, 05/01/32	2,338,433
	Port Authority of New York & New Jersey, Special Obligations Revenue Bonds (JFK International Airport Terminal Llc)
2,500,000	6.000%, 12/01/42(a)	2,579,675
		17,830,236
North Carolina: 0.42%
	North Carolina Municipal Power Agency, No. 1 Revenue Bonds (Catawba Electric), Series A
825,000	5.000%, 01/01/30	877,429
Ohio: 5.10%
	American Municipal Power-Ohio, Inc., Revenue Bonds (Build America Bonds)
765,000	6.053%, 02/15/43(a)	869,774
	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset Backed Sr. Turbo), Series A-2
4,035,000	5.125%, 06/01/24(a)	3,073,944
2,065,000	5.875%, 06/01/30(a)	1,549,514
	County of Hancock, Ohio Hospital Revenue Bonds (Blanchard Valley Regional Health Center)
1,000,000	5.750%, 12/01/26	1,038,180
	Lorain County Ohio Port Authority, Recovery Zone Economic Development, Revenue Bonds
1,500,000	6.750%, 12/01/40(a)	1,566,405
	Ohio State Air Quality Development Authority, Revenue Bonds (Columbus Southern Power Co.), Series B
500,000	5.800%, 12/01/38(a)	541,445
	Ohio State Air Quality Development Authority, Revenue Bonds (Columbus Southern Power Co.), VRDN
1,150,000	5.100%, 11/01/42(a)(e)	1,199,427
	Ohio State Housing Finance Agency, Residential Mortgage Revenue Bonds (Mortgage Backed Securities Program), Insured GNMA/FNMA, Series F
690,000	5.250%, 09/01/28(a)	702,234
		10,540,923

Oklahoma: 1.24%
	Tulsa, Oklahoma Municipal Airport Trust Revenue Bonds, Series A, VRDN
2,500,000	7.750%, 06/01/35(e)	2,562,550
Pennsylvania: 1.23%
	Allegheny County Industrial Development Authority, Revenue Bonds (Environmental Improvement)
1,500,000	6.750%, 11/01/24(a)	1,600,695
	Pennsylvania Economic Development Financing Authority Exempt Facilities, Revenue Bonds (Allegheny Energy Supply Co.)
835,000	7.000%, 07/15/39(a)	914,960
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 110B
30,000	4.750%, 10/01/39(a)	30,338
		2,545,993
Puerto Rico: 10.22%
	Children’s Trust Fund, Asset Backed Revenue Bonds, Series A
26,000,000	0.000%, 05/15/50	1,176,500
	Puerto Rico Commonwealth, General Obligation Unlimited Bonds (Public Improvement), Series A
2,000,000	5.500%, 07/01/32(a)	2,004,280
	Puerto Rico Commonwealth Highway & Transportation Authority, Transportation Revenue Bonds, Series L
1,550,000	5.250%, 07/01/38(a)	1,504,368
	Puerto Rico Commonwealth Highway & Transportation Authority, Transportation Revenue Bonds, Series N
1,855,000	5.250%, 07/01/39(a)	1,796,919
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Insured Ambac Indemnity Corp., Series C
1,800,000	5.500%, 07/01/24(a)	1,915,362
475,000	5.500%, 07/01/25(a)	501,268
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Series C
1,300,000	5.500%, 07/01/16(a)	1,436,461
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series CCC
2,000,000	5.250%, 07/01/27(a)	2,092,540
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series UU, VRDN
2,700,000	0.865%, 07/01/31(a)(e)	1,704,807
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW
1,250,000	5.250%, 07/01/25(a)	1,307,588

	Puerto Rico Highway & Transportation Authority, Revenue Bonds, Series AA
1,210,000	5.500%, 07/01/16	1,465,129
	Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, Special Facilities Revenue Bonds (American Airlines), Series A
1,600,000	6.450%, 12/01/25	1,381,712
	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Insured XL Capital Assurance, Inc., Series H
900,000	5.250%, 07/01/13(a)	957,051
	Puerto Rico Public Finance Corp., Revenue Bonds (Commonwealth Appropriation), Series A, VRDN
1,000,000	5.250%, 08/01/29(a)(e)	1,012,010
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate), Series A
800,000	5.500%, 08/01/28(a)	872,576
		21,128,571
Rhode Island: 0.46%
	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series A-1
1,000,000	5.000%, 10/01/48(a)	950,010
South Carolina: 1.47%
	South Carolina Jobs Economic Development Authority, Hospital Facilities Revenue Bonds (Palmetto Health Alliance), Series A
3,000,000	6.250%, 08/01/31(a)	3,041,850
Tennessee: 4.61%
	Johnson City Health & Educational Facilities Board, First Mortgage Revenue Bonds (Mountain States Health Alliance), Series A
1,415,000	5.500%, 07/01/31	1,428,952
	Sullivan County, Tennessee, Health Educational & Housing Facilities Board, Hospital Revenue Bonds (Wellmont Health System Project), Series C
2,850,000	5.250%, 09/01/36(a)	2,558,388
	Tennessee Energy Acquisition Corp., Gas Revenue Bonds, Series A
2,750,000	5.250%, 09/01/17	2,858,680
	Tennessee Energy Acquisition Corp., Gas Revenue Bonds, Series C
2,700,000	5.000%, 02/01/20(a)	2,688,903
		9,534,923

Texas: 8.51%
	Brazos River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series 1999C
1,000,000	7.700%, 03/01/32	340,110
	Brazos River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series C, VRDN
650,000	5.750%, 05/01/36(a)(e)	647,797
	Central Texas Regional Mobility Authority, Sr. Lien Revenue Bonds
1,000,000	5.750%, 01/01/31	1,016,370
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds (American Airlines, Inc., Project)
1,300,000	6.000%, 11/01/14	1,224,262
750,000	9.000%, 05/01/29	733,268
	North Texas Tollway Authority, Revenue Bonds (Build America Bonds), Sub-Lien, Series B-2
2,950,000	8.910%, 02/01/30(a)	3,332,172
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Series A
1,500,000	5.000%, 12/15/16	1,539,885
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Sr. Lien, Series B, VRDN
5,000,000	0.933%, 12/15/26(e)	3,416,449
	Texas Municipal Gas Acquisition & Supply Corp., I, Gas Supply Revenue Bonds, Sr. Lien, Series A
2,000,000	5.250%, 12/15/19(a)	2,006,440
	Texas Municipal Gas Acquisition & Supply Corp., I, Gas Supply Revenue Bonds, Sr. Lien, Series D
3,000,000	5.625%, 12/15/17	3,175,500
	Trinity River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project)
525,000	6.250%, 05/01/28(a)	162,986
		17,595,239
Virgin Islands: 1.43%
	Virgin Islands Public Finance Authority, Revenue Bonds (Gross receipts taxes loan notes)
500,000	5.000%, 10/01/24	508,375
	Virgin Islands Public Finance Authority, Revenue Bonds (Sr. Lien/Capital Projects), Series A-1
500,000	5.000%, 10/01/39	473,365
	Virgin Islands Public Finance Authority, Revenue Bonds (Sr. Lien/Manufacturing Federal Loan Notes), Series A
2,000,000	5.000%, 10/01/29(a)	1,981,260
		2,963,000

West Virginia: 0.36%
	County of Pleasants, West Virginia Pollution Control Revenue Bonds (Allegheny Energy Supply Co.), Series F
750,000	5.250%, 10/15/37	750,368
Wisconsin: 1.46%
	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Aurora Health Care, Inc.), Series A
2,455,000	5.625%, 04/15/39(a)	2,509,133
	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Wheaton Franciscan Healthcare)
555,000	5.250%, 08/15/34(a)	510,650
		3,019,783
	Total Municipal Bonds (Cost $232,449,387)	239,121,755

U.S. TREASURY BONDS & NOTES: 2.26%
	U.S. Treasury Bonds
4,000,000	3.750%, 08/15/41	4,675,624
	Total U.S. Treasury Bonds & Notes (Cost $4,350,421)	4,675,624

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 18.61%
	Brown Brothers Harriman & Co.-Grand Cayman
21,284,352	0.030%, due 10/03/11	21,284,352
	JPMorgan Chase-New York
17,182,049	0.030%, due 10/03/11	17,182,049
	Total Short-Term Bank Debt Instruments (Cost $38,466,401)	38,466,401
	Total Investments: 145.47% (Cost $292,938,141)	300,633,146
	Net Other Assets and Liabilities: (45.47)%	(93,980,462)
	Net Assets: 100.00%	$206,652,684

Principal Amount
SCHEDULE OF SECURITIES SOLD SHORT
Corporate Bonds
	Ally Financial, Inc., Gtd. Notes
$(3,000,000)	6.250%, 12/01/17	$(2,626,503)
	American Airlines, Inc., Sr. Sec. Notes
(2,000,000)	7.500%, 03/15/16	(1,690,000)
	Citigroup, Inc., Sr. Unsec. Notes
(4,500,000)	5.375%, 08/09/20	(4,676,503)
	Continental Airlines, Inc., Sr. Sec. Notes
(2,000,000)	6.750%, 09/15/15	(1,930,000)
	Dow Chemical Co., Sr. Unsec. Notes
(2,250,000)	4.250%, 11/15/20	(2,273,825)
	Ford Motor Credit Co. Llc., Sr. Unsec. Notes
(3,250,000)	5.750%, 02/01/21	(3,228,355)
	Goldman Sachs Group, Inc., Sr. Unsec. Notes
(3,500,000)	3.625%, 02/07/16	(3,412,924)
	HCA, Inc., Gtd. Notes
(1,500,000)	7.500%, 02/15/22	(1,387,500)
	Morgan Stanley Sr. Unsec. Notes
(3,000,000)	5.500%, 07/28/21	(2,787,807)
	Praxair, Inc., Sr. Unsec. Notes
(600,000)	3.250%, 09/15/15	(642,735)
	Prudential Financial, Inc., Sr. Unsec. Notes, Series Medium-Term Note
(3,000,000)	4.500%, 11/15/20	(2,990,109)
	Safeway, Inc., Sr. Unsec. Notes
(3,000,000)	7.250%, 02/01/31	(3,715,527)
	Sprint Nextel Corp., Sr. Unsec. Notes
(2,000,000)	6.000%, 12/01/16	(1,730,000)
	Texas Competitive Electric Holdings Co. Llc., Gtd. Multi-Step Coupon Bonds, Series B
(1,500,000)	10.250%, 11/01/15(f)	(562,500)
		(33,654,288)
U.S. Treasury Bonds & Notes
	U.S. Treasury Notes
(9,000,000)	0.250%, 09/15/14	(8,961,363)
(11,000,000)	1.000%, 08/31/16	(11,036,916)

(17,250,000)	2.250%, 11/30/17	(18,294,436)
		(38,292,715)
	Total Securities Sold Short (Proceeds $72,225,908)	$(71,947,003)

(a)	Security, or portion of security, is being held as collateral for short sales.

(b)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(c)	Security in default on interest payments.

(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,882,877, representing 1.88% of net assets.

(e)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2011.

(f)	Represents a step bond. Rate disclosed is as of September 30, 2011.

(g)	Less than 0.005%

Percentages are stated as a percent of net assets.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid security is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
08/12/08	General Motors Corp., Sr. Unsec. Notes
	7.200%, 01/15/12	$0	$2,500	0.00	%(g)

Investment Abbreviations:

GNMA/FNMA - Government National Mortgage Association/Federal National Mortgage Association

Gtd. - Guaranteed

Jr. - Junior

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Unsub. - Unsubordinated

VRDN - Variable Rate Demand Notes

Portfolio of Investments (Note 1)

Forward EM Corporate Debt Fund

September 30, 2011 (Unaudited)

Principal Amount		Currency	Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS: 3.90%
Argentina: 3.90%
	Argentine Republic Government, Sr. Unsec. Bonds
324,348	7.820%, 12/31/33	EUR	$254,208
	Provincia de Buenos Aires, Sr. Unsec. Notes
300,000	10.875%, 01/26/21(a)	USD	222,000
	Republic of Argentina, Sr. Unsec. Notes
8,000,000	0.000%, 12/15/35(b)(c)	ARS	275,862
	Total Foreign Government Obligations (Cost $945,186)		752,070

CONVERTIBLE CORPORATE BONDS: 4.44%
Indonesia: 2.51%
	Enercoal Resources Pte, Ltd.
500,000	9.250%, 08/05/14	USD	483,750
Russia: 1.93%
	TMK Bonds SA, Notes
400,000	5.250%, 02/11/15	USD	372,200
	Total Convertible Corporate Bonds (Cost $1,073,347)		855,950

CORPORATE BONDS: 84.58%
Argentina: 2.43%
	Empresa Distribuidora Y Comercializadora Norte, Sr. Notes
550,000	9.750%, 10/25/22(d)	USD	467,500
Brazil: 8.59%
	Cimento Tupi SA, Sr. Unsec. Notes
250,000	9.750%, 05/11/18(a)	USD	230,000
	Corp Andina de Fomento, Sr. Unsec. Notes
1,000,000	8.125%, 06/04/19	USD	1,233,461
	Marfrig Holding Europe BV, Gtd. Notes
300,000	8.375%, 05/09/18(a)	USD	192,000
			1,655,461

China: 1.21%
	MIE Holdings Corp., Sr. Notes
300,000	9.750%, 05/12/16(a)	USD	234,000
Colombia: 1.53%
	Gruposura Finance, Gtd. Notes
300,000	5.700%, 05/18/21(a)	USD	294,000
Guatemala: 1.60%
	Industrial Subordinated Trust, Gtd. Notes
300,000	8.250%, 07/27/21(a)	USD	309,000
India: 1.47%
	ICICI Bank, Ltd., Sr. Unsec. Notes
300,000	5.750%, 11/16/20(d)	USD	283,690
Indonesia: 2.01%
	Bakrie Telecom Pte, Ltd., Gtd. Notes
600,000	11.500%, 05/07/15(d)	USD	387,000
Jamaica: 1.49%
	Digicel Group, Ltd., Sr. Unsec. Notes
300,000	8.875%, 01/15/15(d)	USD	286,500
Kazakhstan: 2.39%
	BTA Bank JSC, Sr. Unsec. Bonds
1,025,000	10.750%, 07/01/18(b)(d)(e)	USD	461,250
Mexico: 14.47%
	America Movil SAB de CV, Gtd. Notes
7,200,000	8.460%, 12/18/36	MXN	491,282
	Cemex SAB de CV, Sr. Sec. Notes
700,000	5.246%, 09/30/15(a)(b)	USD	427,000
	Empresas ICA SAB de CV, Gtd. Notes
300,000	8.900%, 02/04/21(a)	USD	267,000
	Grupo Famsa SA de CV, Sr. Unsec. Notes
500,000	11.000%, 07/20/15(d)	USD	497,500
	Grupo Senda Autotransporte SA de CV, Sr. Sec. Notes
400,000	10.500%, 10/03/15(d)	USD	396,000
	Maxcom Telecomunicaciones SAB de CV, Sr. Sec. Notes, Series B
700,000	11.000%, 12/15/14	USD	462,000
	Sigma Alimentos SA de CV, Sr. Unsec. Notes
250,000	5.625%, 04/12/18(a)	USD	246,250
			2,787,032
Nigeria: 2.52%
	GTB Finance BV, Gtd. Notes
500,000	7.500%, 05/19/16(a)	USD	485,000
Peru: 1.31%
	Corp Pesquera Inca SAC, Gtd. Notes
250,000	9.000%, 02/10/17(d)	USD	252,500

Philippines: 2.28%
	Manila Cavite Toll Road Finance Co., Sec. Notes
450,000	12.000%, 09/15/22 (d)	USD	439,034
Qatar: 2.67%
	Ras Laffan Liquefied Natural Gas Co., Ltd., III, Sec. Notes
500,000	4.500%, 09/30/12(d)	USD	515,000
Russia: 11.02%
	Alfa Bank OJSC Via Alfa Bond Issuance Plc, Sr. Sec. Notes
250,000	7.750%, 04/28/21(a)	USD	216,250
	Bank of Moscow OJSC Via Kuznetski Capital, Sr. Sec. Notes
300,000	7.335%, 05/13/13(d)	USD	305,709
	Promsvyazbank Via PSB Finance SA, Sr. Sub. Notes
500,000	11.250%, 07/08/16	USD	522,095
	RSHB Capital SA for OJSC Russian Agricultural Bank, Sec. Notes
9,000,000	7.500%, 03/25/13	RUB	272,384
	RusHydro Finance, Ltd., Sec. Notes
8,000,000	7.875%, 10/28/15	RUB	229,200
	Vimpel Communications Via VIP Finance, Ltd., OJSC, Sec. Notes
400,000	7.748%, 02/02/21(d)	USD	336,480
	VimpelCom Holdings BV, Gtd. Notes
300,000	7.504%, 03/01/22(a)	USD	242,250
			2,124,368
Singapore: 2.43%
	United Overseas Bank, Ltd., Jr. Sub. Notes
100,000	4.500%, 07/02/13(a)	USD	104,409
	United Overseas Bank, Ltd., Sub. Notes
350,000	4.500%, 07/20/13(d)	USD	363,625
			468,034
Turkey: 1.76%
	Yuksel Insaat AS, Gtd. Notes
400,000	9.500%, 11/10/15(d)	USD	340,000
Ukraine: 5.10%
	Alfa Bank CJSC Via Ukraine Issuance Plc, Sr. Unsec. Notes
250,000	13.000%, 07/30/12	USD	244,375
	Avangardco Investments Public, Ltd., Sr. Unsec. Notes
700,000	10.000%, 10/29/15	USD	549,500
	Privatbank CJSC Via UK SPV Credit Finance Plc, Gtd. Notes
200,000	9.375%, 09/23/15	USD	188,250
			982,125

United Arab Emirates: 4.96%
	Dubai Electricity & Water Authority, Sr. Unsec. Notes
250,000	7.375%, 10/21/20(d)	USD	242,500
	MDC-GMTN BV, Gtd. Notes
250,000	5.750%, 05/06/14(d)	USD	270,250
	TAQA Abu Dhabi National Energy Co., Sr. Notes
400,000	6.165%, 10/25/17(d)	USD	444,000
			956,750
United Kingdom: 1.52%
	Tesco Plc, Sr. Unsec. Notes
250,000	5.500%, 11/15/17(a)	USD	292,129
United States: 8.31%
	American Airlines Pass Through Trust 2001-02, Pass Through Notes
145,000	7.858%, 10/01/11	USD	144,928
	Merrill Lynch & Co., Inc., Sub. Notes
1,100,000	5.700%, 05/02/17	USD	982,979
	MF Global Holdings, Ltd., Unsec. Notes
500,000	6.250%, 08/08/16(f)	USD	472,727
			1,600,634
Venezuela: 3.51%
	Petroleos de Venezuela SA, Sr. Unsec. Notes
1,115,000	5.000%, 10/28/15	USD	677,363
	Total Corporate Bonds (Cost $18,586,523)		16,298,370

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 7.02%
	Brown Brothers Harriman & Co.-Grand Cayman
44	0.030%, due 10/03/11	EUR	60
	JPMorgan Chase-New York
1,352,922	0.030%, due 10/03/11	USD	1,352,922
	Total Short-Term Bank Debt Instruments (Cost $1,352,983)		1,352,982
	Total Investments: 99.94% (Cost $21,958,039)		19,259,372
	Net Other Assets and Liabilities: 0.06%		12,473
	Net Assets: 100.00%		$19,271,845

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,761,288, representing 19.52% of net assets.

(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2011.

(c)	Interest only security.

(d)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $6,288,538 representing 32.63% of net assets.

(e)	Represents a step bond. Rate disclosed is as of September 30, 2011.

(f)

Security in default on interest payments. Subsequent to September 30, 2011, pending the outcome of the bankruptcy filling. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.

Percentages are stated as a percent of net assets.

FORWARD FOREIGN CURRENCY CONTACTS

At September 30, 2011, the Fund had outstanding foreign currency exchanged contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency Contracts with Unrealized Gains	Purchase/ Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Gains
Brazilian Real	Purchase	1,949,300	10/20/11	$1,023,255	$1,031,385	$8,130
Euro	Sale	741,977	10/20/11	1,000,000	993,910	6,090
Total Open Forward Foreign Currency Contracts with Unrealized Gains						$14,220

Open Forward Foreign Currency Contracts with Unrealized Losses	Purchase/ Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Losses
Argentinean Pesos	Sale	1,282,500	10/20/11	$300,000	$301,045	$(1,045)
Brazilian Real	Sale	1,949,300	10/20/11	1,000,000	1,031,385	(31,385)
Euro	Purchase	741,977	10/20/11	1,010,647	993,910	(16,737)
Japanese Yen	Sale	77,479,000	10/05/11	1,000,000	1,004,581	(4,581)
Total Open Forward Foreign Currency Contracts with Unrealized Losses						$(53,748)

Investment Abbreviations:

Gtd. - Guaranteed

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Currency Abbreviations:

ARS - Argentine Peso

EUR - Euro

MXN - Mexican Peso

RUB - Russian Ruble

USD - U.S. Dollar

Portfolio of Investments (Note 1)

Forward Emerging Markets Fund

September 30, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 82.83%
Argentina: 0.62%
14,107	YPF Sociedad Anonima, Sponsored ADR	$482,600
Brazil: 11.06%
62,712	Banco do Brasil SA	811,812
18,500	Banco Santander Brasil SA	137,059
98,281	Banco Santander Brasil SA, ADS	719,417
37,010	BR Malls Participacoes SA	370,838
60,300	Brasil Insurance Participacoes e Administracao SA	554,815
95,948	Brookfield Incorporacoes SA	283,213
15,600	Centrais Eletricas Brasileiras SA, Class B	177,966
30,958	Cia Hering	516,172
108,586	Companhia Vale do Rio Doce	2,263,833
56,000	Cosan, Ltd., Class A	530,320
10,100	Lojas Renner SA	270,623
33,300	OGX Petroleo e Gas Participacoes SA(a)	205,264
117,127	PDG Realty SA Empreendimentos e Participacoes	377,497
32,601	Petroleo Brasileiro SA, ADR	731,892
14,700	Totvs SA	246,661
13,627	Vivo Participacoes SA, ADR	360,434
		8,557,816
Chile: 0.87%
313,474	Empresa Nacional de Electricidad SA	454,150
11,414	ENTEL Chile SA	219,347
		673,497
China: 16.45%
384,000	Agile Property Holdings, Ltd.(b)(c)	249,101
4,229,502	Bank of China, Ltd., Class H(c)	1,307,836
214,800	Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd., Class H(b)(c)	240,033
280,000	China Coal Energy Co., Ltd., Class H(c)	249,855
191,300	China Mobile, Ltd.(c)	1,870,013
194,000	China National Building Material Co., Ltd., Class H(c)	163,490
169,800	China Pacific Insurance Group Co. Ltd., Class H(c)	489,370
642,000	China Petroleum & Chemical Corp., Class H(c)	617,416
192,000	China Resources Power Holdings Co., Ltd.(c)	289,795
157,500	China Shenhua Energy Co., Ltd., Class H(c)	617,566
374,000	China Unicom, Ltd.(c)	760,381
113,500	CITIC Securities Co., Ltd., Class H(a)(c)	193,845
677,000	CNOOC, Ltd.(c)	1,088,543
417,250	Comba Telecom Systems Holdings, Ltd.(c)	303,532
242,000	COSCO Pacific, Ltd.(c)	267,712
14,085	Focus Media Holding, Ltd., ADR(a)	236,487
292,000	Harbin Power Equipment Co., Ltd., Class H(c)	237,926
2,294,000	Industrial & Commercial Bank of China, Ltd., Class H(c)	1,107,733
615,967	Lenovo Group, Ltd.(c)	411,863

8,594	Melco Crown Entertainment, Ltd., ADR(a)	71,416
8,738	NetEase.com, Inc., ADR(a)	333,442
140,000	Shanghai Industrial Holdings, Ltd.(c)	391,617
3,000	Sohu.com, Inc.(a)	144,600
30,000	Tencent Holdings, Ltd.(c)	622,263
2,132,000	Yuanda China Holdings, Ltd.(a)	251,874
123,500	Zhaojin Mining Industry Co., Ltd., Class H(c)	205,437
		12,723,146
Czech Republic: 0.77%
9,500	CEZ AS(c)	364,009
11,000	Telefonica Czech Republic AS	234,034
		598,043
Hong Kong: 0.88%
34,800	AIA Group, Ltd.(c)	98,551
292,000	China Resources Cement Holdings, Ltd.(c)	192,248
296,800	MGM China Holdings, Ltd.(a)(b)	393,325
		684,124
Hungary: 0.60%
1,766	MOL Hungarian Oil and Gas Plc(a)(c)	119,262
23,485	OTP Bank Plc(c)	345,566
		464,828
India: 4.36%
12,723	Dr. Reddy’s Laboratories, Ltd., ADR(b)	379,145
24,137	ICICI Bank, Ltd., Sponsored ADR	838,037
12,171	Infosys Technologies, Ltd., Sponsored ADR	621,573
13,681	Larsen & Toubro Ltd., GDR(c)	371,891
29,411	Reliance Industries, Ltd., Sponsored GDR(c)(d)	949,228
2,489	State Bank of India, GDR(c)(e)	209,113
		3,368,987
Indonesia: 4.13%
483,586	Harum Energy Tbk PT(c)	385,569
77,847	Indo Tambangraya Megah Tbk PT(c)	343,037
64,500	PT Astra International Tbk(c)	461,078
602,085	PT Bank Mandiri Tbk(c)	425,669
2,761,000	PT Borneo Lumbung Energi & Metal Tbk(a)(c)	275,493
5,543,700	PT Bumi Serpong Damai Tbk(c)	542,253
424,812	PT Semen Gresik Persero Tbk(c)	397,604
426,000	PT Telekomunikasi Indonesia Tbk(c)	363,325
		3,194,028
Ireland: 0.16%
238,147	Kenmare Resources Plc(a)(c)	125,299
Kazakhstan: 0.71%
28,027	Kazakhmys Plc(c)	342,375
27,551	Zhaikmunai, Sponsored GDR(a)(c)(e)	202,704
		545,079
Malaysia: 2.15%
528,100	Axiata Group Bhd(c)	755,303
152,500	CIMB Group Holdings Bhd(c)	330,498
384,900	Media Prima Bhd(c)	263,432
141,980	RHB Capital Bhd(c)	309,839
		1,659,072

Mexico: 0.97%
28,425	Cemex SAB de CV, Sponsored ADR(a)(b)	89,823
4,365	Desarrolladora Homex SAB de CV, ADR(a)	58,928
262,700	Wal-Mart de Mexico SAB de CV, Series V	602,364
		751,115
Peru: 0.89%
4,800	Credicorp, Ltd.	442,560
9,896	Southern Copper Corp.	247,301
		689,861
Philippines: 0.51%
6,361,367	Metro Pacific Investments Corp.(c)	397,293
Russia: 5.11%
18,326	CTC Media, Inc.	163,101
3,698,901	IDGC Holding JSC(a)	258,923
6,167	Mail.ru Group, Ltd., Sponsored GDR(a)(c)(e)	178,560
21,262	Mining and Metallurgical Company Norilsk Nickel JSC, ADR(b)(c)	458,177
29,614	NOMOS-BANK, Sponsored GDR(a)(c)(e)	282,651
5,837	NovaTek OAO, Sponsored GDR(c)(e)	670,137
118,321	OAO Gazprom, Sponsored ADR(c)	1,132,651
107,152	Sberbank of Russia(c)	231,813
18,525	Sistema JSFC, Sponsored GDR(c)(e)	257,620
11,603	X5 Retail Group NV, GDR(a)(c)(e)	319,081
		3,952,714
South Africa: 5.42%
31,986	AngloGold Ashanti, Ltd., Sponsored ADR	1,322,941
15,684	Kumba Iron Ore, Ltd.(c)	823,494
72,544	MTN Group, Ltd.(c)	1,185,128
20,970	Sasol, Ltd.(c)	860,013
		4,191,576
South Korea: 15.37%
4,090	Daelim Industrial Co., Ltd.(c)	326,527
1,844	E-Mart Co., Ltd.(a)	466,459
25,630	Hana Financial Group, Inc.(c)	745,231
5,908	Hyundai Engineering & Construction Co., Ltd.(c)	298,862
1,673	Hyundai Home Shopping Network Corp.(c)	194,097
2,737	Hyundai Mobis(c)	775,218
7,737	Hyundai Motor Co.(c)	1,352,565
24,104	KB Financial Group, Inc.(c)	796,447
12,001	KT&G Corp.(c)	746,871
3,233	LG Chem, Ltd.(c)	856,953
8,509	LG Corp.(c)	425,066
4,215	LG Electronics, Inc.(c)	240,671
6,698	LG Fashion Corp.(c)	226,875
48,830	LG Telecom, Ltd.(c)	263,044
1,621	POSCO(c)	499,534
3,915	Samsung Electronics Co., Ltd.(c)	2,733,674
1,660	Samsung Fire & Marine Insurance Co., Ltd.(c)	301,058
1,370	SK Innovation Co., Ltd.(c)	160,292
3,765	SK Telecom Co., Ltd.(c)	475,479
		11,884,923

Taiwan: 8.76%
316,158	Advanced Semiconductor Engineering, Inc.(c)	269,562
323,200	Chunghwa Telecom Co., Ltd.(c)	1,070,410
258,048	Far Eastern Textile, Ltd.(c)	263,238
176,000	Formosa Plastics Corp.(c)	463,963
30,880	Fubon Financial Holding Co., Ltd.(c)	31,887
402,196	Hon Hai Precision Industry Co., Ltd.(c)	896,263
16,950	HTC Corp.(c)	372,169
10,000	Largan Precision Co., Ltd.(c)	230,927
37,000	MediaTek, Inc.(c)	402,325
701,880	Mega Financial Holding Co., Ltd.(c)	481,968
701,000	Taiwan Semiconductor Manufacturing Co., Ltd.(c)	1,577,783
273,000	Unimicron Technology Corp.(c)	381,832
19,090	Wistron Corp.(c)	21,424
618,139	Yuanta Financial Holding Co., Ltd.(a)(c)	309,850
		6,773,601
Thailand: 1.83%
115,000	Bangkok Bank Pcl, Non-Voting Depository Receipt(c)	518,079
130,200	Kasikornbank Public Co., Ltd.(c)	494,335
29,900	PTT Public Co., Ltd.(c)	248,436
236,300	Thai Airways International Plc(c)	150,817
		1,411,667
Turkey: 1.21%
15,975	Bizim Toptan Satis Magazalari AS(c)	186,556
486,369	Dogan Sirketler Grubu Holdings AS(a)(c)	166,529
131,773	Turkiye Is Bankasi AS, Class C(c)	338,502
123,777	Turkiye Vakiflar Bankasi Turk Anonim Ortakligi(c)	246,721
		938,308
	Total Common Stocks (Cost $67,927,116)	64,067,577

EXCHANGE-TRADED FUNDS: 0.39%
China: 0.39%
225,600	iShares® FTSE A50 China Index ETF(b)	300,128
	Total Exchange-Traded Funds (Cost $372,351)	300,128

LOAN PARTICIPATION NOTES: 0.43%
India: 0.43%
39,457	Tata Iron & Steel Co., Ltd. (Loan Participation Notes issued by UBS AG - London), expiring 01/11/13	334,629
	Total Loan Participation Notes (Cost $449,385)	334,629

PREFERRED STOCKS: 3.80%
Brazil: 2.08%
50,684	Petroleo Brasileiro SA, Sponsored ADR, Preferred Shares		1,050,173
26,401	Vale SA, Sponsored ADR, Preferred Shares		554,421
			1,604,594
Russia: 1.72%
20,218	Mechel, Preferred Shares		154,061
27,892	Mechel, Sponsored ADR, Preferred Shares(b)		111,568
496,114	Sberbank, Preferred Shares		1,066,645
			1,332,274
	Total Preferred Stocks (Cost $3,667,759)		2,936,868

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 6.52%
	Brown Brothers Harriman & Co.-Grand Cayman
$4,823,705	0.030%, due 10/03/11	USD	4,823,705
1,675,076	0.030%, due 10/03/11	HKD	215,101
	Total Short-Term Bank Debt Instruments (Cost $5,038,806)		5,038,806
	Total Investments: 93.97% (excluding investments purchased with cash collateral from securities loaned) (Cost $77,455,417)		72,678,008

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 2.26%
1,753,261	Short-Term Investments Trust, Liquid Assets Portfolio Institutional Class, 0.110% 7 day-yield(f)		1,753,261
	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $1,753,261)		1,753,261
	Total Investments: 96.23% (Cost $79,208,678)		74,431,269
	Net Other Assets and Liabilities: 3.77%		2,913,022	(g)
	Net Assets: 100.00%		$77,344,291

(a)	Non-income producing security.

(b)	Security, or portion of security, is currently on loan.

(c)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $949,228, representing 1.23% of net assets.

(e)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $2,119,866 representing 2.74% of net assets.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1).

(g)	Includes cash which is being held as collateral for futures contracts.

Percentages are stated as a percent of net assets.

FUTURES CONTRACTS

At September 30, 2011, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
MSCI Emerging Markets E-Mini Future	Long	86	12/19/11	$3,613,290	$(587,702)
				$3,613,290	$(587,702)

Investment Abbreviations:

ADR - American Depositary Receipt.

ADS - American Depositary Share.

ETF - Exchange-Traded Fund.

FTSE - Financial Times Stock Exchange.

GDR - Global Depositary Receipt.

MSCI - Morgan Stanley Capital International.

Currency Abbreviations:

HKD - Hong Kong Dollar

USD - U.S. Dollar

Portfolio of Investments (Note 1)

Forward Extended MarketPlus Fund

September 30, 2011 (Unaudited)

Principal Amount		Value (Note 1)
AGENCY PASS-THROUGH SECURITIES: 15.23%
Federal Home Loan Mortgage Corp (FHLMC): 3.03%
	FHLMC
$9,107	1.625%, 12/01/17(a)	$9,270
22,009	1.860%, 06/01/20(a)	22,697
107,547	1.995%, 12/01/35(a)	112,899
4,944	2.019%, 01/01/26(a)	5,080
102,817	2.026%, 02/01/36(a)	108,254
90,657	2.026%, 12/01/35(a)	94,200
39,743	2.032%, 10/01/28(a)	40,682
139,692	2.121%, 08/01/33(a)	143,710
26,296	2.340%, 05/01/33(a)	27,623
24,472	2.345%, 07/01/33(a)	24,798
5,174	2.358%, 09/01/30(a)	5,447
58,852	2.366%, 09/01/28(a)	61,755
4,970	2.375%, 11/01/22(a)	4,969
134,770	2.388%, 07/01/30(a)	142,158
8,608	2.404%, 09/01/27(a)	9,048
49,224	2.409%, 05/01/36(a)	52,032
7,784	2.411%, 12/01/27(a)	8,182
8,476	2.443%, 12/01/27(a)	8,921
35,223	2.460%, 02/01/34(a)	36,878
32,587	2.462%, 07/01/31(a)	34,434
77,292	2.468%, 02/01/35(a)	81,022
1,117	2.471%, 03/01/24(a)	1,131
12,950	2.475%, 02/01/32(a)	13,585
20,673	2.475%, 02/01/35(a)	20,916
421,371	2.479%, 09/01/33(a)	424,474
76,533	2.493%, 08/01/35(a)	80,036
52,208	2.493%, 11/01/28(a)	55,013
39,471	2.500%, 02/01/33(a)	41,372
14,333	2.511%, 05/01/35(a)	15,126
8,578	2.526%, 01/01/24(a)	8,667
21,576	2.529%, 08/01/32(a)	22,677
8,839	2.533%, 10/01/31(a)	8,903
14,538	2.535%, 04/01/32(a)	14,651
15,846	2.546%, 03/01/33(a)	16,559
19,990	2.556%, 09/01/30(a)	21,185
9,776	2.586%, 10/01/32(a)	9,864
178,040	2.596%, 03/01/32(a)	187,612
17,978	2.612%, 03/01/19(a)	18,378
20,845	2.621%, 11/01/26(a)	21,579
130,666	2.659%, 04/01/33(a)	132,117
150,150	2.673%, 09/01/31(a)	150,848
79,913	2.750%, 04/01/18(a)	82,618
16,993	2.921%, 02/01/31(a)	17,959
31,661	2.957%, 05/01/24(a)	32,139
56,944	2.987%, 01/01/29(a)	60,039
25,590	3.236%, 06/01/18(a)	25,697

5,742	3.390%, 10/01/22(a)	6,035
103,389	3.430%, 01/01/37(a)	108,425
5,583	3.499%, 06/01/19(a)	5,623
14,348	4.446%, 09/01/36(a)	15,193
22,219	5.424%, 06/01/37(a)	23,663
32,574	5.465%, 06/01/35(a)	34,652
76,511	5.612%, 11/01/30(a)	79,437
18,391	6.230%, 01/01/37(a)	19,405
	FHLMC, Gold
63,444	1.998%, 07/01/29(a)	66,017
7,490	2.250%, 07/01/19(a)	7,601
37,811	2.375%, 10/01/26(a)	39,500
3,125	2.401%, 12/01/22(a)	3,262
2,987	2.402%, 03/01/17(a)	2,996
17,968	2.432%, 01/01/31(a)	18,043
25,384	2.460%, 09/01/30(a)	26,684
29,106	2.500%, 02/01/25(a)	29,464
4,359	2.600%, 01/01/28(a)	4,614
66,355	2.689%, 06/01/35(a)	66,853
36,345	4.307%, 10/01/20(a)	38,184
7,485	5.507%, 08/01/24(a)	8,047
		3,120,902
Federal National Mortgage Association (FNMA): 12.20%
	FNMA
80,750	0.848%, 09/01/22(a)	80,925
7,218	1.323%, 06/01/21(a)	7,143
31,467	1.647%, 01/01/31(a)	32,107
208,891	1.652%, 06/01/40(a)	213,525
7,809	1.652%, 07/01/40(a)	7,986
69,118	1.652%, 11/01/40(a)	70,494
9,846	1.707%, 09/01/33(a)	10,064
23,487	1.717%, 09/01/27(a)	24,223
20,953	1.723%, 03/01/28(a)	21,690
24,600	1.774%, 11/01/33(a)	25,511
28,770	1.799%, 08/01/33(a)	29,553
19,899	1.827%, 05/01/32(a)	20,564
11,758	1.842%, 12/01/24(a)	12,009
64,538	1.875%, 10/01/34(a)	65,982
188,950	1.894%, 02/01/33(a)	196,287
41,453	1.899%, 01/01/35(a)	43,150
17,762	1.909%, 01/01/20(a)	18,418
97,056	1.939%, 05/01/29(a)	97,956
84,869	1.942%, 05/01/36(a)	88,506
18,323	1.978%, 04/01/36(a)	19,198
28,805	1.981%, 01/01/35(a)	30,259
31,722	1.982%, 03/01/36(a)	33,308
70,314	2.004%, 11/01/35(a)	73,567
26,989	2.014%, 01/01/23(a)	28,003
28,683	2.017%, 04/01/36(a)	30,134
31,935	2.018%, 11/01/33(a)	33,396
18,448	2.019%, 11/01/18(a)	18,518
82,039	2.025%, 06/01/35(a)	85,819
88,522	2.048%, 05/01/33(a)	91,517
107,686	2.050%, 11/01/34(a)	112,149
47,029	2.050%, 05/01/35(a)	49,185
58,743	2.070%, 11/01/35(a)	61,207
16,153	2.091%, 04/01/18(a)	16,831
73,969	2.120%, 02/01/35(a)	77,351
67,869	2.132%, 04/01/36(a)	71,056
139,221	2.135%, 12/01/34(a)	145,404

39,024	2.142%, 10/01/32(a)	40,646
232,306	2.160%, 06/01/35(a)	241,490
16,294	2.170%, 04/01/18(a)	16,425
12,882	2.171%, 08/01/29(a)	13,384
61,189	2.200%, 02/01/25(a)	63,725
121,389	2.210%, 07/01/34(a)	128,201
25,789	2.210%, 10/01/35(a)	26,883
418,936	2.231%, 11/01/35(a)	435,148
62,389	2.244%, 12/01/32(a)	65,081
92,468	2.256%, 04/01/34(a)	96,447
36,114	2.260%, 06/01/33(a)	36,468
158,423	2.265%, 03/01/33(a)	163,166
83,855	2.265%, 07/01/35(a)	88,085
11,340	2.266%, 11/01/17(a)	11,902
116,072	2.270%, 11/01/34(a)	121,056
25,474	2.327%, 04/01/33(a)	26,754
61,263	2.345%, 07/01/33(a)	64,502
14,035	2.346%, 07/01/34(a)	14,900
18,125	2.350%, 12/01/32(a)	19,058
55,391	2.358%, 01/01/33(a)	58,197
10,055	2.363%, 01/01/25(a)	10,111
57,097	2.375%, 04/01/32(a)	57,548
26,877	2.375%, 03/01/35(a)	28,274
7,287	2.376%, 05/01/32(a)	7,373
14,900	2.379%, 12/01/32(a)	15,620
9,731	2.383%, 04/01/33(a)	10,228
50,479	2.387%, 04/01/33(a)	53,007
95,375	2.393%, 02/01/33(a)	98,001
36,050	2.404%, 01/01/33(a)	37,559
5,502	2.404%, 07/01/29(a)	5,566
21,551	2.408%, 06/01/32(a)	22,714
55,443	2.420%, 05/01/33(a)	55,663
64,248	2.434%, 03/01/38(a)	67,426
157,314	2.441%, 02/01/37(a)	165,516
119,784	2.444%, 07/01/29(a)	120,778
65,174	2.450%, 12/01/34(a)	65,694
102,466	2.460%, 07/01/28(a)	108,032
6,231	2.461%, 05/01/33(a)	6,547
51,860	2.485%, 07/01/33(a)	52,281
48,230	2.492%, 12/01/35(a)	49,011
2,714,668	2.493%, 05/01/34(a)	2,864,798
35,194	2.505%, 09/01/39(a)	37,096
52,858	2.519%, 03/01/35(a)	55,488
108,741	2.520%, 05/01/31(a)	109,393
123,986	2.540%, 07/01/33(a)	125,034
21,213	2.553%, 09/01/33(a)	22,495
16,214	2.555%, 07/01/28(a)	17,159
66,388	2.584%, 11/01/34(a)	69,951
4,556	2.625%, 09/01/17(a)	4,610
107,764	2.635%, 10/01/36(a)	108,293
61,115	2.657%, 01/01/28(a)	64,816
51,291	2.750%, 10/01/17(a)	51,890
37,148	2.750%, 10/01/33(a)	37,323
45,042	2.785%, 12/01/30(a)	47,803
208,615	2.796%, 06/01/36(a)	212,060
48,821	2.964%, 04/01/40(a)	51,569
7,352	3.097%, 04/01/33(a)	7,749
162,075	3.413%, 11/01/29(a)	163,014
5,433	3.961%, 10/01/27(a)	5,612
2,319	4.800%, 02/01/18(a)	2,301
89,629	5.026%, 02/01/35(a)	94,201
1,672,505	5.140%, 01/01/16	1,850,319

133,252	5.230%, 06/01/17(a)	138,857
1,401,540	5.500%, 01/01/15	1,523,325
90,898	6.165%, 04/01/32(a)	90,998
		12,567,616
	Total Agency Pass-Through Securities (Cost $15,613,639)	15,688,518

ASSET-BACKED SECURITIES: 24.53%
	AmeriCredit Automobile Receivables Trust, Series 2010-B, Class A2
534,592	1.180%, 05/06/12	535,236
	Bank of America Credit Card Trust, Series 2006-A13
4,140,000	0.249%, 05/16/16(a)	4,133,202
	Citibank Credit Card Issuance Trust, Series 2005-A3
3,218,000	0.305%, 04/24/14(a)	3,217,714
	Discover Card Master Trust, Series 2009-A1
5,000,000	1.529%, 12/15/14(a)	5,043,950
	GCO Education Loan Funding Trust, Class A5L
2,725,482	0.432%, 05/25/21(a)	2,710,596
	Impac CMB Trust, Class A
690,555	5.730%, 01/25/33(a)	700,206
	Northstar Education Finance, Inc., Revenue Bonds
5,000,000	0.443%, 04/29/19(a)	4,963,149
	Wachovia Student Loan Trust, Series 2006-1, Class A4
1,750,000	0.333%, 04/25/23(a)(b)	1,734,331
	World Financial Network Credit Card Master Trust, Series 2010-A, Class B
2,000,000	6.750%, 04/15/19	2,237,062
	Total Asset-Backed Securities (Cost $25,199,516)	25,275,446

COLLATERALIZED MORTGAGE OBLIGATIONS: 11.28%
	Bank of America Commercial Mortgage, Inc., Series 2005-2, Class A4
1,894,395	4.783%, 07/10/43	1,914,213
	Chase Issuance Trust, Series 2008-A6
5,000,000	1.429%, 05/15/15(a)	5,091,480
	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class ASB
875,437	5.399%, 07/15/44(a)	922,198
	Commercial Mortgage Asset Trust, Class B
1,900,000	7.230%, 01/17/32	1,997,512
	Countrywide Alternative Loan Trust, Series 2002-18, Class A2
318,115	5.250%, 02/25/33	321,592
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5
1,350,000	4.654%, 01/12/37	1,373,946
	Total Collateralized Mortgage Obligations (Cost $11,819,008)	11,620,941

CORPORATE BONDS: 23.30%
Communications: 1.01%
	McGraw-Hill Cos., Inc., Sr. Unsec. Notes
1,000,000	5.375%, 11/15/12	1,039,688
Energy: 0.98%
	BP Capital Markets Plc, Gtd. Medium-Term Notes
1,000,000	2.750%, 02/27/12	1,008,949
Financials: 15.74%
	Bank of America Corp., Sr. Unsec. Notes
2,500,000	0.509%, 10/14/16(a)	1,952,828
	Bank of America Corp., Sr. Unsec. Notes
1,000,000	0.340%, 10/15/12(a)	1,021,690
	Barclays Bank Plc, Sr. Unsec. Notes
3,000,000	0.000%, 09/17/12(b)	3,046,200
2,500,000	0.000%, 06/25/12(b)	2,473,750
	Morgan Stanley, Sr. Unsec. Bonds
5,000,000	5.000%, 09/22/19(a)	4,909,415
	SLM Corp., Sr. Unsec. Notes
1,259,000	5.809%, 06/15/13(a)	1,249,293
	Vornado Realty LP, Sr. Unsec. Notes
1,500,000	4.250%, 04/01/15	1,557,459
		16,210,635
Health Care: 0.34%
	Eli Lilly & Co., Sr. Unsec. Notes
350,000	3.550%, 03/06/12	354,469
Technology: 5.23%
	CA, Inc., Sr. Unsec. Notes
2,000,000	6.125%, 12/01/14	2,226,516
	Hewlett-Packard Co., Sr. Unsec. Notes
500,000	2.950%, 08/15/12	507,271
	Pitney Bowes, Inc., Sr. Unsec. Notes
2,500,000	5.000%, 03/15/15	2,649,135
		5,382,922
	Total Corporate Bonds (Cost $24,266,561)	23,996,663

MUNICIPAL BONDS: 1.81%
	Cook County Community High School District, No. 219 Niles Township, Series C, General Obligation Limited Taxable Bonds
520,000	2.700%, 12/01/14	533,801
	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III
300,000	1.770%, 10/01/13	301,875
	Mount Diablo California Unified School District, General Obligation Unlimited Taxable Bonds, Series B
1,000,000	3.009%, 08/01/15	1,025,780
	Total Municipal Bonds (Cost $1,823,139)	1,861,456

U.S. TREASURY BONDS & NOTES: 4.87%
	U.S. Treasury Notes
5,000,000	1.000%, 12/31/11(c)	5,012,305
	Total U.S. Treasury Bonds & Notes (Cost $5,008,326)	5,012,305

Par Value
SHORT-TERM SECURITIES: 3.88%
	U.S. Treasury Bills, Discount Notes
$4,000,000	0.188%, due 06/28/12(d)	3,997,388
	Total Short-Term Securities (Cost 3,994,354)	3,997,388

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 12.57%
	JPMorgan Chase-New York
12,945,125	0.030%, due 10/03/11	12,945,125
	Total Short-Term Bank Debt Instruments (Cost $12,945,125)	12,945,125
	Total Investments: 97.47% (Cost $100,669,668)	100,397,842
	Net Other Assets and Liabilities: 2.53%	2,608,423	(e)
	Net Assets: 100.00%	$103,006,265

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2011.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $7,254,281, representing 7.04% of net assets.

(c)	Security, or portion of security, is being held as collateral for swap contracts.

(d)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

(e)	Includes cash which is being held as collateral for swap contracts.

Percentages are stated as a percent of net assets.

OUTSTANDING TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	Barclays Capital EM Momentum	115 Bps	Total Return	07/25/12	4,000,000	$34,143
Barclays Capital	Barclays Capital EM Momentum	115 Bps	Total Return	09/30/12	10,000,000	85,358
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	01/26/12	9,250,000	(23,440)
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	09/30/12	9,000,000	(22,759)
BNP Paribas	BNP Russell 2500® TR Index	1-month LIBOR minus 5.5 Bps	Total Return	06/29/12	102,729,636	(7,640,117)
BNP Paribas	BNP Russell 2500® TR Index	1-month LIBOR minus 5.5 Bps	Total Return	10/31/11	9,795,288	(498,068)
Credit Suisse	Credit Suisse Volatility Index	45 Bps	Total Return	07/20/12	7,725,000	(15,852)
Credit Suisse	Credit Suisse Volatility Index	45 Bps	Total Return	10/20/12	10,750,000	(28,541)
Credit Suisse	Credit Suisse HS Global Style Rotation Equity Index	75 Bps	Total Return	10/08/12	18,500,000	(262,903)
					181,749,924	$(8,372,179)

Investment Abbreviations:

Bps - Basis Points

Gtd. - Guaranteed

LIBOR - London Interbank Offered Rate

Sr. - Senior

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Focus Fund

September 30, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 93.03%
Consumer Discretionary: 17.06%
4,600	Cash America International, Inc.	$235,336
3,500	GameStop Corp., Class A(a)	80,850
10,000	Lincoln Educational Services Corp.	80,900
8,900	Steiner Leisure, Ltd.(a)	362,852
4,000	Tiffany & Co.	243,280
15,322	Weyco Group, Inc.	341,681
		1,344,899
Consumer Staples: 3.79%
4,900	McCormick & Co., Inc.	226,184
8,500	Rocky Mountain Chocolate Factory, Inc.	72,590
		298,774
Energy: 3.08%
7,450	World Fuel Services Corp.	243,243
Financials: 11.77%
30,000	American Equity Investment Life Holding Co.	262,500
5,000	City National Corp.	188,800
1,000	First of Long Island Corp.	22,660
10,000	FXCM, Inc., Class A	140,200
12,100	Raymond James Financial, Inc.	314,116
		928,276
Health Care: 11.75%
16,745	Bio-Reference Labs, Inc.(a)	308,276
3,930	Techne Corp.	267,279
4,000	Teleflex, Inc.	215,080
2,600	Varian Medical Systems, Inc.(a)	135,616
		926,251
Industrials: 23.09%
4,575	Advisory Board Co.(a)	295,225
29,400	Houston Wire & Cable Co.	337,806
20,200	John Bean Technologies Corp.	288,052
6,550	Nordson Corp.	260,297

9,000	Robert Half International, Inc.	190,980
3,000	W.W. Grainger, Inc.	448,619
		1,820,979
Information Technology: 12.01%
6,000	Anixter International, Inc.	284,640
17,800	Broadridge Financial Solutions, Inc.	358,492
18,000	eMagin Corp.(a)	47,340
5,850	MICROS Systems, Inc.(a)	256,874
		947,346
Materials: 10.48%
5,200	Albemarle Corp.	210,080
8,700	Bemis Co., Inc.	254,997
2,082	Martin Marietta Materials, Inc.	131,624
5,150	Scotts Miracle-Gro Co., Class A	229,690
		826,391
	Total Common Stocks (Cost $7,566,252)	7,336,159

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.92%
	Brown Brothers Harriman & Co.-Grand Cayman
$72,195	0.030%, due 10/03/11	72,195
	Total Short-Term Bank Debt Instruments (Cost $72,195)	72,195
	Total Investments: 93.95% (Cost $7,638,447)	7,408,354
	Net Other Assets and Liabilities: 6.05%	476,963
	Net Assets: 100.00%	$7,885,317

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Frontier Strategy Fund

September 30, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 12.44%
Commercial Banks: 3.48%
32,494	Banco Macro SA, ADR	$650,204
62,000	Banque Audi sal- Audi Saradar Group, GDR	421,600
38,451	BBVA Banco Frances SA, ADR	211,481
37,800	BLOM Bank SAL, GDR	298,998
67,400	Grupo Financiero Galicia SA, ADR	558,072
73,425	Halyk Savings Bank of Kazakhstan JSC, GDR(a)	466,249
25,100	Kazkommertsbank, GDR(a)	87,348
		2,693,952
Diversified Telecommunication Services: 1.72%
71,150	Telecom Argentina SA, ADR	1,325,525
Oil & Gas: 2.82%
63,500	YPF SA, Sponsored ADR	2,172,334
Oil, Gas & Consumable Fuels: 3.21%
139,100	KazMunaiGas Exploration Production, GDR	2,039,206
31,190	Petrobras Energia SA, ADR	428,863
		2,468,069
Real Estate: 1.21%
61,757	SOLIDERE, GDR	928,819
	Total Common Stocks (Cost $11,321,634)	9,588,699

EXCHANGE-TRADED FUNDS: 2.03%
90,631	Market Vectors Vietnam ETF	1,563,385
	Total Exchange-Traded Funds (Cost $2,251,139)	1,563,385

Principal Amount
AGENCY PASS-THROUGH SECURITIES: 19.65%
Federal Home Loan Mortgage Corp (FHLMC): 7.67%
	FHLMC
$1,250,000	0.191%, 03/21/13(b)	1,250,236
597,268	0.964%, 03/01/30(b)	606,555
668,776	1.004%, 02/01/30(b)	675,886
484,810	1.027%, 04/01/30(b)	491,572
31,982	2.103%, 01/01/36(b)	33,443
99,732	2.225%, 08/01/19(b)	104,415
78,180	2.356%, 06/01/30(b)	81,285
48,587	2.366%, 09/01/28(b)	50,984
21,360	2.445%, 05/01/31(b)	22,520
26,903	2.462%, 07/01/31(b)	28,428
28,380	2.474%, 11/01/32(b)	29,405
55,569	2.500%, 02/01/34(b)	58,436
23,861	2.500%, 04/01/33(b)	25,015
354,174	2.505%, 02/01/37(b)	357,213
174,901	2.510%, 06/01/37(b)	176,203
285,569	2.521%, 05/01/35(b)	302,507
72,087	2.563%, 01/01/37(b)	76,605
52,877	2.580%, 04/01/32(b)	53,544
5,831	2.619%, 07/01/29(b)	6,161
13,439	2.625%, 08/01/31(b)	13,533
52,623	2.645%, 06/01/36(b)	55,435
112,090	2.667%, 05/01/33(b)	118,536
43,696	2.702%, 12/01/30(b)	45,346
19,179	2.803%, 03/01/36(b)	20,268
5,160	2.929%, 03/01/18(b)	5,209
53,145	3.002%, 08/01/35(b)	56,025
17,388	3.033%, 08/01/31(b)	17,564
92,646	3.061%, 08/01/17(b)	93,336
307,182	3.315%, 06/01/36(b)	315,378
10,038	3.490%, 12/01/18(b)	10,091
71,841	5.237%, 12/01/36(b)	76,239
37,380	5.630%, 06/01/37(b)	39,782
45,277	5.654%, 08/01/36(b)	45,418
32,627	5.834%, 08/01/37(b)	34,816
147,357	5.952%, 03/01/37(b)	157,662
154,209	6.313%, 05/01/37(b)	154,726
214,564	6.438%, 11/01/19(b)	227,665
		5,917,442

Federal National Mortgage Association (FNMA): 8.63%
	FNMA
353,453	1.452%, 09/01/44(b)	355,322
109,040	1.452%, 10/01/44(b)	109,435
124,677	1.652%, 06/01/40(b)	127,442
121,008	1.823%, 08/01/34(b)	124,742
1,050,528	1.830%, 01/01/34(b)	1,083,183
57,898	1.875%, 07/01/21(b)	58,342
180,036	1.893%, 12/01/33(b)	181,471
18,107	1.909%, 01/01/20(b)	18,776
196,532	1.914%, 06/01/34(b)	202,491
414,402	1.995%, 11/01/35(b)	415,022
153,597	2.079%, 08/01/33(b)	159,263
42,017	2.107%, 11/01/18(b)	43,655
52,505	2.134%, 03/01/18(b)	52,983
176,948	2.202%, 11/01/35(b)	183,557
45,509	2.204%, 05/01/36(b)	47,706
1,110,710	2.221%, 03/01/36(b)	1,154,274
20,020	2.304%, 08/01/30(b)	21,033
183,938	2.320%, 03/01/35(b)	184,340
44,098	2.335%, 05/01/25(b)	44,581
123,853	2.375%, 06/01/32(b)	124,901
79,811	2.395%, 11/01/33(b)	83,652
83,617	2.408%, 06/01/32(b)	88,131
75,802	2.458%, 01/01/35(b)	79,669
25,404	2.490%, 11/01/29(b)	26,730
29,857	2.552%, 10/01/34(b)	31,522
17,513	2.553%, 09/01/33(b)	18,572
32,153	2.559%, 06/01/34(b)	33,958
99,177	2.565%, 06/01/34(b)	99,687
15,826	2.588%, 05/01/18(b)	16,019
459,466	2.605%, 05/01/34(b)	483,081
125,734	2.611%, 10/01/33(b)	132,330
20,360	2.625%, 08/01/23(b)	21,397
82,574	2.725%, 06/01/29(b)	83,865
81,130	2.824%, 03/01/36(b)	83,796
158,203	2.914%, 10/01/34(b)	166,577
83,110	3.114%, 08/01/24(b)	86,182
44,671	3.185%, 03/01/19(b)	45,495
46,179	3.267%, 08/01/18(b)	48,108
37,029	3.423%, 05/01/19(b)	37,599
7,165	3.902%, 03/01/15(b)	7,064
65,143	4.868%, 11/01/21(b)	65,190
197,943	4.928%, 07/01/35(b)	208,854
7,052	5.942%, 02/01/37(b)	7,534
		6,647,531

Government National Mortgage Association (GNMA): 3.35%
	GNMA
372,274	1.750%, 05/20/34(b)	383,874
466,811	1.750%, 04/20/34(b)	481,357
157,425	2.000%, 05/20/36(b)	163,091
252,038	2.000%, 10/20/33(b)	260,899
153,089	2.250%, 01/20/37(b)	158,548
295,901	2.375%, 05/20/31(b)	307,229
105,801	2.625%, 09/20/21(b)	109,869
87,788	2.625%, 08/20/25(b)	91,163
62,027	4.000%, 11/20/36(b)	64,921
541,977	4.253%, 10/16/30	565,243
		2,586,194
	Total Agency Pass-Through Securities (Cost $15,120,694)	15,151,167

ASSET-BACKED SECURITIES: 6.14%
	Asset Securitization Corp., Class A4
700,000	7.230%, 02/14/43(b)	737,218
	Brazos Higher Education Authority, Inc., Series 2005-2, Class A9
972,582	0.458%, 12/26/17(b)	967,830
	Citibank Omni Master Trust, Class A8
2,319,000	2.329%, 05/16/16(b)(c)	2,339,103
	Santander Drive Auto Receivables Trust, Series 2010-A, Class A2
691,836	1.370%, 08/15/13(c)	693,145
	Total Asset-Backed Securities (Cost $4,769,006)	4,737,296

COLLATERALIZED MORTGAGE OBLIGATIONS: 10.80%
	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 5A1
1,525,233	4.623%, 11/25/33(b)	1,485,490
	JPMorgan Chase Commercial Mortgage Securities Corp., Class A3S
1,500,000	5.317%, 04/15/13	1,538,730
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5
3,200,000	4.654%, 01/12/37	3,256,762
	Merrill Lynch Mortgage Trust, Series 2005 CIP1, Class A2
2,014,842	4.960%, 07/12/38	2,044,740
	Total Collateralized Mortgage Obligations (Cost $8,436,754)	8,325,722

CORPORATE BONDS: 15.88%
Financials: 13.41%
	American International Group, Inc., Sr. Unsec. Notes
750,000	0.451%, 03/20/12(b)	746,604
	Federal Realty Investment Trust, Sr. Unsec. Notes
3,000,000	5.400%, 12/01/13	3,170,735
	Fifth Third Bank, Sr. Unsec. Notes
690,000	0.402%, 05/17/13(b)	675,918
	ING Bank NV, Sr. Notes
1,500,000	1.570%, 10/18/13(b)(c)	1,471,788
	Merrill Lynch & Co. Inc., Sr. Unsec. Medium-Term Notes
1,450,000	0.709%, 01/15/15(b)	1,211,600
	MetLife Institutional Funding II, Sec. Notes
650,000	1.146%, 04/04/14(b)(c)	649,681
	National Australia Bank Ltd., Sr. Unsec. Notes
1,700,000	0.966%, 04/11/14(b)(c)	1,695,767
	Pacific Life Global Funding, Bonds
700,000	5.740%, 02/06/16(b)(c)	707,448
		10,329,541
Health Care: 0.78%
	Eli Lilly & Co., Sr. Unsec. Notes
300,000	3.550%, 03/06/12	303,831
	Quest Diagnostics, Inc., Gtd. Notes
300,000	1.208%, 03/24/14(b)	301,860
		605,691
Technology: 1.69%
	Dell, Inc., Sr. Unsec. Notes
1,300,000	0.846%, 04/01/14(b)	1,305,119
	Total Corporate Bonds (Cost $12,510,926)	12,240,351

MUNICIPAL BONDS: 0.71%
	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III
300,000	1.770%, 10/01/13	301,875
	Texas State University Systems Financing, Pre-refunded Revenue Bonds
240,000	5.250%, 03/15/16	245,174
	Total Municipal Bonds (Cost $548,741)	547,049

U.S. TREASURY BONDS & NOTES: 6.52%
	U.S. Treasury Notes
4,750,000	2.375%, 09/30/14(d)	5,026,464
	Total U.S. Treasury Bonds & Notes (Cost $4,751,518)	5,026,464
Par Value
SHORT-TERM SECURITIES: 3.24%
	U.S. Treasury Bills, Discount Notes
$2,000,000	0.135%, due 02/09/2012(e)	1,999,768
	UNCALB, Discount Notes
500,000	0.222%, due 01/09/2012(e)	499,685
	Total Short-Term Securities (Cost $2,498,712)	2,499,453

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 22.33%
	JPMorgan Chase-New York
17,212,334	0.030%, due 10/03/11	17,212,334
	Total Short-Term Bank Debt Instruments (Cost $17,212,334)	17,212,334
	Total Investments: 99.74% (Cost $79,421,458)	76,891,920
	Net Other Assets and Liabilities: 0.26%	200,193
	Net Assets: 100.00%	$77,092,113

(a)	Non-income producing security.

(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2011.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $7,556,932, representing 9.80% of net assets.

(d)	Security, or portion of security, is being held as collateral for swap contracts.

(e)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Percentages are stated as a percent of net assets.

OUTSTANDING TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	MSCI Bulgaria Index	1-month LIBOR plus 70 Bps	Total Return	03/31/12	197,400	$(3,113)
Barclays Capital	MSCI Croatia Index	1-month LIBOR plus 70 Bps	Total Return	03/31/12	2,274,265	(17,327)
Barclays Capital	MSCI Estonia Index	1-month LIBOR plus 70 Bps	Total Return	03/31/12	422,458	(7,191)
Barclays Capital	MSCI Jordan Index	1-month LIBOR plus 100 Bps	Total Return	03/31/12	801,436	(14,406)
Barclays Capital	MSCI Lithuania Index	1-month LIBOR plus 70 Bps	Total Return	03/31/12	344,897	(6,172)
Barclays Capital	MSCI GCC Countries ex-Saudi Arabia Index	1-month LIBOR plus 50 Bps	Total Return	06/30/12	46,912,818	(288,696)
Barclays Capital	INA Industrija Nafte DD	1-month LIBOR plus 70 Bps	Total Return	07/26/12	131,175	(1,773)
Barclays Capital	MSCI Romania Index	1-month LIBOR plus 50 Bps	Total Return	03/31/12	748,277	(23,713)
Barclays Capital	MSCI Slovenia Index	1-month LIBOR plus 70 Bps	Total Return	03/31/12	1,948,304	25,183
Morgan Stanley	Nigeria/Kenya Basket of Securities	FEDEF - 1D plus 225 Bps	Total Return	10/27/11	6,627,616	136,469
Morgan Stanley	Pakistan Equity Basket of Securities	FEDEF - 1D plus 225 Bps	Total Return	11/02/11	3,743,423	41,515
Morgan Stanley	Sri-Lanka Basket of Securities	FEDEF - 1D plus 225 Bps	Total Return	01/04/12	2,201,315	(10,291)
					6,353,384	$(169,515)

Investment Abbreviations:

ADR - American Depositary Receipt

Bps - Basis Points

ETF - Exchange Traded Fund

FEDEF-1D - Federal Funds Effective Rate (Daily)

GCC - Gulf Cooperation Council

GDR - Global Depositary Receipt

Gtd. - Guaranteed

LIBOR - London Interbank Offered Rate

MSCI - Morgan Stanley Capital International

Sec. - Secured

Sr. - Senior

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Global Infrastructure Fund

September 30, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 94.59%
Australia: 6.37%
375,000	BlueScope Steel, Ltd.(a)	$258,557
165,000	Downer EDI, Ltd.(a)(b)	451,611
760,000	MAP Group(a)	2,353,295
641,846	Transurban Group(a)	3,336,993
		6,400,456
Brazil: 6.36%
82,500	BM&F BOVESPA SA	380,415
86,000	Companhia de Concessoes Rodoviarias	2,216,950
45,000	Companhia de Saneamento de Minas Gerais	705,066
110,000	Companhia Energetica de Minas Gerais, Sponsored ADR	1,632,400
130,000	Ecorodovias Infraestrutura e Logistica SA	950,671
25,000	EDP - Energias do Brasil SA	498,604
		6,384,106
Canada: 4.33%
62,500	Enbridge, Inc.	1,995,062
58,000	TransCanada Corp.	2,354,537
		4,349,599
Chile: 0.76%
45,000	Enersis SA, Sponsored ADR	760,950
China: 7.14%
7,500	21Vianet Group, Inc., ADR(b)	74,400
1,175,000	Anhui Expressway Co., Ltd., Class H(a)	591,272
403,800	Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.(a)	451,235
40,000	China Mobile, Ltd.(a)	391,012
300,000	CSR Corp., Ltd., Class H(a)	106,279
1,750,000	Dalian Port (PDA) Co., Ltd.(a)	373,870
350,000	ENN Energy Holdings, Ltd.(a)	1,132,208
1,750,000	ERA Mining Machinery, Ltd.(a)(b)	117,709
1,600,000	Huadian Power International Co., Class H(a)(b)	225,616
1,300,000	Jiangsu Expressway Co., Ltd.(a)	981,836
3,724,000	Shenzhen Expressway Co., Ltd., Class H(a)	1,333,628
2,833,000	Sichuan Expressway Co., Ltd.(a)	1,148,930
401,000	Zhejiang Expressway Co., Ltd.(a)	242,565
		7,170,560
France: 11.15%
18,000	Aeroports de Paris(a)	1,353,932
60,000	Electricite de France SA(a)	1,737,646
60,000	GDF Suez(a)	1,782,694

152,500	Groupe Eurotunnel SA(a)	1,292,453
91,865	Suez Environnement Co.(a)	1,278,474
87,500	Vinci SA(a)	3,753,023
		11,198,222
Germany: 3.67%
37,000	Fraport AG Frankfurt Airport Services Worldwide(a)	2,178,678
11,500	Siemens AG(a)	1,034,656
5,300	Siemens AG, ADR	475,887
		3,689,221
Hong Kong: 7.19%
625,000	China Merchants Holdings International Co., Ltd.(a)	1,675,760
1,250,000	China Power International Development, Ltd.(a)	226,440
2,260,000	China Water Affairs Group, Ltd.(a)	633,389
1,524,000	COSCO Pacific, Ltd.(a)	1,685,922
600,000	First Pacific Co., Ltd.(a)	529,571
2,500,000	Guangdong Investment, Ltd.(a)	1,553,792
922,159	Noble Group, Ltd.(a)	919,973
		7,224,847
Indonesia: 0.95%
3,525,000	PT AKR Corporindo Tbk(a)	951,237
Italy: 4.77%
245,000	Atlantia SpA(a)	3,522,714
112,500	Danieli & C. Officine Meccaniche SpA(a)	1,268,110
		4,790,824
Japan: 7.73%
18,500	East Japan Railway Co.(a)	1,121,593
170,000	Hitachi, Ltd.(a)	843,891
255	INPEX CORP.(a)	1,565,979
137,000	Kamigumi Co., Ltd.(a)	1,222,871
27,900	Komatsu, Ltd.(a)	601,526
15,500	Kurita Water Industries, Ltd.(a)	434,512
70,000	Mitsui & Co., Ltd.(a)	1,013,969
22,500	West Japan Railway Co.(a)	964,485
		7,768,826
Mexico: 0.62%
12,500	Grupo Aeroportuario del Sureste SAB de CV, ADR	621,500
Netherlands: 2.97%
18,500	Chicago Bridge & Iron Co., NV	529,655
38,461	Koninklijke Vopak NV(a)	1,838,214
35,733	SBM Offshore NV(a)	619,321
		2,987,190
Russia: 0.12%
10,000	Mobile Telesystems, Sponsored ADR	123,000
Singapore: 2.03%
1,050,000	CSE Global, Ltd.(a)	655,337
791,000	Hutchison Port Holdings Trust(a)	527,993
68,420	Keppel Corp., Ltd.(a)	401,229
175,000	SembCorp Industries, Ltd.(a)	451,676
		2,036,235

South Korea: 1.91%
48,000	JNK Heaters Co., Ltd.(a)	760,277
5,000	KEPCO Engineering & Construction Co., Inc.(a)	204,312
55,000	Korea Electric Power Corp., Sponsored ADR (b)	467,500
2,500	Samsung Engineering Co., Ltd.(a)	482,667
		1,914,756
Spain: 0.92%
60,000	Abertis Infraestructuras SA(a)	922,737
Switzerland: 2.55%
100,000	ABB, Ltd.(a)(b)	1,710,580
1,900	Flughafen Zuerich AG(a)	715,881
7,500	Foster Wheeler AG(b)	133,425
		2,559,886
United Kingdom: 6.26%
475,000	Centrica Plc(a)	2,189,562
39,000	Ensco Plc, Sponsored ADR	1,576,770
229,698	International Power Plc(a)	1,090,373
71,254	Scottish & Southern Energy Plc(a)	1,429,858
		6,286,563
United States: 16.79%
42,500	AECOM Technology Corp.(b)	750,975
100,000	AES Corp.(b)	976,000
14,500	American Tower Corp., Class A(b)	780,100
6,800	Cameron International Corp.(b)	282,472
10,000	CF Industries Holdings, Inc.	1,233,900
15,000	Ciena Corp.(b)	168,000
10,000	Crown Castle International Corp.(b)	406,700
15,000	Finisar Corp.(b)	263,100
27,500	Freeport-McMoRan Copper & Gold, Inc.	837,375
250,000	Level 3 Communications, Inc.(b)	372,500
152,500	McDermott International, Inc.(b)	1,640,900
8,500	National Oilwell Varco, Inc.	435,370
4,500	Oil States International, Inc.(b)	229,140
11,000	SBA Communications Corp., Class A(b)	379,280
53,000	Spectra Energy Corp.	1,300,090
25,000	Titan International, Inc.	375,000
37,000	Titan Machinery, Inc.(b)	662,300
237,000	Williams Cos., Inc.	5,768,581
		16,861,783
	Total Common Stocks (Cost $103,475,085)	95,002,498

PREFERRED STOCKS: 0.92%
Brazil: 0.92%
51,000	Cia Paranaense de Energia, Preferred Shares, Series B	923,303
	Total Preferred Stocks (Cost $1,070,374)	923,303

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 5.39%
	Brown Brothers Harriman & Co.-Grand Cayman
776,177	0.030%, due 10/03/11	JPY	10,063
464,490	0.030%, due 10/03/11	SGD	355,142
2,154,533	0.030%, due 10/03/11	USD	2,154,533
260,554	0.030%, due 10/03/11	AUD	252,138
710,588	0.030%, due 10/03/11	CHF	783,968
3,825,352	0.030%, due 10/03/11	HKD	491,223
	JPMorgan Chase-New York
387,597	0.030%, due 10/03/11	GBP	604,420
330,902	0.030%, due 10/03/11	EUR	443,325
335,669	0.030%, due 10/03/11	CAD	320,325
	Total Short-Term Bank Debt Instruments (Cost $5,480,674)		5,415,137
	Total Investments: 100.90% (Cost $110,026,133)		101,340,938
	Net Other Assets and Liabilities: (0.90)%		(902,666)
	Net Assets: 100.00%		$100,438,272

(a)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(b)	Non-income producing security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR - American Depositary Receipt

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

SGD - Singapore Dollar

USD - U.S. Dollar

Portfolio of Investments (Note 1)

Forward Growth Fund

September 30, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 99.73%
Consumer Discretionary: 19.97%
36,179	BJ’s Restaurants, Inc.(a)	$1,595,856
119,208	Bluegreen Corp.(a)	250,337
71,500	Body Central Corp.(a)	1,298,440
42,714	Bravo Brio Restaurant Group, Inc.(a)	710,761
110,171	Cost Plus, Inc.(a)	694,077
73,971	Crocs, Inc.(a)	1,750,894
72,840	Finish Line, Inc., Class A	1,456,072
23,687	Francesca’s Holdings Corp.(a)	502,401
15,004	G-III Apparel Group, Ltd.(a)	342,991
43,363	GNC Acquisition Holdings, Inc., Class A(a)	872,464
45,114	Hibbett Sports, Inc.(a)	1,528,913
103,123	Shuffle Master, Inc.(a)	867,264
36,637	Skullcandy, Inc.(a)(b)	517,681
18,418	Teavana Holdings, Inc.(a)(b)	374,622
115,337	Texas Roadhouse, Inc., Class A	1,524,755
33,821	Ulta Salon Cosmetics & Fragrance, Inc.(a)	2,104,681
139,822	ValueVision Media, Inc., Class A(a)	329,980
42,761	Vitamin Shoppe, Inc.(a)	1,600,972
154,642	Wet Seal, Inc., Class A(a)	692,796
		19,015,957
Consumer Staples: 2.86%
19,590	Chefs’ Warehouse Holdings, Llc(a)	230,378
22,148	Diamond Foods, Inc.(b)	1,767,189
19,161	Fresh Market, Inc.(a)(b)	731,184
		2,728,751
Energy: 6.40%
48,040	Basic Energy Services, Inc.(a)	680,246
10,364	C&J Energy Services, Inc.(a)	170,384
61,466	Cheniere Energy, Inc.(a)(b)	316,550
61,398	Gevo, Inc.(a)	341,987
54,400	Gulfport Energy Corp.(a)	1,315,392
246,555	Kodiak Oil & Gas Corp.(a)(b)	1,284,552
222,831	Magnum Hunter Resources Corp.(a)(b)	737,571

44,712	RPC, Inc.	729,700
44,992	Tesco Corp.(a)	521,907
		6,098,289
Financial Services: 6.23%
39,090	Bank of The Ozarks, Inc.	818,154
20,037	DuPont Fabros Technology, Inc.	394,528
20,322	Financial Engines, Inc.(a)	368,031
9,430	Mid-America Apartment Communities, Inc.	567,875
26,175	Signature Bank(a)	1,249,333
64,993	Summit Hotel Properties, Inc.	458,850
24,990	Tanger Factory Outlet Centers, Inc.	649,990
29,116	Texas Capital Bancshares, Inc.(a)	665,301
65,473	Walker & Dunlop, Inc.(a)	760,796
		5,932,858
Health Care: 17.53%
98,674	Akorn, Inc.(a)	770,644
74,666	Alkermes Plc(a)	1,139,403
94,046	BioSante Pharmaceuticals, Inc.(a)(b)	214,425
28,225	Catalyst Health Solutions, Inc.(a)	1,628,300
10,554	Dusa Pharmaceuticals, Inc.(a)	39,050
16,844	Greatbatch, Inc.(a)	337,049
46,610	HealthSouth Corp.(a)	695,887
53,200	Incyte Corp., Ltd.(a)(b)	743,204
61,136	Merit Medical Systems, Inc.(a)	803,327
40,876	Molina Healthcare, Inc.(a)	631,125
42,497	MWI Veterinary Supply, Inc.(a)	2,924,644
78,388	NPS Pharmaceuticals, Inc.(a)	510,306
28,724	PAREXEL International Corp.(a)	543,745
21,744	Pharmasset, Inc.(a)	1,791,053
9,980	Quality Systems, Inc.(b)	968,060
44,521	Sagent Pharmaceuticals, Inc.(a)	901,105
32,921	Salix Pharmaceuticals, Ltd.(a)	974,462
13,880	Sirona Dental Systems, Inc.(a)	588,651
24,350	Theravance, Inc.(a)	490,409
		16,694,849
Materials & Processing: 4.41%
40,868	Allied Nevada Gold Corp.(a)	1,463,483
29,116	Kraton Performance Polymers, Inc.(a)	471,097
6,732	NewMarket Corp.	1,022,389
22,200	Schweitzer-Mauduit International, Inc.	1,240,314
		4,197,283

Producer Durables: 16.07%
33,760	American Railcar Industries, Inc.(a)	519,229
18,710	Applied Industrial Technologies, Inc.	508,164
24,570	Chart Industries, Inc.(a)	1,036,117
21,874	Esterline Technologies Corp.(a)	1,133,948
65,883	FARO Technologies, Inc.(a)	2,078,609
14,737	Gorman-Rupp Co.	363,856
27,123	Hub Group, Inc., Class A(a)	766,767
15,672	Middleby Corp.(a)	1,104,249
17,582	Raven Industries, Inc.	847,452
83,198	Roadrunner Transportation Systems, Inc.(a)	1,141,477
24,314	Robbins & Myers, Inc.	843,939
36,149	Rush Enterprises, Inc., Class A(a)	511,870
33,638	Tennant Co.	1,189,776
41,696	Triumph Group, Inc.	2,032,263
36,610	WESCO International, Inc.(a)	1,228,265
		15,305,981
Technology: 26.26%(c)
89,277	3D Systems Corp.(a)(b)	1,248,985
27,050	AboveNet, Inc.	1,449,880
20,673	Acme Packet, Inc.(a)	880,463
13,262	ADTRAN, Inc.	350,913
60,468	Aruba Networks, Inc.(a)	1,264,386
19,849	Cavium, Inc.(a)	536,122
37,980	Finisar Corp.(a)	666,169
74,520	Fortinet, Inc.(a)	1,251,936
85,100	II-VI, Inc.(a)	1,489,250
48,612	InterDigital, Inc.(b)	2,264,347
47,528	IPG Photonics Corp.(a)	2,064,616
51,877	Ixia, Inc.(a)	397,897
47,155	Microsemi Corp.(a)	753,537
46,594	Mitek Systems, Inc.(a)(b)	430,995
42,290	QLIK Technologies, Inc.(a)	916,001
24,090	Rackspace Hosting, Inc.(a)	822,433
56,184	Responsys, Inc.(a)	605,663
142,845	ShoreTel, Inc.(a)	711,368
38,553	Sourcefire, Inc.(a)(b)	1,031,678
51,521	SuccessFactors, Inc.(a)	1,184,468
40,440	Synchronoss Technologies, Inc.(a)	1,007,360
32,192	Taleo Corp., Class A(a)	827,978
58,756	TIBCO Software, Inc.(a)	1,315,547
33,013	Ultimate Software Group, Inc.(a)	1,542,367
		25,014,359
	Total Common Stocks (Cost $85,674,701)	94,988,327

WARRANTS: 0.00%(e)
22,283	Magnum Hunter Resources Corp., Warrants, Strike Price $10.50 (expiring 10/14/13)(a)	0
	Total Warrants (Cost $0)	0

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.89%
	Brown Brothers Harriman & Co.-Grand Cayman
$851,419	0.030%, due 10/03/11	851,419
	Total Short-Term Bank Debt Instruments (Cost $851,419)	851,419
	Total Investments: 100.62% (excluding investments purchased with cash collateral from securities loaned) (Cost $86,526,120)	95,839,746

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 11.70%
11,143,823	Short-Term Investment Trust, Liquid Assets Portfolio Institutional Class, 0.110% 7 day-yield(d)	11,143,823
	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $11,143,823)	11,143,823
	Total Investments: 112.32% (Cost $97,669,943)	106,983,569
	Net Other Assets and Liabilities: (12.32)%	(11,735,359)
	Net Assets: 100.00%	$95,248,210

(a)	Non-income producing security.

(b)	Security, or portion of security, is currently on loan.

(c)	When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1).

(e)	Less than 0.005%.

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward High Yield Bond Fund

September 30, 2011 (Unaudited)

Principal Amount		Value (Note 1)
CORPORATE BONDS: 95.92%
Airlines: 1.20%
	Delta Air Lines, Inc., Sec. Notes
$1,250,000	11.750%, 03/15/15(a)(b)	$1,334,375
Basic Materials: 4.54%
	FMG Resources August 2006, Ltd., Sr. Notes
1,500,000	6.375%, 02/01/16(a)	1,357,500
	Hexion Specialty Chemicals, Inc., Sr. Unsec. Notes
800,000	8.375%, 04/15/16	672,000
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance Ulc, Sec. Notes
625,000	9.000%, 11/15/20	460,938
	Longview Fibre Paper & Packaging, Inc., Sr. Sec. Notes
1,500,000	8.000%, 06/01/16(a)	1,462,500
	Vertellus Specialties, Inc., Sr. Sec. Notes
1,250,000	9.375%, 10/01/15(a)	1,096,875
		5,049,813
Communications: 10.62%
	Bresnan Broadband Holdings Llc, Gtd. Notes
1,000,000	8.000%, 12/15/18(a)	1,012,500
	CCO Holdings Llc / CCO Holdings Capital Corp., Sr. Unsec. Notes
1,300,000	7.000%, 01/15/19	1,267,500
	Cogent Communications Group, Inc., Sr. Sec. Notes
1,500,000	8.375%, 02/15/18(a)	1,548,750
	Digicel Group, Ltd., Sr. Unsec. Notes
1,250,000	9.125%, 01/15/15(a)	1,187,500
	Frontier Communications Corp., Sr. Unsec. Notes
1,500,000	8.750%, 04/15/22	1,496,250

	Goodman Networks, Inc., Sr. Sec. Notes
1,750,000	12.125%, 07/01/18(a)	1,640,625
	Gray Television, Inc., Sr. Sec. Notes
1,250,000	10.500%, 06/29/15	1,137,500
	GXS Worldwide, Inc., Sr. Sec. Notes
1,275,000	9.750%, 06/15/15	1,230,375
	Sprint Nextel Corp., Sr. Unsec. Notes
1,500,000	6.000%, 12/01/16	1,297,500
		11,818,500
Consumer Cyclical: 17.04%
	Air Canada, Sr. Unsec. Notes
1,250,000	12.000%, 02/01/16(a)	1,175,000
	American Casino Entertainment, Sr. Sec. Notes
1,445,000	11.000%, 06/15/14	1,405,263
	Ameristar Casinos Inc., Gtd. Notes
1,400,000	7.500%, 04/15/21(a)	1,361,500
	Bon-Ton Department Stores, Inc., Gtd. Notes
1,000,000	10.250%, 03/15/14	805,000
	Chrysler Group Llc/Chrylser Group Co., Inc., Sr. Sec. Notes
1,050,000	8.000%, 06/15/19(a)	824,250
	Fiesta Restaurant Group, Sec. Notes
1,300,000	8.875%, 08/15/16(a)	1,270,750
	Ford Motor Co., Sr. Unsec. Notes
1,500,000	6.500%, 08/01/18	1,576,115
	Gymboree Corp., Sr. Unsec. Notes
1,250,000	9.125%, 12/01/18	931,250
	Marina District Finance Co., Inc., Sr. Sec. Notes
1,225,000	9.500%, 10/15/15	1,111,688
	MGM Resorts International, Gtd. Notes
1,025,000	6.875%, 04/01/16	876,375
	Norcraft Cos. LP/Norcraft Finance Corp., Sec. Notes
1,200,000	10.500%, 12/15/15	1,101,000
	Pantry, Inc., Gtd. Notes
1,500,000	7.750%, 02/15/14	1,477,500
	Peninsula Gaming Llc, Gtd. Notes
1,250,000	10.750%, 08/15/17	1,212,500

	Quiksilver, Inc., Gtd. Notes
1,250,000	6.875%, 04/15/15	1,118,750
	Shea Homes LP/Shea Homes Funding Corp., Sr. Sec. Notes
1,500,000	8.625%, 05/15/19(a)	1,233,750
	Wynn Las Vegas Llc/Wynn Las Vegas Capital Corp., First Mortgage Notes
1,400,000	7.750%, 08/15/20	1,476,999
		18,957,690
Consumer Non-Cyclical: 26.28%(c)
	ACCO Brands Corp., Gtd. Notes
1,250,000	7.625%, 08/15/15	1,215,625
	American Renal Associates Holdings, Inc., Sr. Unsec. PIK Notes
1,235,181	9.750%, 03/01/16	1,207,389
	Aramark Holdings Corp., Sr. PIK Notes
1,500,000	8.625%, 05/01/16(a)	1,484,999
	Beverages & More, Inc., Sr. Sec. Notes
1,450,000	9.625%, 10/01/14(a)	1,446,375
	Bumble Bee Holdco SCA, Sr. PIK Notes
1,500,000	9.625%, 03/15/18(a)	1,211,250
	C&S Group Enterprises Llc, Notes
1,250,000	8.375%, 05/01/17(a)	1,262,500
	Capella Healthcare, Inc., Gtd. Notes
1,200,000	9.250%, 07/01/17(a)	1,146,000
	Cardtronics, Inc., Gtd. Notes
1,000,000	8.250%, 09/01/18	1,045,000
	Cenveo Corp., Notes
1,200,000	8.875%, 02/01/18	951,000
	Fresenius Medical Care U.S. Finance, Inc., Gtd. Notes
1,250,000	6.500%, 09/15/18(a)	1,275,000
	Harmony Foods Corp., Sr. Sec. Notes
1,500,000	10.000%, 05/01/16(a)	1,500,000
	HCA, Inc., Sr. Unsec. Notes
1,300,000	8.000%, 10/01/18	1,272,375
	Healthsouth Corp., Gtd. Notes
1,500,000	7.750%, 09/15/22	1,368,750

	Ingles Markets, Inc., Sr. Unsec. Notes
1,500,000	8.875%, 05/15/17	1,578,750
	Patheon, Inc., Sr. Sec. Notes
1,225,000	8.625%, 04/15/17(a)	1,047,375
	Prospect Medical Holdings, Inc., Sr. Sec. Notes
1,000,000	12.750%, 07/15/14	1,055,000
	Reddy Ice Corp., Sr. Sec. Notes
1,385,000	11.250%, 03/15/15	1,270,738
	Reynolds Group Issuer, Inc./Reynolds Group Issuer Llc, Sr. Sec. Notes
1,250,000	8.750%, 10/15/16(a)	1,259,375
	RR Donnelley & Sons Co., Sr. Notes
1,000,000	7.250%, 05/15/18	904,000
	Stonemor Operating Llc/Cornerstone Family Services of WV/Osiris Holding, Gtd. Notes
1,500,000	10.250%, 12/01/17	1,443,750
	Sunstate Equipment Co. Llc/Sunstate Equipment Co., Inc., Sec. PIK Notes
1,215,000	12.000%, 06/15/16(a)	1,099,575
	Universal Hospital Services, Inc., Sr. Sec. PIK Notes
1,500,000	8.500%, 06/01/15	1,468,125
	YCC Holdings Llc/Yankee Finance, Inc., Sr. Unsec. PIK Notes
2,025,000	10.250%, 02/15/16	1,731,375
		29,244,326
Energy: 12.18%
	Antero Resources Finance Corp., Gtd. Notes
1,500,000	9.375%, 12/01/17	1,567,500
	Chaparral Energy, Inc., Gtd. Notes
1,200,000	8.250%, 09/01/21	1,101,000
	Concho Resources, Inc., Gtd. Notes
1,500,000	8.625%, 10/01/17	1,597,500
	Continental Resources, Inc., Gtd. Notes
1,000,000	8.250%, 10/01/19	1,075,000
	EXCO Resources, Inc., Gtd. Notes
1,000,000	7.500%, 09/15/18	885,000
	Kinder Morgan Finance Co. Llc, Sr. Sec. Notes
1,450,000	6.000%, 01/15/18(a)	1,442,750

	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes
1,000,000	6.500%, 08/15/21	1,030,000
	Murray Energy Corp., Gtd. Notes
1,250,000	10.250%, 10/15/15(a)	1,200,000
	NFR Energy Llc/NFR Energy Finance Corp., Gtd. Notes
1,042,000	9.750%, 02/15/17(a)	922,170
	Parker Drilling Co., Gtd. Notes
1,250,000	9.125%, 04/01/18	1,268,750
	W & T Offshore, Inc., Sr. Notes
1,500,000	8.500%, 06/15/19(a)	1,462,500
		13,552,170
Financials: 9.74%
	Aircastle, Ltd., Sr. Unsec. Notes
1,500,000	9.750%, 08/01/18	1,552,499
	Ally Financial, Inc., Sr. Unsec. Notes
1,860,000	0.000%, 06/15/15	1,334,550
	CIT Group, Inc., Sr. Sec. Notes
1,500,000	7.000%, 05/01/17	1,456,875
	FelCor Escrow Holdings Llc, Sr. Sec. Notes
1,500,000	6.750%, 06/01/19(a)	1,350,000
	Ford Motor Credit Co. Llc, Sr. Unsec. Notes
1,500,000	5.875%, 08/02/21	1,496,879
	Kennedy-Wilson Inc., Sr. Notes
1,250,000	8.750%, 04/01/19(a)	1,171,875
	Pinnacle Foods Finance Llc, Gtd. Notes
1,175,000	9.250%, 04/01/15	1,172,063
	Provident Funding Associates LP/PFG Finance Corp., Sr. Notes
1,500,000	10.125%, 02/15/19(a)	1,305,000
		10,839,741
Industrials: 9.72%
	AEP Industries, Inc., Sr. Unsec. Notes
1,100,000	8.250%, 04/15/19	1,042,250
	AWAS Aviation Capital, Ltd., Sr. Sec. Notes
1,508,920	7.000%, 10/15/16(a)	1,486,286

	Euramax International, Inc., Sr. Sec. Notes
1,200,000	9.500%, 04/01/16(a)	963,000
	Griffon Corp., Gtd. Notes
1,250,000	7.125%, 04/01/18	1,109,375
	Kemet Corp., Sr. Sec. Notes
1,425,000	10.500%, 05/01/18	1,503,375
	Liberty Tire Recycling, Gtd. Notes
1,150,000	11.000%, 10/01/16(a)	1,178,750
	Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes
1,250,000	8.875%, 04/01/18	1,243,750
	Maxim Crane Works LP, Sr. Sec. Notes
1,250,000	12.250%, 04/15/15(a)	1,081,250
	Quality Distribution Llc/QD Capital Corp., Sec. Notes
1,250,000	9.875%, 11/01/18	1,212,500
		10,820,536
Retail: 1.09%
	Rite Aid Corp., Gtd. Notes
1,500,000	9.500%, 06/15/17	1,215,000
Technology: 2.27%
	iGate Corp., Sr. Notes
1,275,000	9.000%, 05/01/16(a)	1,192,125
	Stream Global Services, Inc., Sr. Sec. Notes
1,300,000	11.250%, 10/01/14	1,335,750
		2,527,875
Utilities: 1.24%
	NRG Energy, Inc., Gtd. Notes
1,500,000	7.875%, 05/15/21(a)	1,380,000
	Total Corporate Bonds
	(Cost $112,348,764)	106,740,026

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.36%
	Brown Brothers Harriman & Co.-Grand Cayman
$406,956	0.030%, due 10/03/11	406,956

Total Short-Term Bank Debt Instruments (Cost $406,956)	406,956
Total Investments: 96.28% (Cost $112,755,720)	107,146,982
Net Other Assets and Liabilities: 3.72%	4,137,059
Net Assets: 100.00%	$111,284,041

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $45,374,030, representing 40.77% of net assets.

(b)	Represents a step bond. Rate disclosed is as of September 30, 2011.

(c)	When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Gtd. - Guaranteed

PIK - Payment in-kind

Sec. - Secured

Sr. - Senior

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward International Dividend Fund

September 30, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 85.21%
Australia: 1.32%
73,000	Clough, Ltd.(a)	$52,042
2,000	Orica, Ltd.(a)	44,884
		96,926
Austria: 0.93%
1,800	Vienna Insurance Group AG(a)	68,430
Belgium: 0.84%
1,200	EVS Broadcast Equipment SA(a)	62,057
Brazil: 0.49%
7,866	BM&F BOVESPA SA	36,271
Canada: 1.63%
2,600	TELUS Corp., Non-Voting Depositary Receipt	120,224
China: 3.04%
175,000	Agricultural Bank of China, Ltd.(a)	57,140
304,000	Kingsoft Corp., Ltd.(a)	114,895
130,000	Xinhua Winshare Publishing and Media Co., Ltd., Class H(a)	51,926
		223,961
Estonia: 1.21%
25,470	Silvano Fashion Group AS, Class A(a)	89,329
France: 4.74%
2,806	Air Liquide SA, ADR	65,548
2,250	BNP Paribas, ADR	44,325
2,250	Sanofi	73,800
2,700	Total SA, Sponsored ADR	118,449
2,290	Vivendi SA(a)	46,624
		348,746
Hong Kong: 6.86%
25,500	Allied Group, Ltd.(a)	67,742
29,400	BOC Hong Kong Holdings, Ltd.(a)	62,161
180,000	City Telecom HK, Ltd.(a)	84,880
73,000	First Pacific Co., Ltd.(a)	64,431
19,000	First Pacific Co., Ltd., Sponsored ADR	81,889
230,000	Guangdong Investment, Ltd.(a)	142,949
		504,052

India: 0.46%
2,300	Bajaj Holdings and Investment, Ltd., Sponsored GDR(b)	33,785
Indonesia: 5.57%
336,000	PT AKR Corporindo Tbk(a)	90,671
1,550,000	PT Astra Graphia Tbk(a)	172,675
280,000	PT BW Plantation Tbk(a)	33,537
158,500	PT Kalbe Farma Tbk(a)	58,030
29,000	PT Tambang Batubara Bukit Asam Tbk(a)	54,798
		409,711
Ireland: 5.95%
15,610	Charter International Plc(a)	209,554
10,000	Experian Group, Ltd., Sponsored ADR	111,200
2,547	WPP Group Plc, Sponsored ADR	117,289
		438,043
Italy: 1.81%
11,850	Danieli & Co. Officine Meccaniche SpA(a)	133,574
Japan: 9.65%
13	Inpex Corp.(a)	79,834
1,500	ITOCHU Techno-Solutions Corp.(a)	67,484
23	Kenedix Realty Investment Corp.(a)	74,952
1,850	Komatsu, Ltd.(a)	39,886
6,700	Kuraray Co., Ltd.(a)	91,375
23,400	Mitsubishi UFJ Financial Group, Inc., ADR	104,130
3,000	Santen Pharmaceutical Co., Ltd.(a)	126,085
45	Wacom Co., Ltd.(a)	52,743
1,700	West Japan Railway Co.(a)	72,872
		709,361
Malaysia: 3.32%
57,000	Genting Malaysia Bhd(a)	62,031
33,000	Hartalega Holdings Bhd(a)	56,506
23,000	Malayan Banking Bhd(a)	57,317
200,000	Masterskill Education Group Bhd(a)	68,466
		244,320
Mexico: 0.88%
1,000	Fomento Economico Mexicano SAB de CV, Sponsored ADR	64,820
Netherlands: 2.33%
1,800	Royal Dutch Shell Plc, ADR	110,736
9,400	STMicroelectronics NV	61,100
		171,836
Pakistan: 0.08%
500	HUB Power Co., Ltd., Sponsored GDR	5,934
Philippines: 1.06%
180,000	Manila Water Co., Inc.(a)	77,925

Russia: 1.09%
1,600	OAO LUKOIL, Sponsored ADR	80,304
Scotland: 1.96%
7,200	Scottish & Southern Energy Plc(a)	144,483
Singapore: 6.20%
4,169	China Yuchai International, Ltd.	60,784
121,000	CSE Global, Ltd.(a)	75,520
61,200	Eng Kah Corp.	56,743
230,000	Kian Ann Engineering, Ltd.(a)	37,334
185,000	Low Keng Huat, Ltd.(a)	44,952
34,000	Miclyn Express Offshore, Ltd.(a)	49,761
10,000	Singapore Airlines, Ltd.(a)	86,579
15,500	Singapore Press Holdings, Ltd.(a)	44,317
		455,990
South Korea: 3.69%
4,200	DGB Financial Group, Inc.(c)	49,735
9,300	JNK Heaters Co., Ltd.(a)	147,304
19,600	Tae-Yang, Inc., Co., Ltd.(a)	74,794
		271,833
Switzerland: 2.68%
2,330	Novartis AG, ADR	129,944
1,300	Syngenta AG, ADR	67,431
		197,375
Taiwan: 3.26%
146,430	China Development Financial Holding Corp.(a)	43,501
145,788	Chinatrust Financial Holding Co., Ltd.(a)	85,337
9,713	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	111,020
		239,858
Thailand: 2.36%
59,000	Hana Microelectronics Pcl(a)	31,958
150,000	SNC Former Pcl, Non-Voting Depositary Receipt(a)	91,594
434,300	SVI Pcl(a)	50,481
		174,033
Turkey: 4.85%
30,442	Anadolu Hayat Emeklilik AS(a)	48,395
18,275	Aselsan Elektronik Sanayi Ve Ticaret AS(a)	71,637
7,500	Pinar Sut Mamulleri Sanayii AS(a)	58,644
5,600	Turk Traktor ve Ziraat Makineleri AS(a)	106,761
18,400	Turkiye Garanti Bankasi AS(a)	71,204
		356,641

United Kingdom: 6.48%
2,625	GlaxoSmithKline Plc, Sponsored ADR		108,386
2,000	HSBC Holdings Plc, Sponsored ADR		76,080
19,500	Man Group Plc(a)		50,441
3,100	Standard Chartered Plc(a)		61,848
4,069	Tesco Plc, Sponsored ADR		72,388
3,440	Unilever Plc, Sponsored ADR		107,294
			476,437
Vietnam: 0.47%
21,000	HAGL JSC, GDR(b)(c)		34,650
	Total Common Stocks (Cost $6,759,041)		6,270,909

PREFERRED STOCKS: 2.74%
Brazil: 1.49%
5,200	Vale SA, Sponsored ADR, Preferred Shares		109,200
United States: 1.25%
4,500	FelCor Lodging Trust, Inc., Series C, 8.000%		92,250
	Total Preferred Stocks (Cost $271,457)		201,450

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 9.89%
	Brown Brothers Harriman & Co.-Grand Cayman
728,060	0.030%, due 10/03/11	USD	728,060
34	0.030%, due 10/03/11	AUD	33
	Total Short-Term Bank Debt Instruments (Cost $728,095)		728,093
	Total Investments: 97.84% (Cost $7,758,593)		7,200,452
	Net Other Assets and Liabilities: 2.16%		159,324	(d)
	Net Assets: 100.00%		$7,359,776

(a)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(b)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $68,435 representing 0.93% of net assets.

(c)	Non-income producing security.

(d)	Includes cash which is being held as collateral for futures contracts.

Percentages are stated as a percent of net assets.

FUTURES CONTRACTS

At September 30, 2011, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
MSCI EAFE® E-Mini Future	Long	6	12/19/11	$403,980	$(12,674)
				$403,980	$(12,674)

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Currency Abbreviations:

AUD - Australian Dollar

USD - U.S. Dollar

Portfolio of Investments (Note 1)

Forward International Equity Fund

September 30, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 97.50%
Australia: 6.50%
19,990	Brambles, Ltd.(a)	$123,233
19,983	CSL, Ltd.(a)	567,303
17,577	Iluka Resources, Ltd.(a)	205,731
78,469	Mount Gibson Iron, Ltd.(a)	99,011
2,469	Rio Tinto, Ltd.(a)	144,618
149,280	Telstra Corp., Ltd.(a)	444,584
4,382	Westpac Banking Corp.(a)	84,858
18,614	Woolworths, Ltd.(a)	444,808
		2,114,146
Belgium: 0.15%
2,068	KBC Groep NV(a)	47,710
Brazil: 2.51%
10,600	BR Malls Participacoes SA	106,211
4,500	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	208,575
4,700	Cia Hering	78,365
6,400	EDP - Energias do Brasil SA	127,643
5,000	Localiza Rent a Car SA	65,975
11,000	Vale SA, Preferred ADR	231,000
		817,769
Chile: 0.60%
10,226	Empresa Nacional de Telecomunicaciones SA	196,517
China: 3.39%
397,550	China Construction Bank Corp., Class H(a)	240,448
98,000	China Minzhong Food Corp., Ltd.(a)(b)(c)(d)	65,241
317,000	Evergrande Real Estate Group, Ltd.(a)	96,882
397,254	Industrial & Commercial Bank of China(a)	191,827
54,000	PICC Property & Casualty Co., Ltd., Class H(a)	57,743
7,700	Tencent Holdings, Ltd.(a)	159,714
64,000	Weichai Power Co., Ltd., Class H(a)	290,772
		1,102,627

Denmark: 2.58%
30	A P Moller-Maersk AS, Class B(a)	176,227
6,653	Novo Nordisk AS, Series B(a)	663,531
		839,758
France: 5.35%
14,134	AXA SA(a)	183,880
4,858	BNP Paribas SA(a)	191,514
4,565	Societe Generale SA(a)	119,501
19,444	Total SA(a)	857,853
3,141	Valeo SA(a)	132,032
12,487	Vivendi SA(a)	254,234
		1,739,014
Germany: 4.37%
4,899	BASF SE(a)	298,668
6,172	Bayerische Motoren Werke AG(a)	407,729
973	Continental AG(a)(d)	56,161
2,074	Deutsche Bank AG(a)	71,867
6,986	Hannover Rueckversicherung AG(a)	315,846
2,276	Siemens AG(a)	204,772
749	Wacker Chemie AG(a)	66,496
		1,421,539
Hong Kong: 2.69%
199,000	CNOOC, Ltd.(a)	319,970
29,000	Hysan Development Co., Ltd.(a)	87,859
22,500	Kerry Properties, Ltd.(a)	71,817
137,000	SJM Holdings, Ltd.(a)	242,022
15,000	Swire Pacific, Ltd.(a)	154,123
		875,791
Hungary: 0.25%
5,472	OTP Bank Plc(a)	80,517
India: 1.18%
3,600	Infosys Technologies, Ltd., ADR	183,852
1,286	State Bank of India, Ltd., Sponsored GDR(a)(b)	108,043
5,900	Tata Motors, Ltd., Sponsored ADR	90,742
		382,637
Indonesia: 1.16%
192,000	PT Bank Negara Indonesia Persero Tbk(a)	80,220
452,000	PT Bank Rakyat Indonesia Persero Tbk(a)	295,955
		376,175

Israel: 0.19%
5,393	Israel Chemicals, Ltd.	62,325
Italy: 2.94%
38,882	Eni SpA, Sponsored ADR(a)(e)	684,036
24,512	Fiat SpA(a)	132,338
89,450	Intesa Sanpaolo SpA(a)	140,273
		956,647
Japan: 17.01%
4,000	Ajinomoto Co., Inc.(a)	47,252
165,000	Aozora Bank, Ltd.(a)	379,899
16,000	Asahi Kasei Corp.(a)	95,890
15,300	Canon, Inc.(a)	694,712
3,900	Daito Trust Construction Co., Ltd.(a)	357,549
33,000	Daiwa House Industry Co., Ltd.(a)	422,543
7,500	FUJIFILM Holdings Corp.(a)	174,304
15,400	ITOCHU Corp.(a)	147,160
30,000	Iyo Bank, Ltd.(a)	306,074
13,000	Kaken Pharmaceutical Co., Ltd.(a)	181,680
19	KDDI Corp.(a)	130,803
9,100	Komatsu, Ltd.(a)	196,197
61,000	Kurabo Industries, Ltd.(a)	121,328
38,000	Mitsubishi Electric Corp.(a)	336,598
2,300	Murata Manufacturing Co., Ltd.(a)	124,877
3,300	Musashino Bank, Ltd.(a)	118,153
42,000	Nachi-Fujikoshi Corp.(a)	204,313
3,800	Nippon Telegraph & Telephone Corp.(a)	182,051
2,110	ORIX Corp.(a)	165,609
42,000	Osaka Gas Co., Ltd.(a)	174,494
23,000	Sakai Chemical Industry Co., Ltd.(a)	103,438
13,000	San-In Godo Bank, Ltd.(a)	100,130
32,800	Sapporo Hokuyo Holdings, Inc.(a)	116,232
5,400	Start Today Co., Ltd.(a)	117,006
4,100	Sumitomo Mitsui Financial Group, Inc.(a)	115,520
30,000	Tokyo Gas Co., Ltd.(a)	139,345
46,000	Tosoh Corp.(a)	144,142
13,000	Toyo Ink Manufacturing Co., Ltd.(a)	51,377
18,000	Yamanashi Chuo Bank, Ltd.(a)	82,650
		5,531,326
Malaysia: 0.00%(f)
75	Tenaga Nasional Bhd(a)	121
Mexico: 1.74%
10,300	Alfa SAB de CV, Class A	105,834

10,429	Fresnillo Plc(a)	254,959
1,000	Grupo Aeroportuario del Sureste SAB de CV, ADR	49,720
4,225	Industrias Penoles SAB de CV	155,148
		565,661
Netherlands: 1.38%
63,538	ING Groep NV(a)(d)	448,182
Norway: 2.23%
9,300	Cermaq ASA(a)(d)	99,291
7,575	DnB NOR ASA(a)	75,494
14,863	SpareBank 1 SMN(a)	98,843
21,117	StatoilHydro ASA(a)	453,125
		726,753
Poland: 0.26%
2,142	KGHM Polska Miedz SA(a)	83,872
Russia: 1.46%
7,100	Gazprom OAO, Sponsored ADR(a)	67,966
4,129	Lukoil OAO, ADR(a)	208,104
1,690	Mining and Metallurgical Company Norilsk Nickel, ADR(a)(e)	36,418
5,129	Pharmstandard, GDR(b)(d)	98,015
7,575	Sberbank of Russia, Sponsored ADR(d)	65,145
		475,648
Singapore: 1.01%
5,700	Jardine Matheson Holdings, Ltd.(a)	259,083
103,000	Yangzijiang Shipbuilding Holdings, Ltd.(a)	68,782
		327,865
South Africa: 2.22%
52,599	AVI, Ltd.(a)	209,885
42,076	Life Healthcare Group Holdings Pte, Ltd.(a)	100,492
4,493	Sasol, Ltd.(a)	184,265
10,790	Truworths International, Ltd.(a)	93,795
12,000	Vodacom Group, Ltd.(a)	133,753
		722,190
South Korea: 4.03%
298	Honam Petrochemical Corp.(a)	71,520
467	Hyundai Motor Co., Ltd.(a)	81,640
8,588	Kia Motors Corp.(a)	512,121
12,430	Korean Reinsurance Co.(a)	142,673
689	LG Chem, Ltd.(a)	182,629
427	NCSoft Corp.(a)	120,631

436	OCI Co., Ltd.(a)	74,442
179	Samsung Electronics Co., Ltd.(a)	124,988
		1,310,644
Spain: 4.74%
33,181	Banco Bilbao Vizcaya Argentaria SA	274,727
31,326	Banco Santander SA(a)	256,115
29,784	Enagas SA(a)	547,377
2,717	Industria de Diseno Textil SA(a)	231,937
2,305	Red Electrica Corp. SA(a)	105,036
3,475	Viscofan SA(a)	125,048
		1,540,240
Sweden: 2.36%
17,175	Atlas Copco AB, A Shares(a)	304,006
14,685	Lundin Petroleum AB(a)(d)	248,264
11,377	SKF AB, B Shares(a)	214,366
		766,636
Switzerland: 3.44%
4,191	ABB, Ltd.(a)(d)	71,690
16,344	Nestle SA(a)	899,780
320	Partners Group Holding AG(a)	52,690
587	Roche Holding AG(a)	94,808
		1,118,968
Taiwan: 2.89%
75	Advanced Semiconductor Engineering, Inc.(a)	64
35,000	Farglory Land Development Co., Ltd.(a)	56,327
2,216	HTC Corp.(a)	48,656
7,000	Largan Precision Co., Ltd.(a)	161,650
19,000	President Chain Store Corp.(a)	107,005
37,764	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	431,642
364,000	United Microelectronics Corp.(a)	134,230
		939,574
Thailand: 1.35%
229,900	Charoen Pokphand Foods Pcl(a)	196,469
158,800	CP ALL Pcl(a)	243,764
		440,233
Turkey: 0.79%
45,560	Turk Telekomunikasyon AS	195,636
30,875	Turkiye Vakiflar Bankasi Tao, Class D(a)	61,542
		257,178

United Kingdom: 16.73%
28,430	3i Group Plc(a)	82,652
18,512	Admiral Group Plc(a)	363,144
3,940	Aggreko Plc(a)	99,147
3,804	AstraZeneca Plc(a)	168,820
27,254	BHP Billiton Plc(a)	728,064
10,504	British American Tobacco Plc(a)	443,536
10,446	British Sky Broadcasting Group Plc(a)	107,584
165,343	BT Group Plc, Class A(a)	443,170
11,559	Capita Group Plc(a)	126,602
28,146	Compass Group Plc(a)	227,070
11,936	Diageo Plc(a)	227,578
67,243	HSBC Holdings Plc(a)	515,026
80,097	ITV Plc(a)(d)	73,256
1,487	Next Plc(a)	58,298
20,940	Northumbrian Water Group Plc(a)	150,995
18,908	Petrofac, Ltd.(a)	349,748
5,510	Rio Tinto Plc(a)	244,359
4,621	Royal Dutch Shell Plc, Class A(a)	142,775
21,686	Shire Plc(a)	676,271
12,701	Smith & Nephew Plc(a)	114,249
7,796	Xstrata Plc(a)	98,445
		5,440,789
	Total Common Stocks (Cost $30,553,135)	31,709,052

PREFERRED STOCKS: 1.27%
Brazil: 1.08%
11,500	Companhia de Bebidas das Americas, Preferred ADR, Preferred Shares	352,475
Germany: 0.19%
464	Volkswagen AG, Preferred Shares(a)	61,233
	Total Preferred Stocks (Cost $381,096)	413,708

RIGHTS: 0.02%
Spain: 0.02%
33,181	Banco Bilbao Vizcaya Argentaria SA, Rights, (expiring 10/14/11)(d)	4,890
	Total Rights (Cost $0)	4,890

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.55%
	Brown Brothers Harriman & Co.-Grand Cayman
$179,002	0.030%, due 10/03/11	179,002
	Total Short-Term Bank Debt Instruments (Cost $179,002)	179,002
	Total Investments: 99.34% (excluding investments purchased with cash collateral from securities loaned) (Cost $31,113,233)	32,306,652

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 2.37%
771,101	Short-Term Investments Trust, Liquid Assets Portfolio Institutional Class, 0.110% 7 day-yield(g)	771,101
	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $771,101)	771,101
	Total Investments: 101.71% (Cost $31,884,334)	33,077,753
	Net Other Assets and Liabilities: (1.71)%	(557,417)
	Net Assets: 100.00%	$32,520,336

(a)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(b)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $271,299 representing 0.83% of net assets.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $65,241, representing 0.20% of net assets.

(d)	Non-income producing security.

(e)	Security, or portion of security, is currently on loan.

(f)	Less than 0.005%.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1).

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Currency Abbreviations:

EUR - Euro

Portfolio of Investments (Note 1)

Forward International Real Estate Fund

September 30, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 99.28%
Australia: 17.15%
4,194	Abacus Property Group(a)	$7,423
24,096	ALE Property Group(a)	44,882
48,300	Carindale Property Trust(a)	176,817
391	CFS Retail Property Trust(a)	656
596,273	FKP Property Group(a)	254,347
300,000	Mirvac Group(a)	329,820
28,564	Stockland(a)	79,505
870,000	Thakral Holdings Group(a)	428,273
4,770,497	Tishman Speyer Office Fund(a)(b)	2,500,243
196,644	Westfield Group(a)	1,458,246
215,000	Westfield Retail Trust(a)	500,352
		5,780,564
Canada: 2.55%
56,300	Brookfield Office Properties, Inc.	778,497
20,000	InnVest REIT	82,451
		860,948
China: 5.92%
1,000,000	Agile Property Holdings, Ltd.(a)	648,702
100,000	China Resources Land, Ltd.(a)	107,544
1,500,000	Evergrande Real Estate Group, Ltd.(a)	458,433
300,000	Soho China, Ltd.(a)	189,406
384,500	Top Spring International Holdings, Ltd.(a)	132,798
3,554,000	Yuexiu Property Co., Ltd.(a)(b)	459,208
		1,996,091
Finland: 0.62%
22,266	Citycon Oyj(a)	76,149
35,000	Sponda Oyj(a)	131,445
		207,594
France: 8.23%
2,000	Fonciere Des Regions(a)	139,513
25,000	Klepierre(a)	700,781
7,696	Societe Fonciere Lyonnaise SA(a)	379,235
5,021	Societe Immobiliere de Location pour l’Industrie et le Commerce(a)	484,744
6,000	Unibail-Rodamco SE(a)	1,070,618
		2,774,891
Germany: 2.33%
45,000	Alstria Office REIT AG(a)	528,001
42,931	Prime Office REIT AG(b)	257,617
		785,618

Hong Kong: 28.79%
2,292,000	Asia Standard International Group, Ltd.(a)	373,229
138,020,000	CSI Properties, Ltd.(a)	2,991,727
40,000	Great Eagle Holdings, Ltd.(a)	86,312
210,000	Hongkong Land Holdings, Ltd.(a)	930,405
298,000	Hysan Development Co., Ltd.(a)	902,824
1,799,000	Kosmopolito Hotels International, Ltd.(a)	227,387
50,000	Shangri-La Asia, Ltd.(a)	95,597
2,160,000	Soundwill Holdings, Ltd.(a)	2,014,547
763,000	Tai Cheung Holdings, Ltd.(a)	507,608
187,000	Wharf Holdings, Ltd.(a)	922,595
1,678,000	Wing Tai Properties, Ltd.(a)	512,338
82,000	Winsor Properties Holdings, Ltd.(a)	140,460
		9,705,029
Italy: 0.41%
260,000	Beni Stabili SpA(a)	136,860
Japan: 15.65%
132,229	Astro Japan Property Group(a)	261,904
20	BLife Investment Corp.(a)	119,307
164,600	DAIBIRU Corp.(a)	1,157,234
8	Daiwa Office Investment Corp.(a)	20,693
99	Japan Rental Housing Investments, Inc.(a)	38,748
350	Kenedix Realty Investment Corp.(a)	1,140,572
12,000	Mitsubishi Estate Co., Ltd.(a)	194,647
36,800	Mitsui Fudosan Co., Ltd.(a)	581,337
60	Nomura Real Estate Office Fund, Inc.(a)	365,893
20	Nomura Real Estate Residential Fund, Inc.(a)	89,548
90	ORIX JREIT, Inc.(a)	413,566
30,000	Sumitomo Realty & Development Co., Ltd.(a)	576,691
20	Tokyu REIT, Inc.(a)	107,311
200	United Urban Investment Corp.(a)	209,422
		5,276,873
Malaysia: 1.33%
725,000	Quill Capita Trust(a)	226,413
843,100	YTL Land & Development Bhd(a)(b)	220,672
		447,085
Netherlands: 3.06%
15,183	Corio NV(a)	699,582
5,000	Eurocommercial Properties NV	192,455
2,000	Wereldhave NV(a)	140,654
		1,032,691
Norway: 0.66%
168,342	Norwegian Property ASA(a)	224,227
Singapore: 1.72%
145,900	CapitaCommercial Trust(a)	111,441
156,000	Keppel Land, Ltd.(a)	304,701
100,000	Overseas Union Enterprise, Ltd.(a)	162,971
		579,113
Turkey: 0.00%(c)
3	Is Gayrimenkul Yatirim Ortakligi AS(a)	3

United Kingdom: 10.86%
956	British Land Co., Plc(a)		7,042
13,100	Derwent London Plc(a)		291,960
33,800	Great Portland Estates Plc(a)		178,100
193,000	Hammerson Plc(a)		1,129,914
50,809	Land Securities Group Plc(a)		504,968
100,760	Segro Plc(a)		343,713
19,960	Shaftesbury Plc(a)		144,196
418,512	Songbird Estates Plc(b)		757,051
90,625	Workspace Group Plc(a)		304,377
			3,661,321
	Total Common Stocks (Cost $42,005,745)		33,468,908

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 0.49%
	Brown Brothers Harriman & Co.-Grand Cayman
1,348,973	0.030%, due 10/03/11	JPY	17,490
3,058	0.030%, due 10/03/11	SGD	2,338
27,051	0.030%, due 10/03/11	HKD	3,474
5,131	0.030%, due 10/03/11	AUD	4,965
4,177	0.030%, due 10/03/11	GBP	6,513
	JPMorgan Chase-New York
132,182	0.030%, due 10/03/11	USD	132,182
	Total Short-Term Bank Debt Instruments (Cost $167,392)		166,962
	Total Investments: 99.77% (Cost $42,173,137)		33,635,870
	Net Other Assets and Liabilities: 0.23%		76,239
	Net Assets: 100.00%		$33,712,109

(a)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(b)	Non-income producing security.

(c)	Amount represents less than 0.01%.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

REIT - Real Estate Investment Trust

Currency Abbreviations:

AUD - Australian Dollar

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

SGD - Singapore Dollar

USD - U.S. Dollar

Portfolio of Investments (Note 1)

Forward International Small Companies Fund

September 30, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 93.48%
Australia: 3.49%
2,297,088	DUET Group(a)	$3,569,514
3,097,463	Fairfax Media, Ltd.(a)(b)	2,434,196
660,328	Medusa Mining, Ltd.(a)	4,321,992
542,143	Mount Gibson Iron, Ltd.(a)	684,066
846,149	Wotif.com Holdings, Ltd.(a)(b)	3,203,621
		14,213,389
Belgium: 1.85%
68,131	Mobistar SA(a)	3,889,375
73,534	SA D’Ieteren NV(a)	3,643,096
		7,532,471
China: 1.20%
4,320,000	New World Department Store China, Ltd.(a)	2,403,421
6,540,546	Real Nutriceutical Group, Ltd.(a)(b)	2,473,219
		4,876,640
Denmark: 2.39%
91,769	D/S Norden AS(a)	2,525,873
208,891	DSV AS(a)	3,758,440
24,255	SimCorp AS(a)	3,479,592
		9,763,905
Finland: 1.47%
146,638	Elisa Oyj(a)	2,997,611
84,255	Outotec Oyj(a)	3,008,249
		6,005,860
France: 5.08%
504,721	Altran Technologies SA(a)(c)	2,229,019
110,771	Compagnie Generale de Geophysique-Veritas(a)(c)	1,951,051
81,391	Ingenico SA(a)	3,048,458
94,145	Medica SA(a)	1,664,833
138,104	SCOR SE(a)	2,979,040
143,062	Teleperformance SA(a)	3,039,126
20,504	Virbac SA(a)	3,324,323
39,531	Wendel SA(a)	2,477,359
		20,713,209
Germany: 8.26%
344,426	ADVA AG Optical Networking(a)(c)	1,526,732
42,053	Fielmann AG(a)	4,211,621
153,861	GEA Group AG(a)	3,591,506
82,899	Kabel Deutschland Holding AG(a)(c)	4,444,600

50,542	Krones AG(a)	2,619,752
45,542	MTU Aero Engines Holding AG(a)	2,839,924
36,123	Pfeiffer Vacuum Technology AG(a)	3,172,732
169,643	Symrise AG(a)	3,920,896
527,801	TUI AG(a)(c)	2,713,500
301,641	Wirecard AG(a)	4,614,795
		33,656,058
Hong Kong: 2.85%
5,460,000	BYD Electronic International Co., Ltd.(a)(c)	1,361,109
115,198,000	CST Mining Group, Ltd.(a)(c)	1,452,660
6,524,168	Daphne International Holdings, Ltd.(a)	5,783,985
775,800	Kingboard Chemical Holdings, Ltd.(a)	2,089,721
9,516,000	VST Holdings, Ltd.(a)(c)	916,602
		11,604,077
Italy: 4.49%
645,220	Amplifon SpA(a)	3,159,841
1,322,189	Piaggio & C. SpA(a)	4,225,847
732,306	Pirelli & C. SpA(a)	5,208,780
184,293	Prysmian SpA(a)	2,421,110
1,505,437	Sorin SpA(a)(c)	3,285,939
		18,301,517
Japan: 27.91%
186,161	Aeon Delight Co., Ltd.(a)	3,995,338
521,361	Akebono Brake Industry Co., Ltd.(a)(b)	2,690,821
255,700	Daiseki Co., Ltd.(a)	5,060,060
146,300	Don Quijote Co., Ltd.(a)	5,223,005
330,400	Elpida Memory, Inc.(a)(c)	2,066,528
152,100	HAJIME CONSTRUCTION Co., Ltd.(a)	4,084,421
339,000	Hitachi Metals, Ltd.(a)	3,903,661
167,507	Hoshizaki Electric Co., Ltd.(a)	4,080,886
299,500	Izumi Co., Ltd.(a)	4,642,068
99,400	Japan Petroleum Exploration Co., Ltd.(a)	3,613,200
896	Japan Retail Fund Investment Corp.(a)	1,440,593
275,588	JSR Corp.(a)	4,741,692
661,800	Keiyo Bank, Ltd.(a)	3,577,962
111,941	Kobayashi Pharmaceutical Co., Ltd.(a)	6,013,301
150,400	Musashi Seimitsu Industry Co., Ltd.(a)	3,626,582
852	Osaka Securities Exchange Co., Ltd.(a)(b)	3,904,689
162,500	Pola Orbis Holdings, Inc.(a)	4,782,041
1,419,300	Sapporo Holdings, Ltd.(a)	5,292,147
555,000	Shimadzu Corp.(a)	4,681,690
208,500	Sundrug Co., Ltd.(a)	6,553,004
321,604	THK Co., Ltd.(a)	5,351,737
35,200	Tocalo Co., Ltd.(a)	687,089
1,423,400	Tokyo Tatemono Co., Ltd.(a)	4,331,751
538,949	Toshiba Plant Systems & Services Corp.(a)	5,342,160
10,709	Toyo Tanso Co., Ltd.(a)	445,245
146,110	Tsumura & Co.(a)	4,658,547
3,983	United Urban Investment Corp.(a)	4,170,639
507,400	Yokogawa Electric Corp.(a)(c)	4,799,601
		113,760,458
Netherlands: 2.66%
136,216	ASM International NV(a)	3,374,531
89,682	Nutreco NV(a)	5,600,460
758,927	SNS REAAL NV(a)(c)	1,882,752
		10,857,743

Norway: 1.39%
4,889,662	Marine Harvest ASA(a)	2,130,924
189,759	TGS NOPEC Geophysical Co., ASA(a)	3,519,397
		5,650,321
Russia: 0.76%
293,374	Alliance Oil Co., Ltd., SDR(a)(b)(c)	3,106,801
Singapore: 1.98%
2,456,000	ComfortDelGro Corp., Ltd.(a)	2,438,724
8,595,190	Golden Agri-Resources, Ltd.(a)	3,977,222
5,872,000	Midas Holdings, Ltd.(a)(b)	1,647,249
		8,063,195
Spain: 3.36%
78,422	Bolsas y Mercados Espanoles SA(a)	2,100,660
93,833	Ebro Foods SA(a)	1,602,883
265,565	Grifols SA, Class A(a)(c)	4,952,344
1,429,717	Promotora de Informaciones SA, Class A(a)(b)(c)	1,533,133
97,801	Viscofan SA(a)	3,519,374
		13,708,394
Sweden: 0.93%
414,940	Meda AB, Class A(a)	3,786,405
Switzerland: 2.57%
44,588	BKW FMB Energie AG(a)	2,096,497
13,518	Kuoni Reisen Holding AG, Class B(a)(c)	4,049,558
26,201	Partners Group Holding AG(a)	4,314,117
		10,460,172
United Kingdom: 20.84%
301,927	Babcock International Group Plc(a)	3,078,312
1,489,074	BBA Aviation Plc(a)	3,856,726
313,099	Charter International Plc(a)	4,203,134
390,156	Cookson Group Plc(a)	2,602,784
531,129	Daily Mail & General Trust Plc NV, Class A(a)	2,987,482
52,137	Derwent London Plc(a)	1,161,979
411,780	Domino Printing Sciences Plc(a)	2,950,789
2,093,886	EnQuest Plc(a)(c)	2,892,330
622,582	Homeserve Plc(a)	4,438,082
352,203	Hunting Plc(a)	3,259,335
687,595	IG Group Holdings Plc(a)	4,765,032
961,398	Informa Plc(a)	4,879,177
980,678	International Personal Finance Plc(a)	3,383,367
906,555	Meggitt Plc(a)	4,693,723
784,285	Melrose Plc(a)(b)	3,535,502
1,014,438	Mitchells & Butlers Plc(a)(c)	3,697,739
340,429	Mondi Plc(a)	2,488,014
898,870	Premier Farnell Plc(a)	2,155,539
876,512	Premier Oil Plc(a)(c)	4,712,036
1,105,228	RPS Group Plc(a)	2,811,543
274,558	Spectris Plc(a)	4,969,206

141,348	Spirax-Sarco Engineering Plc(a)		3,928,635
2,038,413	Spirent Communications Plc(a)		3,876,440
749,794	St. James’s Place Capital Plc(a)		3,595,742
			84,922,648
	Total Common Stocks (Cost $403,032,687)		380,983,263

PREFERRED STOCKS: 1.12%
Germany: 1.12%
111,408	Fuchs Petrolub AG(a)		4,558,368
	Total Preferred Stocks (Cost $2,831,484)		4,558,368

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 3.95%
	Brown Brothers Harriman & Co.-Grand Cayman
53,391	0.030%, due 10/03/11	HKD	6,856
28,064	0.030%, due 10/03/11	AUD	27,158
	JPMorgan Chase-New York
16,034,161	0.030%, due 10/03/11	USD	16,034,161
29,017	0.030%, due 10/03/11	GBP	45,249
	Total Short-Term Bank Debt Instruments (Cost $16,113,424)		16,113,424
	Total Investments: 98.55% (excluding investments purchased with cash collateral from securities loaned) (Cost $421,977,595)		401,655,055

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 4.40%
17,926,953	Short-Term Investments Trust, Liquid Assets Portfolio Institutional Class, 0.110% 7 day-yield(d)		17,926,953
	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $17,926,953)		17,926,953
	Total Investments: 102.95% (Cost $439,904,548)		419,582,008
	Net Other Assets and Liabilities: (2.95)%		(12,035,792)
	Net Assets: 100.00%		$407,546,216

(a)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(b)	Security, or portion of security, is currently on loan.

(c)	Non-income producing security.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1).

Percentages are stated as a percent of net assets.

Investment Abbreviations:

SDR - Special Drawing Rights

Currency Abbreviations:

AUD - Australian Dollar

GBP - British Pound

HKD - Hong Kong Dollar

USD - U.S. Dollar

Portfolio of Investments (Note 1)

Forward Investment Grade Fixed-Income Fund

September 30, 2011 (Unaudited)

Principal Amount		Value (Note 1)
AGENCY PASS-THROUGH SECURITIES: 22.12%
Federal National Mortgage Association (FNMA): 22.12%
	FNMA
$ 246,152	2.450%, 05/01/34(a)	$247,912
1,438,312	3.500%, 09/01/25	1,505,019
236,055	3.500%, 11/01/25	247,003
561,689	3.500%, 11/01/25	587,739
34,125	3.500%, 01/01/26	35,707
999,900	3.500%, 01/01/26	1,046,275
1,000,001	3.500%, 01/01/26	1,046,380
674,964	3.500%, 01/01/26	706,268
636,633	3.500%, 01/01/26	666,160
1,000,001	3.500%, 02/01/26	1,046,380
418,222	3.500%, 04/01/26	437,619
3,939,219	3.500%, 02/01/41	4,054,690
162,408	4.000%, 08/01/13	171,468
143,149	4.000%, 04/01/24	151,215
116,551	4.000%, 04/01/24	123,118
768,412	4.000%, 05/01/24	811,710
102,054	4.000%, 06/01/24	107,805
1,550,345	4.000%, 11/01/24	1,633,946
632,672	4.000%, 11/01/24	668,321
123,570	4.000%, 02/01/25	130,610
234,586	4.000%, 03/01/25	247,951
1,887,698	4.000%, 07/01/25	1,995,243
132,186	4.000%, 07/01/25	139,717
126,577	4.000%, 08/01/25	133,789
109,021	4.000%, 01/01/26	115,233
352,953	4.000%, 04/01/26	373,061
687,324	4.000%, 05/01/26	726,482

299,021	4.000%, 05/01/26	316,056
634,240	4.000%, 05/01/26	670,374
972,046	4.000%, 07/01/26	1,027,425
1,939,613	4.000%, 12/01/40	2,037,381
488,610	4.000%, 12/01/40	513,239
974,243	4.000%, 01/01/41	1,023,350
318,210	6.000%, 03/01/33	349,038
	Total Agency Pass-Through Securities (Cost $24,358,358)	25,093,684

ASSET-BACKED SECURITIES: 1.14%
	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class X1
80,062,152	0.369%, 11/11/41(a)(b)(c)	1,090,206
	Chec Loan Trust
71,715	3.735%, 07/25/34(a)(b)	7,542
	Falcon Franchise Loan Llc, Series 2003-1, Class A1
143,817	4.856%, 01/05/25(b)	140,119
	Home Equity Mortgage Trust, Series 2006-2, Class 1A1
193,922	5.367%, 07/25/36	57,667
	Total Asset-Backed Securities (Cost $1,525,299)	1,295,534

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.84%
	Banc of America Large Loan, Inc., Series 2005-MIB1
1,000,000	3.229%, 03/15/22(a)(b)	565,048
	Capco America Securitization Corp., Series 1998-D7, Class PS1
254,860	1.928%, 10/15/30(a)(b)(c)	129
	Collateralized Mortgage Securities Corp., Series I, Class 3
6,903	9.450%, 02/01/17	7,807
	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A6
809,063	6.000%, 05/25/36	478,874
	Entertainment Properties Trust, Series 2003-EPR, Class C
611,000	6.223%, 02/15/18(b)	553,789
	FHLMC, Series 2887, Class JD
374,946	4.500%, 03/15/19	398,138
	FHLMC, Series 3300, Class AB
256,254	6.000%, 02/15/34	264,684
	FNMA, Series 1998-M4, Class N
6,610	1.041%, 02/25/35(a)(c)(d)	1

	FNMA, Series 2006-46, Class PE
2,271,000	5.500%, 11/25/32	2,366,028
	FNMA, Series 2007-5, Class PB
223,711	6.000%, 07/25/33	229,307
	GNMA, Series 2002-28, Class IO
8,448,937	0.359%, 01/16/42(a)(c)(d)	68,132
	GNMA, Series 2003-64, Class XA
7,237,466	0.108%, 08/16/43(a)(c)(d)	60,578
	Harborview Mortgage Loan Trust, Series 2005-4, Class 1A
6,915	1.337%, 06/19/34(a)	5,117
	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A1
239,549	4.475%, 01/15/14	241,244
	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO
54,917	0.900%, 04/25/19(c)(d)	1
	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class X
265,489,401	0.034%, 06/15/38(a)(b)(c)	283,012
	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO
15,083,168	0.713%, 11/15/26(a)(c)(d)	433,671
	Preferred Term Securities XIII, Inc.
665,960	1.920%, 03/24/34(a)(b)(d)	173,150
	Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class X1
24,084,149	0.753%, 11/13/36(a)(b)(c)	32,706
	Washington Mutual, Series 2005-AR18, Class 3A2
1,297,024	5.489%, 01/25/36(a)	467,295
	Total Collateralized Mortgage Obligations (Cost $12,846,523)	6,628,711

CORPORATE BONDS: 25.75%
Banks: 4.77%
	Bank of America Corp., Sr. Unsec. Medium-Term Notes
1,800,000	9.145%, 07/17/28(e)	530,773
	Bank of America Corp., Sr. Unsec. Notes
800,000	5.650%, 05/01/18	761,425
600,000	5.750%, 12/01/17	563,856
	Citigroup, Inc., Sr. Unsec. Notes
1,500,000	6.125%, 11/21/17	1,606,142
	Citigroup, Inc., Unsec. Notes
300,000	8.500%, 05/22/19	363,274
	HSBC Bank Plc, Sr. Unsec. Notes
200,000	0.875%, Perpetual Maturity(a)(f)	103,000

	HSBC Bank USA NA, Sub. Notes
700,000	4.875%, 08/24/20	658,546
	Rabobank Nederland, Gtd. Notes
700,000	4.500%, 01/11/21	759,343
	Royal Bank of Scotland Group Plc, Jr. Sub. Notes
100,000	7.648%, Perpetual Maturity(a)(f)	65,500
		5,411,859
Brokerage: 6.35%
	Goldman Sachs Group, Inc., Sr. Unsec. Notes
900,000	5.950%, 01/18/18	928,711
1,200,000	6.150%, 04/01/18	1,246,448
	Jefferies Group, Inc., Sr. Unsec. Notes
270,000	6.250%, 01/15/36	246,176
	Lehman Brothers Holdings, Inc., Sr. Unsec. Medium-Term Notes
695,000	5.750%, 04/25/11(g)(h)	167,669
1,300,000	6.875%, 05/02/18(g)	323,375
	Morgan Stanley, Sr. Unsec. Medium-Term Notes
800,000	0.546%, 01/09/14(a)	725,643
2,900,000	6.625%, 04/01/18	2,883,569
	Morgan Stanley, Sr. Unsec. Notes
800,000	0.729%, 10/15/15(a)	676,242
		7,197,833
Finance-Other: 5.09%
	NLV Financial Corp., Sr. Notes
250,000	7.500%, 08/15/33(b)	256,695
	Royal Bank of Scotland Plc, Co., Gtd. Notes
3,800,000	5.625%, 08/24/20	3,681,345
	TNK-BP Finance SA, Co., Gtd. Notes
900,000	6.625%, 03/20/17(i)	902,250
	Transneft Via TransCapitalInvest Ltd., Sec. Notes
800,000	8.700%, 08/07/18(i)	929,000
		5,769,290
Financials: 3.35%
	Ally Financial, Inc., Gtd. Notes
100,000	3.751%, 06/20/14(a)	91,345
	American International Group, Inc., Sr. Unsec. Notes
200,000	4.250%, 09/15/14	194,724
	Barclays Bank Plc, Sr. Unsec. Notes
2,600,000	6.750%, 05/22/19	2,816,331
	Barclays Bank Plc, Sr. Unsec. Notes, Series 1
500,000	5.000%, 09/22/16	501,995

	Citigroup, Inc., Sr. Unsec. Notes
200,000	3.953%, 06/15/16	199,863
		3,804,258
Industrial-Energy: 1.80%
	BP Capital Markets Plc, Gtd. Notes
600,000	3.125%, 10/01/15	620,897
400,000	4.500%, 10/01/20	434,671
	Gazprom Via Gaz Capital SA, Sr. Unsec. Notes
900,000	8.146%, 04/11/18(i)	986,400
		2,041,968
Industrial-Other: 0.77%
	Barnett Capital III, Ltd. Gtd. Notes
1,300,000	0.879%, 02/01/27(a)	815,900
	Canal Point II Ltd., Sec. Note, Series AI
1,609,624	0.000%, 06/25/14(d)(j)	59,664
		875,564
Insurance-Life: 0.33%
	International Lease Finance Corp., Sr. Unsec. Medium-Term Notes
400,000	0.596%, 07/13/12(a)	380,849
Non-Captive Consumer: 1.20%
	American Express Credit Co., Sr. Unsec. Medium-Term Notes
1,000,000	5.875%, 05/02/13	1,061,004
	SLM Corp., Sr. Unsec. Medium-Term Notes, Series A
300,000	0.483%, 10/25/11(a)	298,615
		1,359,619
Non-Captive Diversified: 0.73%
	General Electric Capital Corp., Sr. Unsec. Medium-Term Notes
725,000	6.900%, 09/15/15	826,878
Tobacco: 0.94%
	Altria Group, Inc., Gtd. Notes
1,000,000	4.125%, 09/11/15	1,071,829
Utilities: 0.42%
	MP Environmental Funding Llc, Series A1
440,593	4.982%, 07/15/14	471,677
	Total Corporate Bonds (Cost $31,820,465)	29,211,624

FOREIGN GOVERNMENT OBLIGATIONS: 0.93%
	Province of Ontario Canada, Sr. Unsec. Notes
1,000,000	2.700%, 06/16/15	1,052,361
	Total Foreign Government Obligations (Cost $997,624)	1,052,361

MUNICIPAL BONDS: 4.86%
	Buckeye Tobacco Settlement Financing Authority, Sr. Turbo Revenue Bonds, Series A-2
500,000	6.500%, 06/01/47	383,460
	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series A
1,000,000	6.899%, 12/01/40	1,200,800
	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B
800,000	6.899%, 12/01/40	960,640
	Florida State Turnpike Authority, Turnpike Revenue, Build America Bonds
900,000	6.800%, 07/01/39	1,024,479
	Los Angeles California Community College District, General Obligation Unlimited, Build America Bonds
200,000	6.750%, 08/01/49	268,282
	Texas State Transportation Commission, Taxable Revenue Bonds, First Tier, Series B
800,000	5.178%, 04/01/30	944,808
	University of California Regents Medical Center Pooled Revenue, Build America Bonds
600,000	6.548%, 05/15/48	725,232
	Total Municipal Bonds (Cost $4,661,366)	5,507,701

U.S. GOVERNMENT AGENCY SECURITIES: 37.97%
Department of Housing & Urban Development (HUD): 0.08%
	US Department of Housing and Urban Development, Gtd., Series 99-A
84,000	6.330%, 08/01/13	84,515
Small Business Administration-Pass-Through-Agency: 0.69%
	Small Business Administration Participation Certificates, Series 2003-20E, Class 1
726,326	4.640%, 05/01/23	785,487

U.S. Treasury Bonds & Notes: 37.20%
	U.S. Treasury Bonds
1,300,000	2.125%, 08/15/21	1,325,398
2,600,000	2.625%, 08/15/20	2,788,906
600,000	3.125%, 05/15/21	667,126
5,000,000	3.625%, 02/15/21	5,785,155
4,000,000	3.750%, 08/15/41	4,675,624
100,000	4.375%, 02/15/38	128,140
900,000	4.375%, 05/15/41	1,166,486
400,000	7.875%, 02/15/21	611,188
400,000	8.000%, 11/15/21	625,750
200,000	8.750%, 08/15/20	316,234
	U.S. Treasury Inflation Indexed Bonds
1,002,360	0.625%, 07/15/21	1,047,388
940,707	2.125%, 02/15/40	1,199,843
412,648	2.125%, 02/15/41	529,157
	U.S. Treasury Notes
600,000	1.875%, 08/31/17	623,906
3,200,000	1.875%, 09/30/17	3,325,750
10,000,000	2.250%, 07/31/18	10,566,410
300,000	2.375%, 03/31/16	320,672
1,000,000	2.500%, 06/30/17	1,076,406
1,000,000	2.750%, 05/31/17	1,090,391
1,300,000	2.875%, 03/31/18	1,428,578
700,000	3.125%, 01/31/17	776,071
200,000	3.125%, 04/30/17	222,094
400,000	3.375%, 11/15/19	454,219
35,000	3.875%, 10/31/12	36,389
1,200,000	4.000%, 08/15/18	1,408,406
	U.S. Treasury Strip Coupon
36	0.000%, 11/15/17(k)	33
		42,195,720
	Total U.S. Government Agency Securities (Cost $40,610,043)	43,065,722

Par Value
SHORT-TERM SECURITIES: 0.53%
	U.S. Treasury Bills, Discount Notes
$600,000	0.010%, due 02/16/2012(e)	599,926
	Total Short-Term Securities (Cost $599,977)	599,926

SHORT-TERM BANK DEBT INSTRUMENTS: 0.06%
	Brown Brothers Harriman & Co.-Grand Cayman
67,540	0.030%, due 10/03/11	67,540
	Total Short-Term Bank Debt Instruments (Cost $67,540)	67,540
	Total Investments: 99.20% (Cost $117,487,195)	112,522,803
	Net Other Assets and Liabilities: 0.80%	904,420	(l)
	Net Assets: 100.00%	$113,427,223

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2011.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,102,396, representing 2.74% of net assets.

(c)	Interest only security.

(d)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(e)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

(f)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(g)	Security in default on interest payments.

(h)

Security in default on interest payments. The issuer defaulted on the maturity payment, pending the outcome of the bankruptcy filling. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.

(i)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $2,817,650, representing 2.48% of net assets.

(j)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(k)	Principal only security.

(l)	Security, or portion of security, is being held as collateral for futures.

(m)	Less than 0.005%.

Percentages are stated as a percent of net assets.

FORWARD COMMITMENTS

Description	Interest Rate	Maturity Date	Principal Amount	Value
TBA Purchase Commitments at September 30, 2011: 22.92%
(Cost Payable $25,875,273)
FNMA	3.500%	10/13/11	$8,000,000	$8,226,248
FNMA	3.500%	10/18/11	10,000,000	10,446,880
FNMA	3.500%	11/14/11	2,000,000	2,050,312
FNMA	4.000%	10/18/11	5,000,000	5,273,440
				$25,996,880

Description	Interest Rate	Maturity Date	Principal Amount	Value
TBA Sales Commitments at September 30, 2011: -11.09%
(Proceeds Receivable $12,540,781)
FNMA	3.500%	10/13/11	$(2,000,000)	$(2,056,562)
FNMA	4.000%	10/13/11	(3,000,000)	(3,147,189)
FNMA	4.000%	10/18/11	(5,000,000)	(5,273,440)
FNMA	4.000%	11/17/11	(2,000,000)	(2,107,188)
				$(12,584,379)

FUTURES CONTRACTS

At September 30, 2011, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain/Loss
10-Year U.S. Treasury Notes	Long	31	12/21/11	$4,032,908	$(11,806)
90-Day EURO Dollar	Long	38	12/20/11	9,449,650	2,253
				$13,482,558	$(9,553)

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
10/03/07 - 04/10/08	Canal Point II Ltd., Sec. Note, Series AI
	0.000%, 06/25/14(j)	$1,420,506	$59,664	0.05%
02/11/05 - 02/16/05	FNMA, Series 1998-M4, Class N
	1.041%, 02/25/35(a)(c)	557,757	1	0.00	%(m)
07/24/06 - 08/01/06	GNMA, Series 2002-28, Class IO
	0.359%, 01/16/42(a)(c)	946,161	68,132	0.06%
05/17/07	GNMA, Series 2003-64, Class XA
	0.108%, 08/16/43(a)(c)	472,532	60,578	0.05%
03/30/06	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO
	0.900%, 04/25/19(c)	80,392	1	0.00	%(m)
03/29/06	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO
	0.713%, 11/15/26(a)(c)	665,043	433,671	0.38%

10/03/06 - 09/28/11	Preferred Term Securities XIII, Inc.
	1.920%, 03/24/34(a)(b)	655,086	173,150	0.16%
		$4,797,477	$795,197	0.70%

Investment Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HUD - Department of Housing & Urban Development

IO - Interest Only

Jr. - Junior

Sec. - Secured

Sr. - Senior

STRIP - Separate Trading of Registered Interest and Principal of Securities

Sub. - Subordinated

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Large Cap Equity Fund

September 30, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 90.95%
Consumer Discretionary: 10.37%
3,000	Buckle, Inc.	$115,380
13,100	Comcast Corp., Class A	273,790
4,247	McDonald’s Corp.	372,971
6,020	Omnicom Group, Inc.	221,777
12,200	Staples, Inc.	162,260
9,540	Time Warner, Inc.	285,914
		1,432,092
Consumer Staples: 10.43%
11,950	Archer-Daniels-Midland Co.	296,480
4,050	Coca-Cola Co.	273,618
4,800	McCormick & Co., Inc.	221,568
4,891	Procter & Gamble Co.	309,013
6,550	Wal-Mart Stores, Inc.	339,945
		1,440,624
Energy: 11.91%
3,790	Chevron Corp.	350,651
7,530	ConocoPhillips Corp.	476,799
5,670	Exxon Mobil Corp.	411,812
6,590	Royal Dutch Shell Plc, ADR	405,417
		1,644,679
Financials: 12.37%
5,360	American Express Co.	240,664
1,350	BlackRock, Inc.	199,813
5,170	Chubb Corp.	310,148
9,200	Invesco, Ltd.	142,692
6,630	JPMorgan Chase & Co.	199,696
6,564	MetLife, Inc.	183,858
8,710	NYSE Euronext, Inc.	202,420
2,050	Public Storage	228,268
		1,707,559

Health Care: 12.71%
5,080	Abbott Laboratories	259,791
3,790	Becton, Dickinson and Co.	277,883
10,600	Cardinal Health, Inc.	443,928
5,300	Novartis AG, ADR	295,581
20,460	Pfizer, Inc.	361,733
1,700	Techne Corp.	115,617
		1,754,533
Industrials: 11.25%
3,560	3M Co.	255,572
6,650	Emerson Electric Co.	274,712
5,510	General Dynamics Corp.	313,464
2,200	Lockheed Martin Corp.	159,808
2,120	Norfolk Southern Corp.	129,362
3,910	Stanley Black & Decker, Inc.	191,981
7,030	Waste Management, Inc.	228,897
		1,553,796
Information Technology: 18.68%
5,360	Automatic Data Processing, Inc.	252,724
18,010	Intel Corp.	384,154
2,220	International Business Machines Corp.	388,567
7,200	KLA-Tencor Corp.	275,616
6,220	Microchip Technology, Inc.	193,504
15,660	Microsoft Corp.	389,777
5,460	Qualcomm, Inc.	265,520
14,500	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	165,735
9,900	Texas Instruments, Inc.	263,835
		2,579,432
Materials: 1.70%
8,000	Bemis Co., Inc.	234,480
Telecommunication Services: 1.53%
7,430	AT&T, Inc.	211,904
	Total Common Stocks (Cost $12,122,282)	12,559,099

CONVERTIBLE PREFERRED STOCKS: 1.78%
Financials: 1.78%
12,200	FelCor Lodging Trust, Inc., Series A, 1.950%	245,342
	Total Convertible Preferred Stocks (Cost $323,544)	245,342

PREFERRED STOCKS: 1.75%
Financials: 1.75%
14,317	iStar Financial, Inc., Series G, 7.650%	241,241
	Total Preferred Stocks (Cost $223,345)	241,241

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 5.48%
	Brown Brothers Harriman & Co.-Grand Cayman
$756,365	0.030%, due 10/03/11	756,365
	Total Short-Term Bank Debt Instruments (Cost $756,365)	756,365
	Total Investments: 99.96% (Cost $13,425,536)	13,802,047
	Net Other Assets and Liabilities: 0.04%	5,568
	Net Assets: 100.00%	$13,807,615

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR - American Depositary Receipt.

Portfolio of Investments (Note 1)

Forward Real Estate Fund

September 30, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 96.65%
Real Estate Operating/Development: 2.12%
40,277	Forest City Enterprises, Inc., Class A(a)	$429,353
93,876	Thomas Properties Group, Inc.(a)	214,037
		643,390
REITs-Apartments: 12.42%
11,300	American Campus Communities, Inc.	420,473
4,900	AvalonBay Communities, Inc.	558,845
4,600	BRE Properties, Inc.	194,764
6,633	Camden Property Trust	366,540
29,800	Equity Residential	1,545,726
5,600	Home Properties, Inc.	317,856
16,700	UDR, Inc.	369,738
		3,773,942
REITs-Diversified: 10.41%
12,768	American Assets Trust, Inc.	229,186
32,000	Cousins Properties, Inc.	187,200
13,500	Digital Realty Trust, Inc.	744,660
11,726	Lexington Realty Trust	76,688
15,672	Vornado Realty Trust	1,169,445
6,779	Washington REIT	191,032
65,100	Winthrop Realty Trust	565,719
		3,163,930
REITs-Health Care: 16.79%
36,000	HCP, Inc.	1,262,160
24,600	Health Care REIT, Inc.	1,151,280
38,100	OMEGA Healthcare Investors, Inc.	606,933
48,200	Sabra Health Care REIT, Inc.	459,828
25,200	Senior Housing Properties Trust	542,808
21,835	Ventas, Inc.	1,078,649
		5,101,658
REITs-Hotels: 9.63%
30,339	Chatham Lodging Trust	300,963
17,400	Chesapeake Lodging Trust	210,018
44,444	DiamondRock Hospitality Co.	310,664
164,300	FelCor Lodging Trust, Inc.(a)	382,819
86,458	Host Hotels & Resorts, Inc.	945,850
12,093	LaSalle Hotel Properties	232,186
21,919	Summit Hotel Properties, Inc.	154,748
68,746	Sunstone Hotel Investors, Inc.(a)	391,164
		2,928,412
REITs-Office Property: 12.22%
3,692	Alexandria Real Estate Equities, Inc.	226,652
14,015	Boston Properties, Inc.	1,248,736

35,700	CommonWealth REIT	677,229
10,500	Douglas Emmett, Inc.	179,550
29,630	Hudson Pacific Properties, Inc.	344,597
11,300	Kilroy Realty Corp.	353,690
6,000	Mack-Cali Realty Corp.	160,500
8,999	SL Green Realty Corp.	523,292
		3,714,246
REITs-Regional Malls: 12.59%
59,470	General Growth Properties, Inc.	719,587
12,900	Macerich Co.	549,927
23,247	Simon Property Group, Inc.	2,556,705
		3,826,219
REITs-Shopping Centers: 9.97%
4,650	Acadia Realty Trust	86,955
69,000	Excel Trust, Inc.	663,780
6,546	Federal Realty Investment Trust	539,456
45,700	Kimco Realty Corp.	686,872
12,380	Retail Opportunity Investments Corp.	137,170
5,100	Tanger Factory Outlet Centers, Inc.	132,651
5,385	Taubman Centers, Inc.	270,919
24,266	Weingarten Realty Investors, Inc.	513,711
		3,031,514
REITs-Storage: 3.32%
7,300	Public Storage, Inc.	812,855
5,300	Sovran Self Storage, Inc.	197,001
		1,009,856
REITs-Warehouse/Industrial: 7.18%
29,300	First Industrial Realty Trust, Inc.(a)	234,400
10,800	First Potomac Realty Trust	134,676
51,405	ProLogis	1,246,571
55,700	STAG Industrial, Inc.	568,140
		2,183,787
	Total Common Stocks (Cost $25,171,611)	29,376,954

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.26%
	Brown Brothers Harriman & Co.-Grand Cayman
$78,930	0.030%, due 10/03/11	78,930
	Total Short-Term Bank Debt Instruments (Cost $78,930)	78,930
	Total Investments: 96.91% (Cost $25,250,541)	29,455,884
	Net Other Assets and Liabilities: 3.09%	940,373
	Net Assets: 100.00%	$30,396,257

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

REIT - Real Estate Investment Trust

Portfolio of Investments (Note 1)

Forward Real Estate Long/Short Fund

September 30, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 95.62%
Building Residential/Commercial: 0.35%
20,000	Ryland Group, Inc.	$213,000
Hotels & Motels: 0.20%
75,000	Overseas Union Enterprise, Ltd.	123,289
Real Estate Operating/Development: 5.63%
82,030	Forest City Enterprises, Inc., Class A(a)(b)	874,440
81,000	Global Logistic Properties, Ltd.(b)	102,496
102,000	Great Eagle Holdings, Ltd.	222,143
75,000	Hysan Development Co., Ltd.	229,698
5,200	Jones Lang LaSalle, Inc.	269,412
226,000	Soundwill Holdings, Ltd.	213,306
51,000	Sun Hung Kai Properties, Ltd.	592,361
16,000	Terreno Realty Corp.	205,280
307,320	Thomas Properties Group, Inc.(b)	700,690
		3,409,826
REITs-Apartments: 9.12%
7,900	AvalonBay Communities, Inc.(a)	900,995
17,800	Camden Property Trust(a)	983,628
30,900	Equity Residential(a)	1,602,783
5,000	Essex Property Trust, Inc.(a)	600,200
15,000	Home Properties, Inc.(a)	851,400
26,408	UDR, Inc.(a)	584,673
		5,523,679
REITs-Diversified: 9.93%
26,932	American Assets Trust, Inc.	483,429
16,000	Astro Japan Property Group	32,050
56,800	Cousins Properties, Inc.	332,280
23,600	Digital Realty Trust, Inc.(a)	1,301,776
24,474	Lexington Realty Trust	160,060
32,237	Vornado Realty Trust(a)	2,405,526
149,632	Winthrop Realty Trust(a)	1,300,302
		6,015,423
REITs-Health Care: 11.68%
72,400	HCP, Inc.(a)	2,538,343
26,600	Health Care REIT, Inc.(a)	1,244,880
43,700	Omega Healthcare Investors, Inc.(a)	696,141
64,378	Sabra Health Care REIT, Inc.	614,166
21,800	Senior Housing Properties Trust	469,572
30,664	Ventas, Inc.(a)	1,514,802
		7,077,904
REITs-Hotels: 10.42%
67,168	Chatham Lodging Trust(a)	666,307
41,300	Chesapeake Lodging Trust	498,491

102,256	DiamondRock Hospitality Co.(a)	714,769
436,500	FelCor Lodging Trust, Inc.(a)(b)	1,017,045
142,315	Host Hotels & Resorts, Inc.(a)	1,556,927
27,007	LaSalle Hotel Properties(a)	518,534
69,000	Strategic Hotels & Resorts, Inc.(b)	297,390
46,748	Summit Hotel Properties, Inc.	330,041
125,054	Sunstone Hotel Investors, Inc.(b)	711,557
		6,311,061
REITs-Mortgage: 2.88%
204,582	iStar Financial, Inc.(b)	1,190,667
99,000	NorthStar Realty Finance Corp.	326,700
66,166	RAIT Financial Trust	224,303
		1,741,670
REITs-Office Property: 13.93%
12,858	Alexandria Real Estate Equities, Inc.(a)	789,353
29,030	Boston Properties, Inc.(a)	2,586,572
25,800	Brandywine Realty Trust(a)	206,658
36,100	CommonWealth REIT	684,817
20,000	Douglas Emmett, Inc.(a)	342,000
40,000	Government Properties Income Trust	860,400
60,885	Hudson Pacific Properties, Inc.	708,093
25,900	Kilroy Realty Corp.(a)	810,670
13,600	Mack-Cali Realty Corp.	363,800
18,801	SL Green Realty Corp.(a)	1,093,277
		8,445,640
REITs-Regional Malls: 11.40%
55,506	General Growth Properties, Inc.(a)	671,623
35,400	Macerich Co.(a)	1,509,102
42,947	Simon Property Group, Inc.(a)	4,723,311
		6,904,036
REITs-Shopping Centers: 10.83%
10,750	Acadia Realty Trust	201,025
177,400	Excel Trust, Inc.	1,706,589
13,989	Federal Realty Investment Trust(a)	1,152,833
76,200	Kimco Realty Corp.(a)	1,145,286
50,000	Ramco-Gershenson Properties Trust(a)	410,000
25,920	Retail Opportunity Investments Corp.	287,194
10,600	Tanger Factory Outlet Centers, Inc.	275,706
184,700	Westfield Group	1,385,187
		6,563,820
REITs-Storage: 2.50%
13,600	Public Storage(a)	1,514,360
REITs-Warehouse/Industrial: 6.75%
68,500	First Industrial Realty Trust, Inc.(b)	548,000
21,500	First Potomac Realty Trust	268,105
83,147	ProLogis, Inc.(a)	2,016,315
122,900	STAG Industrial, Inc.	1,253,580
		4,086,000
	Total Common Stocks (Cost $54,701,571)	57,929,708

PREFERRED STOCKS: 22.36%
Real Estate Management/Services: 0.32%
	Grubb & Ellis Co.
7,000	12.000%(c)	192,500
REITs-Diversified: 4.66%
	CapLease, Inc.
35,000	Series A, 8.125%(a)	816,550
	Lexington Realty Trust
1,900	Series B, 8.050%	46,550
81,920	Series D, 7.550%(a)	1,961,984
		2,825,084
REITs-Hotels: 8.55%
	Ashford Hospitality Trust, Inc.
80,700	Series D, 8.450%(a)	1,876,274
	FelCor Lodging Trust, Inc.
55,000	Series A, 1.950%(a)	1,106,050
	Hersha Hospitality Trust
52,900	Series A, 8.000%	1,214,584
	Sunstone Hotel Investors, Inc.
43,300	Series A, 8.000%(a)	984,642
		5,181,550
REITs-Mortgage: 0.88%
	iStar Financial, Inc.
31,466	Series G, 7.650%(a)	530,202
REITs-Regional Malls: 5.84%
	CBL & Associates Properties, Inc.
50,000	Series C, 7.750%(a)	1,209,500
25,330	Series D, 7.375%(a)	584,363
	Glimcher Realty Trust
73,800	Series G, 8.125%(a)	1,741,680
		3,535,543
REITs-Shopping Centers: 1.30%
	Kite Realty Group Trust
35,000	Series A, 8.250%(a)	787,500
REITs-Warehouse/Industrial: 0.81%
	First Industrial Realty Trust, Inc.
22,271	Series J, 7.250%	490,185
	Total Preferred Stocks (Cost $11,456,255)	13,542,564

PURCHASED OPTIONS: 0.00%(d)
41	RAIT Financial Trust , Expiration: January 2012 at $6.00 Call	308
	Total Purchased Options (Cost $346)	308

Principal Amount
CONVERTIBLE CORPORATE BONDS: 1.15%
REITs-Mortgage: 1.15%
	NorthStar Realty Finance LP
$875,000	7.500%, 03/15/31(c)		695,625
	Total Convertible Corporate Bonds (Cost $876,891)		695,625

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 0.23%
	Brown Brothers Harriman & Co.-Grand Cayman
3,000	0.030%, due 10/03/11	SGD	2,294
128,881	0.030%, due 10/03/11	HKD	16,550
46,983	0.030%, due 10/03/11	AUD	45,466
	JPMorgan Chase-New York
74,226	0.030%, due 10/03/11	USD	74,226
	Total Short-Term Bank Debt Instruments (Cost $141,906)		138,536
	Total Investments: 119.36% (Cost $67,176,969)		72,306,741
	Net Other Assets and Liabilities: (19.36)%		(11,735,361)
	Net Assets: 100.00%		$60,571,380

(a)

Security, or portion of security, is being held as collateral for short sales, written option contracts or the letter of credit. At period end, the aggregate market value of those securities was $41,434,061.

(b)	Non-income producing security.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $888,125, representing 1.47% of net assets.

(d)	Amount represents less than 0.01%.

Shares
SCHEDULE OF SECURITIES SOLD SHORT
Common Stock
(30,000)	ARMOUR Residential REIT, Inc.	$(204,000)
(30,000)	Colonial Properties Trust	(544,800)
(20,000)	Education Realty Trust, Inc.	(171,800)
(20,000)	Family Dollar Stores, Inc.	(1,017,200)
(20,000)	Hyatt Hotels Corp., Class A	(627,400)
(10,000)	Lender Processing Services, Inc.	(136,900)

(10,000)	Liberty Property Trust	(291,100)
(35,000)	Marriott International, Inc., Class A	(953,400)
(5,000)	Mid-America Apartment Communities, Inc.	(301,100)
(5,000)	Plum Creek Timber Co., Inc.	(173,550)
(5,000)	PS Business Parks, Inc.	(247,700)
(5,000)	Rayonier, Inc.	(183,950)
(20,000)	Realty Income Corp.	(644,800)
(10,000)	Regency Centers Corp.	(353,300)
(15,000)	Starwood Hotels & Resorts Worldwide, Inc.	(582,300)
(25,000)	Wyndham Worldwide Corp.	(712,750)
	Total Securities Sold Short (Proceeds $7,567,920)	$(7,146,050)

Contracts		Value (Note 1)
SCHEDULE OF OPTIONS WRITTEN
(100)	Alexandria Real Estate Equities, Inc., Expires January 2012, Strike Price $75.00 Call	$(17,500)
(100)	Boston Properties, Inc., Expires January 2012, Strike Price $115.00 Call	(14,000)
(100)	Camden Property Trust, Expires November 2011, Strike Price $70.00 Call	(47,000)
(100)	Simon Property Group, Inc., Expires October 2011, Strike Price $125.00 Call	(2,500)
(100)	Simon Property Group, Inc., Expires January 2012, Strike Price $130.00 Call	(25,000)
(100)	Simon Property Group, Inc., Expires January 2012, Strike Price $135.00 Call	(16,400)
	Total Options Written (Proceeds $134,704)	$(122,400)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Currency Abbreviations:

AUD - Australian Dollar

HKD - Hong Kong Dollar

SGD - Singapore Dollar

USD - U.S. Dollar

Portfolio of Investments (Note 1)

Forward Select EM Dividend Fund

September 30, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 79.68%
Argentina: 1.28%
4,100	YPF SA, Sponsored ADR	$140,261
Brazil: 4.91%
16,100	BM&F Bovespa SA	74,239
8,350	Itau Unibanco Holding SA, Preferred ADR	129,592
5,800	Totvs SA	97,322
11,200	Vale SA, Sponsored Preferred ADR	235,200
		536,353
Chile: 1.10%
6,200	Corpbanca SA, ADR	120,528
China: 7.12%
295,000	Agricultural Bank of China, Ltd., Class H(a)	96,322
219,000	China Petroleum & Chemical Corp., Class H(a)	210,614
373,000	Kingsoft Corp., Ltd.(a)	140,973
200,000	Lenovo Group, Ltd.(a)	133,729
32,800	Sinopharm Group Co., Ltd., Class H(a)	86,388
379,500	Zijin Mining Group Co., Ltd., Class H(a)	110,199
		778,225
Columbia: 1.38%
2,700	BanColombia SA, Sponsored ADR	150,390
Estonia: 1.50%
46,700	Silvano Fashion Group AS, Class A(a)	163,787
Hong Kong: 6.05%
4,800	China Mobile, Ltd., Sponsored ADR	233,808
192,000	First Pacific Co., Ltd.(a)	169,463
324,000	Guangdong Investment, Ltd.(a)	201,371
21,000	Kingboard Chemical Holdings, Ltd.(a)	56,566
		661,208
India: 0.20%
1,500	Bajaj Holdings and Investment, Ltd., Sponsored GDR	22,034
Indonesia: 9.50%
683,000	PT AKR Corporindo Tbk(a)	184,311
1,340,300	PT Astra Graphia Tbk(a)	149,314
156,000	PT Bank Mandiri Tbk(a)	110,291
871,200	PT BW Plantation Tbk(a)	104,346

245,000	PT Kalbe Farma Tbk(a)	89,699
105,400	PT Tambang Batubara Bukit Asam Tbk(a)	199,161
6,100	PT Telekomunikasi Indonesia Tbk, Sponsored ADR	201,726
		1,038,848
Italy: 1.28%
12,400	Danieli & Compagnia Officine Meccaniche SpA(a)	139,774
Malaysia: 6.90%
59,300	Boustead Holdings Bhd(a)	93,071
161,700	Eng Kah Corp. Bhd	149,924
186,600	Genting Malaysia Bhd(a)	203,071
60,700	Hartalega Holdings Bhd(a)	103,936
40,000	Malayan Banking Bhd(a)	99,681
304,600	Masterskill Education Group Bhd(a)	104,275
		753,958
Mexico: 2.73%
3,100	Fomento Economico Mexicano SAB de CV, Sponsored ADR	200,942
53,000	Grupo Bimbo SAB de CV, Series A	97,834
		298,776
Philippines: 1.33%
335,000	Manila Water Co.(a)	145,026
Poland: 0.65%
7,200	Powszechna Kasa Oszczednosci Bank Polski SA(a)	70,944
Russia: 1.56%
3,400	Lukoil OAO, Sponsored ADR	170,646
Singapore: 2.01%
5,600	China Yuchai International, Ltd.	81,648
16,000	Singapore Airlines, Ltd.(a)	138,527
		220,175
South Africa: 4.63%
3,400	Kumba Iron Ore, Ltd.(a)	178,519
7,500	MTN Group, Ltd.(a)	122,525
13,200	Reunert, Ltd.(a)	95,595
6,400	Santam, Ltd.	109,381
		506,020
South Korea: 2.99%
14,700	JNK Heaters Co., Ltd.(a)	232,835
24,600	Tae-Yang, Inc. Co., Ltd.(a)	93,874
		326,709
Taiwan: 7.00%
363,550	China Development Financial Holding Corp.(a)	108,003
182,235	Chinatrust Financial Holding Co., Ltd.(a)	106,671
165,000	Formosan Rubber Group, Inc.(a)	112,093
4,200	HTC Corp.(a)	92,219
282,000	Inventec Co., Ltd.(a)	101,771

68,000	Quanta Computer, Inc.(a)	130,264
2,400	Sino-American Silicon Products, Inc.(a)	3,966
9,600	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	109,728
		764,715
Thailand: 8.64%
192,400	Bangkok Expressway Pcl(a)	101,957
125,000	Charoen Pokphand Foods Pcl, Non-Voting Depository Receipt(a)	106,823
142,000	Hana Microelectronic Pcl(a)	76,915
44,700	PTT Exploration & Production Pcl(a)	199,485
60,700	Robinson Department Store Pcl(a)	65,395
30,000	Siam Commercial Bank Pcl, Non-Voting Depository Receipt(a)	101,473
100,000	SNC Former Pcl, Non-Voting Depository Receipt(a)	61,063
310,000	Supalai Public Co., Ltd.(a)	129,655
874,600	SVI Pcl(a)	101,660
		944,426
Turkey: 6.92%
40,800	Anadolu Hayat Emeklilik AS(a)	64,862
22,000	Aselsan Elektronik Sanayi Ve Ticaret AS(a)	86,238
27,000	Aygaz AS(a)	139,084
17,300	Pinar SUT Mamulleri Sanayii AS(a)	135,273
12,600	Turk Traktor ve Ziraat Makineleri AS(a)	240,213
23,300	Turkiye Garanti Bankasi AS(a)	90,166
		755,836
	Total Common Stocks (Cost $10,930,408)	8,708,639

PARTICIPATION NOTES: 0.69%
India: 0.69%
1,900	Hero Motocorp, Ltd. (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 12/10/14(b)	75,331
	Total Participation Notes (Cost $83,570)	75,331

PREFERRED STOCKS: 2.13%
Brazil: 1.09%
3,900	Companhia de Bebidas das Americas, Preferred ADR	119,535
South Korea: 1.04%
2,100	Hyundai Motor Co., Ltd., Preferred Shares(a)	113,222
	Total Preferred Stocks (Cost $274,591)	232,757

RIGHTS: 0.00%(c)
Taiwan: 0.00%(c)
1,787	Sino-American Silicon Products, Inc., Rights, Strike Price 47 TWD, (expiring 10/07/11)(b)		0
	Total Rights (Cost $0)		0

Principal Amount
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.29%
	FHLMC, Series 3864, REMICS
$2,179,960	4.000%, 05/15/26		141,338
	Total Collateralized Mortgage Obligations (Cost $149,844)		141,338

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 13.32%
	Brown Brothers Harriman & Co.-Grand Cayman
1,389,334	0.030%, due 10/03/11	USD	1,389,334
	JPMorgan Chase-New York
49,548	0.030%, due 10/03/11	EUR	66,381
	Total Short-Term Bank Debt Instruments (Cost $1,457,681)		1,455,715
	Total Investments: 97.11% (Cost $12,896,094)		10,613,780
	Net Other Assets and Liabilities: 2.89%		316,101	(d)
	Net Assets: 100.00%		$10,929,881

(a)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(b)	Non-income producing security.

(c)	Less than 0.005%.

(d)	Includes cash which is being held as collateral for futures contracts.

Percentages are stated as a percent of net assets.

FUTURES CONTRACTS

At September 30, 2011, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
MSCI® Emerging Markets E-Mini Future	Long	29	12/19/11	$1,218,435	$(183,565)
				$1,218,435	$(183,565)

Investment Abbreviations:

ADR - American Depositary Receipt.

FHLMC - Federal Home Loan Mortgage Corporation

GDR - Global Depositary Receipt.

MSCI - Morgan Stanley Capital International

REMICS - Real Estate Mortgage Investment Conduits

Currency Abbreviations:

EUR - Euro

TWD - Taiwan Dollar

USD - U.S. Dollar

Portfolio of Investments (Note 1)

Forward Select Income Fund

September 30, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 9.26%
Medical-Nursing Homes: 0.05%
220,000	Sun Healthcare Group, Inc.(a)	$594,000
REITs-Diversified: 0.60%
30,418	Liberty Property Trust	885,468
690,000	Winthrop Realty Trust(b)	5,996,100
		6,881,568
REITs-Health Care: 2.48%
500,000	Healthcare Realty Trust, Inc.(b)	8,425,000
267,700	Omega Healthcare Investors, Inc.(b)	4,264,461
1,650,001	Sabra Health Care REIT, Inc.(b)	15,741,010
		28,430,471
REITs-Hotels: 1.91%
825,000	Chatham Lodging Trust(b)	8,184,000
600,000	RLJ Lodging Trust(b)	7,662,000
850,500	Summit Hotel Properties, Inc.(b)	6,004,530
		21,850,530
REITs-Office Property: 1.86%
915,060	CommonWealth REIT(b)	17,358,688
150,000	Mack-Cali Realty Corp.	4,012,500
		21,371,188
REITs-Shopping Centers: 1.20%
1,045,000	Excel Trust, Inc.(b)	10,052,900
450,000	Ramco-Gershenson Properties Trust(b)	3,690,000
		13,742,900
REITs-Warehouse/Industrial: 1.16%
1,300,000	STAG Industrial, Inc.(b)	13,260,000
	Total Common Stocks (Cost $140,424,290)	106,130,657

CONVERTIBLE PREFERRED STOCKS: 2.07%
REITs-Hotels: 2.07%
	FelCor Lodging Trust, Inc.
1,177,888	Series A, 1.950%(b)	23,687,328
	Total Convertible Preferred Stocks (Cost $28,412,974)	23,687,328

PREFERRED STOCKS: 103.54%
Hotels & Motels: 0.04%
	Red Lion Hotels Capital Trust
16,991	9.500%	424,945
Real Estate Management/Services: 0.53%
	Grubb & Ellis Co.
221,146	12.000%(b)(c)	6,081,515
Real Estate Operating/Development: 1.36%
	Forest City Enterprises, Inc.
724,723	7.375%(b)	15,581,545
REITs-Apartments: 8.34%
	Apartment Investment & Management Co.
300,000	Series T, 8.000%(b)	7,584,000
1,889,913	Series U, 7.750%(b)	46,832,044
202,308	Series Y, 7.875%(b)	5,037,469
	Equity Residential
361,200	Series K, 8.290%(b)	23,399,006
	Essex Property Trust, Inc.
277,795	Series H, 7.125%	7,042,103
	UMH Properties, Inc.
230,000	Series A, 8.250%(b)	5,770,700
		95,665,322
REITs-Diversified: 14.65%
	CapLease, Inc.
698,000	Series A, 8.125%(b)	16,284,340
	Cousins Properties, Inc.
14,400	Series A, 7.750%	355,392
332,989	Series B, 7.500%(b)	8,055,004
	Duke Realty Corp.
455,300	Series L, 6.600%(b)	10,981,836
	DuPont Fabros Technology, Inc.
847,000	Series A, 7.875%(b)	21,657,789
220,000	Series B, 7.625%(b)	5,513,200
	Entertainment Properties Trust
123,700	Series C, 5.750%(b)	2,310,716
154,744	Series D, 7.375%(b)	3,737,068
644,101	Series E, 9.000%(b)	16,972,061
	Lexington Realty Trust
654,530	Series B, 8.050%(b)	16,035,985
303,428	Series C, 6.500%(b)	12,472,408
626,081	Series D, 7.550%(b)	14,994,640
	PS Business Parks, Inc.
529,300	Series P, 6.700%(b)	13,147,812
194,616	Series R, 6.875%(b)	4,894,592
	Vornado Realty LP
751,330	7.875%(b)	20,135,644
	Vornado Realty Trust
15,510	Series E, 7.000%(b)	390,232
		167,938,719

REITs-Health Care: 3.95%
	Cogdell Spencer, Inc.
548,000	Series A, 8.500%(b)	12,902,660
	HCP, Inc.
10,400	Series E, 7.250%(b)	262,184
764,174	Series F, 7.100%(b)	19,325,961
	Health Care REIT, Inc.
7,450	Series D, 7.875%(b)	190,124
493,410	Series F, 7.625%(b)	12,596,757
		45,277,686
REITs-Hotels: 18.04%
	Ashford Hospitality Trust, Inc.
210,600	Series A, 8.550%(b)	5,094,414
1,402,300	Series D, 8.450%(b)	32,603,474
587,000	Series E, 9.000%(b)	14,134,960
	Eagle Hospitality Properties Trust, Inc.
641,300	Series A, 8.250%(a)(b)	1,803,656
	FelCor Lodging Trust, Inc.
1,252,783	Series C, 8.000%(b)	25,682,052
	Hersha Hospitality Trust
493,433	Series A, 8.000%(b)	11,329,222
622,200	Series B, 8.000%(b)	13,899,948
	Hospitality Properties Trust
23,002	Series B, 8.875%	589,886
652,147	Series C, 7.000%(b)	15,984,123
	LaSalle Hotel Properties
62,990	Series D, 7.500%(b)	1,515,224
550,900	Series E, 8.000%(b)	13,816,572
661,018	Series G, 7.250%(b)	16,016,466
120,000	Series H, 7.500%	2,942,400
	Pebblebrook Hotel Trust
344,200	Series A, 7.875%(b)	8,477,646
120,000	Series B, 8.000%	2,978,400
	Sunstone Hotel Investors, Inc.
1,349,097	Series A, 8.000%(b)	30,678,466
442,500	Series D, 8.000%(b)	9,438,525
		206,985,434
REITs-Manufactured Homes: 0.87%
	Equity Lifestyle Properties, Inc.
400,000	Series A, 8.034%(b)	9,992,000
REITs-Mortgage: 5.58%
	iStar Financial, Inc.
490,611	Series D, 8.000%(b)	8,777,031
828,429	Series E, 7.875%(b)	14,215,842
354,666	Series F, 7.800%(b)	6,061,242
697,897	Series G, 7.650%(b)	11,759,564
516,552	Series I, 7.500%(b)	8,311,322
	NorthStar Realty Finance Corp.
143,966	Series A, 8.750%(b)	2,954,182
603,433	Series B, 8.250%(b)	11,911,767
		63,990,950

REITs-Office Property: 14.12%
	Alexandria Real Estate Equities, Inc.
129,992	Series C, 8.375%(b)	3,327,795
102,798	Series D, 7.000%(b)	2,492,852
	BioMed Realty Trust, Inc.
151,251	Series A, 7.375%	3,760,100
	Brandywine Realty Trust
274,150	Series C, 7.500%(b)	6,787,954
123,053	Series D, 7.375%(b)	3,033,256
	CommonWealth REIT
24,500	7.500%	533,120
300,000	Series C, 7.125%(b)	7,134,000
591,555	Series D, 6.500%(b)	12,073,638
355,000	Series E, 7.250%(b)	8,676,200
	Corporate Office Properties Trust
631,950	Series G, 8.000%(b)	15,849,306
15,300	Series H, 7.500%(b)	383,112
96,846	Series J, 7.625%(b)	2,414,371
	Highwoods Properties, Inc.
2,576	Series A, 8.625%	2,616,894
	Hudson Pacific Properties, Inc.
556,200	Series B, 8.375%(b)	14,689,242
	Kilroy Realty Corp.
355,000	Series E, 7.800%(b)	8,906,950
516,649	Series F, 7.500%(b)	12,911,059
	Parkway Properties, Inc.
965,500	Series D, 8.000%(b)	23,896,125
	SL Green Realty Corp.
1,197,129	Series C, 7.625%(b)	29,449,373
119,031	Series D, 7.875%(b)	2,985,297
		161,920,644
REITs-Regional Malls: 9.61%
	CBL & Associates Properties, Inc.
310,330	Series C, 7.750%(b)	7,506,883
1,738,779	Series D, 7.375%(b)	40,113,632
	Glimcher Realty Trust
693,693	Series F, 8.750%(b)	17,016,289
1,679,908	Series G, 8.125%(b)	39,645,829
	Simon Property Group, Inc.
15,000	Series J, 8.375%(b)	1,008,600
	Taubman Centers, Inc.
195,966	Series H, 7.625%(b)	4,938,343
		110,229,576
REITs-Shopping Centers: 17.74%
	Cedar Shopping Centers, Inc.
754,323	Series A, 8.875%(b)	17,839,739
	DDR Corp.
850,000	Series H, 7.375%(b)	19,992,000
427,700	Series I, 7.500%(b)	10,166,429
	Excel Trust, Inc.
400,000	Series A, 7.000%(b)(c)	8,712,480
	Inland Real Estate Corp.
280,000	Series A, 8.125%(a)	7,000,000

	Kimco Realty Corp.
9,100	Series F, 6.650%(b)	228,410
992,147	Series G, 7.750%(b)	25,398,963
	Kite Realty Group Trust
205,000	Series A, 8.250%(b)	4,612,500
	Ramco-Gershenson Properties Trust
200,000	Series D, 7.250%(b)	7,674,000
	Regency Centers Corp.
10,285	Series C, 7.450%(b)	259,182
230,555	Series D, 7.250%(b)	5,786,931
	Saul Centers, Inc.
631,428	Series A, 8.000%(b)	16,322,414
695,013	Series B, 9.000%(b)	18,772,301
	Urstadt Biddle Properties, Inc.
80,000	Series C, 8.500%(b)	8,381,200
481,400	Series D, 7.500%(b)	12,097,582
	Weingarten Realty Investors
250,000	Senior Notes, 8.100%(b)	5,537,500
1,450,000	Series F, 6.500%(b)	34,611,499
		203,393,130
REITs-Single Tenant: 0.20%
	National Retail Properties, Inc.
92,450	Series C, 7.375%(b)	2,315,873
REITs-Warehouse/Industrial: 8.51%
	First Industrial Realty Trust, Inc.
13,600	Series F, 6.236%	11,751,250
	First Potomac Realty Trust
301,300	Series A, 7.750%	7,291,460
	Monmouth Real Estate Investment Corp.
432,050	Series A, 7.625%(b)	10,697,558
	ProLogis, Inc.
239,400	Series M, 6.750%(b)	5,692,932
323,069	Series O, 7.000%(b)	7,882,884
469,707	Series P, 6.850%(b)	11,263,574
446,380	Series Q, 8.540%(b)	25,904,011
435,165	Series R, 6.750%(b)	10,261,191
302,803	Series S, 6.750%(b)	6,858,488
		97,603,348
	Total Preferred Stocks (Cost $1,092,843,164)	1,187,400,687

Principal Amount
CORPORATE BONDS: 9.97%
Real Estate Management/Services: 1.48%
	BR Malls International Finance, Ltd., Gtd. Notes
$16,480,000	8.500%, Perpetual Maturity(b)(c)(d)	16,974,400
Real Estate Operating/Development: 0.96%
	Forest City Enterprises, Inc., Sr. Unsec. Notes
7,143,000	6.500%, 02/01/17(b)	6,607,275
4,585,000	7.625%, 06/01/15(b)	4,424,525
		11,031,800

REITs-Diversified: 2.17%
	DuPont Fabros Technology LP, Gtd. Notes
11,500,000	8.500%, 12/15/17(b)	11,960,000
	Entertainment Properties Trust, Gtd. Notes
12,000,000	7.750%, 07/15/20(b)	12,900,000
		24,860,000
REITs-Health Care: 0.55%
	Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes
1,750,000	7.750%, 02/15/19(b)	1,658,125
	Sabra Health/Capital Corp., Gtd. Notes
5,000,000	8.125%, 11/01/18(b)(c)	4,675,000
		6,333,125
REITs-Warehouse/Industrial: 2.37%
	First Industrial LP, Sr. Unsec. Notes
1,750,000	7.500%, 12/01/17(b)	1,688,323
8,000,000	5.950%, 05/05/17(b)	7,371,648
19,019,000	7.600%, 07/15/28(b)	18,089,541
		27,149,512
Retail-Toy Store: 2.44%
	Toys R Us Property Co., I Llc, Gtd. Notes
26,355,000	10.750%, 07/15/17(b)	28,002,188
	Total Corporate Bonds (Cost $110,397,400)	114,351,025

CONVERTIBLE CORPORATE BONDS: 2.59%
REITs-Mortgage: 2.59%
	NorthStar Realty Finance LP
19,125,000	7.500%, 03/15/31(b)(c)	15,204,375
	NRFC NNN Holdings Llc
14,040,000	11.500%, 06/15/13(b)(c)	14,513,850
		29,718,225
	Total Convertible Corporate Bonds (Cost $32,927,147)	29,718,225

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.01%
	Brown Brothers Harriman & Co.-Grand Cayman
$100,000	0.030%, due 10/03/11	100,000
	Total Short-Term Bank Debt Instruments (Cost $100,000)	100,000
	Total Investments: 127.44% (Cost $1,405,104,975)	1,461,387,922
	Net Other Assets and Liabilities: (27.44)%	(314,671,545)
	Net Assets: 100.00%	$1,146,716,377

(a)	Non-income producing security.

(b)

Securities or portion of securities are being held as collateral for the letter of credit. At period end, the aggregate market value of those securities was $1,050,444,629, representing 91.60% of net assets.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $66,161,620, representing 5.77% of net assets.

(d)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Gtd. - Guaranteed

REIT - Real Estate Investment Trust

Sr. - Senior

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Small Cap Equity Fund

September 30, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 50.63%
Consumer Discretionary: 3.13%
23,900	Dana Holding Corp.(a)	$250,950
25,000	Finish Line, Inc., Class A	499,750
10,000	Oxford Industries, Inc.	343,000
76,000	Saks, Inc.(a)	665,000
10,000	Warnaco Group, Inc., Class A(a)	460,900
		2,219,600
Consumer Staples: 2.88%
14,000	Elizabeth Arden, Inc.(a)	398,160
10,000	National Beverage Corp.	151,600
325,000	Star Scientific, Inc.(a)	750,750
20,000	United Natural Foods, Inc.(a)	740,800
		2,041,310
Energy: 3.56%
28,700	Brigham Exploration Co.(a)	724,962
10,000	C&J Energy Services, Inc.(a)	164,400
2,500	Carrizo Oil & Gas, Inc.(a)	53,875
81,100	Key Energy Services, Inc.(a)	769,639
4,900	Rosetta Resources, Inc.(a)	167,678
26,600	Swift Energy Co.(a)	647,444
		2,527,998
Financials: 8.91%
26,900	Altisource Portfolio Solutions SA(a)	951,991
10,000	Evercore Partners, Inc., Class A	228,000
25,000	FXCM, Inc., Class A	350,500
26,691	International Bancshares Corp.	350,987
26,050	MB Financial, Inc.	383,456
80,000	RAIT Financial Trust	271,200
17,900	Stifel Financial Corp.(a)	475,424
100,000	Strategic Hotels & Resorts, Inc.(a)	431,000
150,000	Sunstone Hotel Investors, Inc.(a)	853,500
17,524	SVB Financial Group(a)	648,388
30,000	Texas Capital Bancshares, Inc.(a)	685,500
12,500	World Acceptance Corp.(a)	699,375
		6,329,321

Health Care: 5.70%
10,000	Endologix, Inc.(a)	100,400
10,000	Greatbatch, Inc.(a)	200,100
20,000	Healthspring, Inc.(a)	729,200
422,000	K-V Pharmaceutical Co., Class A(a)	569,700
40,000	Merge Healthcare, Inc.(a)	243,600
20,000	Myriad Genetics, Inc.(a)	374,800
22,700	Owens & Minor, Inc.	646,496
5,000	Quality Systems, Inc.	485,000
5,500	Questcor Pharmaceuticals, Inc.(a)	149,930
10,000	Salix Pharmaceuticals, Ltd.(a)	296,000
65,000	Sciclone Pharmaceuticals, Inc.(a)	247,650
		4,042,876
Industrials: 6.98%
9,000	Acacia Research Corp.(a)	323,910
41,300	Actuant Corp., Class A	815,675
27,153	Commercial Vehicle Group, Inc.(a)	178,395
17,500	Hexcel Corp.(a)	387,800
62,083	LMI Aerospace, Inc.(a)	1,059,136
10,000	Northwest Pipe Co.(a)	202,900
75,000	Steelcase, Inc., Class A	473,250
54,750	Titan International, Inc.	821,250
28,000	Titan Machinery, Inc.(a)	501,200
2,500	Valmont Industries, Inc.	194,850
		4,958,366
Information Technology: 10.70%
15,000	Acme Packet, Inc.(a)	638,850
6,200	Anixter International, Inc.	294,128
10,000	BroadSoft, Inc.(a)	303,500
15,000	Cirrus Logic, Inc.(a)	221,100
16,000	Cognex Corp.	433,760
25,000	FEI Co.(a)	748,999
60,000	Finisar Corp.(a)	1,052,400
10,000	Fusion-io, Inc.(a)	190,000
10,000	Heartland Payment Systems, Inc.	197,200
15,000	International Rectifier Corp.(a)	279,300
15,000	Kenexa Corp.(a)	234,600
40,000	Keynote Systems, Inc.	845,200
95,000	Magma Design Automation, Inc.(a)	432,250
20,000	Marchex, Inc., Class B	170,000
30,000	NeoPhotonics Corp.(a)	206,400

11,315	Omnivision Technologies, Inc.(a)	158,863
5,000	SolarWinds, Inc.(a)	110,100
40,000	Spreadtrum Communications, Inc., ADR	718,000
14,800	Synchronoss Technologies, Inc.(a)	368,668
		7,603,318
Materials: 3.79%
37,500	Coeur d’Alene Mines Corp.(a)	804,000
300,000	Golden Star Resources, Ltd.(a)	558,000
60,000	Hecla Mining Co.(a)	321,600
35,750	RTI International Metals, Inc.(a)	833,690
20,000	Stillwater Mining Co.(a)	170,000
		2,687,290
Telecommunication Services: 0.63%
300,000	Level 3 Communications, Inc.(a)	447,000
Utilities: 4.35%
20,000	American States Water Co.	678,600
25,000	Aqua America, Inc.	539,250
28,200	Nicor, Inc.	1,551,282
19,782	York Water Co.	320,073
		3,089,205
	Total Common Stocks (Cost $43,470,552)	35,946,284

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 41.99%
	JPMorgan Chase-New York
$29,805,579	0.030%, due 10/03/11	29,805,579
	Total Short-Term Bank Debt Instruments (Cost $29,805,579)	29,805,579
	Total Investments: 92.62% (Cost $73,276,131)	65,751,863
	Net Other Assets and Liabilities: 7.38%	5,235,397	(b)
	Net Assets: 100.00%	$70,987,260

(a)	Non-income producing security.

(b)	Includes cash which is being held as collateral for futures contracts.

Percentages are stated as a percentage of net assets.

FUTURES CONTRACTS

At September 30, 2011, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
Russell 2000® Mini Index	Long	400	12/19/11	$25,660,000	$(1,792,804)
				$25,660,000	$(1,792,804)

Investment Abbreviations:

ADR - American Depositary Receipt

Portfolio of Investments (Note 1)

Forward Strategic Alternatives Fund

September 30, 2011 (Unaudited)

Shares		Value (Note 1)
EXCHANGE-TRADED FUNDS: 3.33%
50,000	iShares® Dow Jones U.S. Real Estate Index Fund	$2,528,500
	Total Exchange-Traded Funds (Cost $2,542,890)	2,528,500

Principal Amount
AGENCY PASS-THROUGH SECURITIES: 11.26%
Federal Farm Credit Bank (FFCB): 1.32%
	FFCB
$1,000,000	0.229%, 12/16/13(a)	999,717
Federal Home Loan Bank (FHLB): 0.39%
	FHLB
300,000	0.375%, 07/24/12	299,860
Federal Home Loan Mortgage Corp (FHLMC): 3.30%
	FHLMC
1,250,000	0.191%, 03/21/13(a)	1,250,236
10,339	2.000%, 12/01/16(a)	10,484
418,244	2.607%, 09/01/35(a)	433,625
546,744	2.641%, 06/01/32(a)	551,305
108,252	2.762%, 05/01/31(a)	110,223
132,093	2.901%, 05/01/27(a)	133,730
15,707	2.994%, 10/01/32(a)	15,990
		2,505,593
Federal National Mortgage Association (FNMA): 5.54%
	FNMA
169,618	1.452%, 10/01/44(a)	170,232
498,461	1.898%, 07/01/34(a)	520,139
14,231	1.898%, 08/01/35(a)	14,842
878,265	1.936%, 01/01/35(a)	919,730
25,167	1.987%, 03/01/34(a)	26,321
9,702	1.998%, 03/01/34(a)	10,150
773,737	2.045%, 05/01/33(a)	799,668
63,692	2.235%, 10/01/27(a)	66,031
361,372	2.415%, 12/01/33(a)	375,801
72,395	2.463%, 07/01/34(a)	76,141
7,461	2.500%, 11/01/24(a)	7,879
82,894	2.515%, 10/01/32(a)	85,945
78,894	2.535%, 02/01/35(a)	82,953
294,551	2.599%, 04/01/35(a)	311,303

136,535	2.615%, 01/01/30(a)	144,874
94,011	2.848%, 12/01/25(a)	99,831
136,009	2.975%, 04/01/33(a)	136,207
145,774	3.205%, 09/01/31(a)	151,242
143,237	4.320%, 06/01/32(a)	143,289
35,928	6.155%, 09/01/37(a)	39,048
30,578	6.520%, 01/01/37(a)	32,609
		4,214,235
Government National Mortgage Association (GNMA): 0.71%
	GNMA
86,828	2.250%, 05/20/37(a)	90,105
123,269	2.375%, 02/20/23(a)	127,705
145,693	2.625%, 07/20/33(a)	151,295
165,271	2.625%, 07/20/36(a)	171,625
		540,730
	Total Agency Pass-Through Securities (Cost $8,560,665)	8,560,135

ASSET-BACKED SECURITIES: 1.59%
	AmeriCredit Automobile Receivables Trust, Series 2010-B, Class A2
534,592	1.180%, 05/06/12	535,236
	Asset Securitization Corp., Class A4
248,000	7.230%, 02/14/43(a)	261,186
	Brazos Higher Education Authority, Inc., Series 2005-2, Class A9
416,821	0.458%, 12/26/17(a)	414,784
	Total Asset-Backed Securities (Cost $1,217,056)	1,211,206

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.38%
	Citibank Omni Master Trust, Series 2006-A8, Class A8
1,000,000	2.329%, 05/16/16(a)(b)	1,008,669
	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 5A1
762,617	4.623%, 11/25/33(a)	742,745
	GE Equipment Midticket Llc, Series 2009-1, Class A3
59,955	2.340%, 06/17/13	60,224
	JPMorgan Chase Commercial Mortgage Securities Corp., Class A3S
500,000	5.317%, 04/15/13	512,910
	Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A2
989,747	4.960%, 07/12/38	1,004,434
	Total Collateralized Mortgage Obligations (Cost $3,371,765)	3,328,982

CORPORATE BONDS: 14.70%
Communications: 0.40%
	AT&T Corp., Gtd. Notes
300,000	7.300%, 11/15/11	302,149

Energy: 1.33%
	BP Capital Markets Plc, Gtd. Medium-Term Notes
1,000,000	2.750%, 02/27/12	1,008,949
Financials: 10.72%
	American International Group, Inc., Sr. Unsec. Notes
250,000	0.451%, 03/20/12(a)	248,868
	Bank of America Corp., Sr. Unsec. Notes
2,000,000	0.340%, 10/15/12(a)	2,043,380
	Barclays Bank Plc, Sr. Unsec. Notes
1,850,000	0.000%, 09/17/12(b)	1,878,490
	Federal Realty Investment Trust, Sr. Unsec. Notes
1,000,000	5.400%, 12/01/13	1,056,912
	ING Bank NV, Sr. Notes
500,000	1.570%, 10/18/13(a)(b)	490,596
	Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes
1,000,000	0.709%, 01/15/15(a)	835,586
	MetLife Institutional Funding II, Sec. Notes
350,000	1.146%, 04/04/14(a)(b)	349,828
	Pacific Life Global Funding, Bonds
325,000	5.740%, 02/06/16(a)(b)	328,458
	SunTrust Bank, Sub. Notes
1,000,000	0.598%, 08/24/15(a)	913,628
		8,145,746
Health Care: 0.66%
	Eli Lilly & Co., Sr. Unsec. Notes
300,000	3.550%, 03/06/12	303,831
	Quest Diagnostics, Inc., Gtd. Notes
200,000	1.208%, 03/24/14(a)	201,240
		505,071
Technology: 1.59%
	Dell, Inc., Sr. Unsec. Notes
700,000	0.846%, 04/01/14(a)	702,756
	Hewlett-Packard Co., Sr. Unsec. Notes
500,000	2.950%, 08/15/12	507,271
		1,210,027
	Total Corporate Bonds (Cost $11,268,704)	11,171,942

MUNICIPAL BONDS: 2.05%
	City of Pittsburgh Pennsylvania, General Obligation Unlimited, Taxable Pension, Series B
450,000	6.350%, 03/01/13	474,026
	City of Tacoma Washington, General Obligation Ltd.
25,000	5.000%, 12/01/11	25,163
	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III
300,000	1.770%, 10/01/13	301,875
	State of California, Revenue Notes, Series A2
500,000	2.000%, 06/26/12	505,975
	University of California, Taxable, Revenue Bonds, Series AA-1
250,000	0.480%, 07/01/12	250,295
	Total Municipal Bonds (Cost $1,551,467)	1,557,334

STRUCTURED NOTES: 21.34%
	BNP Paribas, Bank Guaranteed Note Links to the BNP Millenium Index
14,500,000	0.106%, 10/12/12(a)	12,164,660
	Svensk Exportkredit AB MTN, Linked to DB Balanced Currency Harvest Index
4,500,000	0.000%, 03/16/12(d)	4,045,050
	Total Structured Notes (Cost $19,000,000)	16,209,710

Par Value
SHORT-TERM SECURITIES: 5.92%
	U.S. Treasury Bills, Discount Notes
$2,000,000	0.070%, due 11/17/11(c)	1,999,817
2,000,000	0.095%, due 02/09/12(c)	1,999,768
	UNCALB, Discount Notes
500,000	0.222%, due 01/09/12(c)	499,685
	Total Short-Term Securities (Cost $4,498,820)	4,499,270

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 35.92%
	JPMorgan Chase-New York
27,297,470	0.030%, due 10/03/11	27,297,470
	Total Short-Term Bank Debt Instruments (Cost $27,297,470)	27,297,470
	Total Investments: 100.49% (Cost $79,308,837)	76,364,549
	Net Other Assets and Liabilities: (0.49)%	(374,799	)(e)
	Net Assets: 100.00%	$75,989,750

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2011.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $4,056,041, representing 5.34% of net assets.

(c)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

(d)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(e)	Includes cash which is being held as collateral for swap contracts.

Percentages are stated as a percent of net assets.

OUTSTANDING TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	Barclays Capital EM Momentum	115 Bps	Total Return	09/30/12	23,250,000	$198,458
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	10/26/11	25,000,000	(63,351)
Credit Suisse	Credit Suisse Volatility Index	45 Bps	Total Return	10/20/12	23,250,000	(61,729)
Credit Suisse	Credit Suisse HS Global Style Rotation Equity Index	75 Bps	Total Return	10/08/12	23,250,000	(330,406)
					94,750,000	$(257,028)

Investment Abbreviations:

Bps - Basis Points

Gtd. - Guaranteed

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Tactical Enhanced Fund

September 30, 2011 (Unaudited)

Contracts		Value (Note 1)
PURCHASED OPTIONS: 0.01%
287	iShares® FTSE China 25 Index Fund, Expiration: November 2011 at $45.00 Call	$861
	Total Purchased Options (Cost $75,481)	861

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 89.77%
	JPMorgan Chase-New York
$23,205,558	0.030%, due 10/03/11	23,205,558
	Total Short-Term Bank Debt Instruments (Cost $23,205,558)	23,205,558
	Total Investments: 89.78% (Cost $23,281,039)	23,206,419
	Net Other Assets and Liabilities: 10.22%	2,642,978
	Net Assets: 100.00%	$25,849,397

Percentages are stated as a percentage of net assets.

Investment Abbreviations:

FTSE - Financial Times Stock Exchange

Portfolio of Investments (Note 1)

Forward Tactical Growth Fund

September 30, 2011 (Unaudited)

Shares		Value (Note 1)
EXCHANGE-TRADED FUNDS: 8.90%
701,500	SPDR® S&P 500® ETF Trust	$79,388,755
	Total Exchange-Traded Funds (Cost $77,656,190)	79,388,755

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 83.88%
	JPMorgan Chase-New York
$348,498,678	0.030%, due 10/03/11	348,498,678
	Wells Fargo Bank & Co.-San Francisco
400,000,000	0.030%, due 10/03/11	400,000,000
	Total Short-Term Bank Debt Instruments (Cost $748,498,678)	748,498,678
	Total Investments: 92.78% (Cost $826,154,868)	827,887,433
	Net Other Assets and Liabilities: 7.22%	64,410,186	(a)
	Net Assets: 100.00%	$892,297,619

(a)	Includes cash which is being held as collateral for futures contracts.

Percentages are stated as a percent of net assets.

FUTURES CONTRACTS

At September 30, 2011, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
S&P 500® E-Mini Future	Short	(1,412)	12/19/11	$(79,495,600)	$4,744,673
				$(79,495,600)	$4,744,673

Investment Abbreviations:

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depository Receipts

Portfolio of Investments (Note 1)

Forward U.S. Government Money Fund

September 30, 2011 (Unaudited)

Principal Amount		Value (Note 1)
FINANCIAL COMPANY COMMERCIAL PAPER: 7.47%
Short-Term Securities: 7.47%
	Bank of Nova Scotia, New York Agency
$25,000,000	0.222%, 11/08/11	$24,994,500
10,000,000	0.288%, 12/12/11	9,994,458
	Total Financial Company Commercial Paper (Cost $34,988,958)	34,988,958

U.S. AGENCY BONDS: 47.64%
Federal Farm Credit Bank (FFCB): 5.34%
	Federal Farm Credit Bank, Variable Rate
25,000,000	0.250%, 10/01/11, 01/12/12(a)	24,998,604
Federal Home Loan Bank (FHLB): 30.75%
	Federal Home Loan Bank
10,000,000	0.330%, 08/08/12	10,000,000
10,000,000	0.350%, 09/18/12	10,000,000
5,000,000	0.400%, 07/27/12	5,000,000
10,000,000	0.400%, 08/15/12	10,000,000
	Federal Home Loan Bank, Variable Rate
20,000,000	0.100%, 10/01/11, 05/01/12(a)	20,000,000
15,000,000	0.130%, 10/01/11, 06/22/12(a)	15,000,000
14,000,000	0.130%, 10/01/11, 07/18/12(a)	13,993,181
25,000,000	0.180%, 10/01/11, 01/24/12(a)	25,000,000
10,000,000	0.186%, 10/06/11, 10/06/11(a)	10,000,115
25,000,000	0.280%, 10/01/11, 10/20/11(a)	25,000,000
		143,993,296
Federal Home Loan Mortgage Corporation (FHLMC): 4.27%
	Federal Home Loan Mortgage Corporation, Variable Rate
20,000,000	0.240%, 10/01/11, 01/09/12(a)	20,004,481

Federal National Mortgage Association (FNMA): 5.13%
	Federal National Mortgage Association
10,000,000	1.080%, 03/30/12	10,040,235
7,425,000	4.875%, 05/18/12	7,636,250
	Federal National Mortgage Association, Variable Rate
4,150,000	0.254%, 10/23/11, 08/23/12(a)	4,152,634
2,195,000	0.260%, 10/17/11, 09/17/12(a)	2,196,714
		24,025,833
U.S. Treasury Bonds & Notes: 2.15%
	United States Treasury Notes
10,000,000	0.750%, 05/31/12	10,034,613
	Total U.S. Agency Bonds (Cost $223,056,827)	223,056,827

REPURCHASE AGREEMENTS: 44.74%
209,500,000	South Street Securities Llc, 0.130%, dated 09/30/11 and maturing 10/03/11 with a repurchase amount of $209,502,270, collateralized by several FHLB Securities with rates ranging from 3.250% to 4.100% and with maturity dates ranging from 10/08/20 to 11/04/30 with a collateral value of $213,698,997.	209,500,000
	Total Repurchase Agreements (Cost $209,500,000)	209,500,000
	Total Investments: 99.85% (Cost $467,545,785)	467,545,785
	Net Other Assets and Liabilities: 0.15%	705,226
	Net Assets: 100.00%	$468,251,011

(a)

Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2011. The first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Aggressive Growth Allocation Fund

September 30, 2011 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 99.95%
789,775	Forward CorePlus Fund - Class Z	66.41%	$17,540,903
57,075	Forward Extended MarketPlus Fund - Class Z	4.61%	1,217,985
197,072	Forward Frontier Strategy Fund - Class Z	7.55%	1,994,372
239,849	Forward International Equity Fund - Class Z	11.90%	3,144,415
99,010	Forward Select EM Dividend Fund - Institutional Class	6.97%	1,839,609
61,851	Forward Strategic Alternatives Fund - Class Z	2.51%	662,420
	Total Affiliated Investment Companies (Cost $29,285,875)		26,399,704

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.11%
	Brown Brothers Harriman & Co.-Grand Cayman
$30,108	0.030%, due 10/03/11		30,108
	Total Short-Term Bank Debt Instruments (Cost $30,108)		30,108
	Total Investments: 100.06% (Cost $29,315,983)		26,429,812
	Net Other Assets and Liabilities: (0.06)%		(16,841)
	Net Assets: 100.00%		$26,412,971

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Balanced Allocation Fund

September 30, 2011 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 99.69%
285,053	Forward Commodity Long/Short Strategy Fund - Class Z	11.17%	$7,876,020
595,337	Forward CorePlus Fund - Class Z	18.75%	13,222,442
173,186	Forward EM Corporate Debt Fund - Institutional Class	2.53%	1,783,811
162,992	Forward Extended MarketPlus Fund - Class Z	4.93%	3,478,248
371,372	Forward Frontier Strategy Fund - Class Z	5.33%	3,758,287
917,061	Forward High Yield Bond Fund - Class Z	12.21%	8,611,199
313,905	Forward International Equity Fund - Class Z	5.83%	4,115,290
1,815,753	Forward Investment Grade Fixed-Income Fund - Class Z	28.90%	20,390,909
85,503	Forward Select EM Dividend Fund - Institutional Class	2.25%	1,588,650
512,835	Forward Strategic Alternatives Fund - Class Z	7.79%	5,492,467
	Total Affiliated Investment Companies (Cost $68,985,771)		70,317,323

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.36%
	Brown Brothers Harriman & Co.-Grand Cayman
$255,836	0.030%, due 10/03/11		255,836
	Total Short-Term Bank Debt Instruments (Cost $255,836)		255,836
	Total Investments: 100.05% (Cost $69,241,607)		70,573,159
	Net Other Assets and Liabilities: (0.05)%		(37,868)
	Net Assets: 100.00%		$70,535,291

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Growth & Income Allocation Fund

September 30, 2011 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 100.56%
293,373	Forward Commodity Long/Short Strategy Fund - Class Z	11.02%	$8,105,886
999,079	Forward CorePlus Fund - Class Z	30.17%	22,189,547
134,400	Forward EM Corporate Debt Fund - Institutional Class	1.88%	1,384,317
187,525	Forward Extended MarketPlus Fund - Class Z	5.44%	4,001,788
375,189	Forward Frontier Strategy Fund - Class Z	5.16%	3,796,913
733,305	Forward High Yield Bond Fund - Class Z	9.36%	6,885,734
328,843	Forward International Equity Fund - Class Z	5.86%	4,311,132
1,546,190	Forward Investment Grade Fixed-Income Fund - Class Z	23.60%	17,363,708
116,281	Forward Select EM Dividend Fund - Institutional Class	2.94%	2,160,506
352,544	Forward Strategic Alternatives Fund - Class Z	5.13%	3,775,741
	Total Affiliated Investment Companies (Cost $76,894,833)		73,975,272
	Total Investments: 100.56% (Cost $76,894,833)		73,975,272
	Net Other Assets and Liabilities: (0.56)%		(409,207)
	Net Assets: 100.00%		$73,566,065

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Growth Allocation Fund

September 30, 2011 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 100.15%
206,949	Forward Commodity Long/Short Strategy Fund - Class Z	8.41%	$5,717,992
1,297,873	Forward CorePlus Fund - Class Z	42.42%	28,825,755
126,296	Forward EM Corporate Debt Fund - Institutional Class	1.91%	1,300,844
152,908	Forward Extended MarketPlus Fund - Class Z	4.80%	3,263,065
338,677	Forward Frontier Strategy Fund - Class Z	5.04%	3,427,409
461,291	Forward High Yield Bond Fund - Class Z	6.37%	4,331,522
602,290	Forward International Equity Fund - Class Z	11.63%	7,896,024
643,381	Forward Investment Grade Fixed-Income Fund - Class Z	10.63%	7,225,172
136,953	Forward Select EM Dividend Fund - Institutional Class	3.74%	2,544,592
330,061	Forward Strategic Alternatives Fund - Class Z	5.20%	3,534,955
	Total Affiliated Investment Companies (Cost $73,761,692)		68,067,330

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.01%
$10,159	Brown Brothers Harriman & Co.-Grand Cayman 0.030%, due 10/03/11		10,159
	Total Short-Term Bank Debt Instruments (Cost $10,159)		10,159
	Total Investments: 100.16% (Cost $73,771,851)		68,077,489
	Net Other Assets and Liabilities: (0.16)%		(110,211)
	Net Assets: 100.00%		$67,967,278

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Income & Growth Allocation Fund

September 30, 2011 (Unaudited)

Shares		Allocation		Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 98.97%
116,880	Forward Commodity Long/Short Strategy Fund - Class Z	5.18%		$3,229,394
373,492	Forward CorePlus Fund - Class Z	13.30%		8,295,257
193,815	Forward EM Corporate Debt Fund - Institutional Class	3.20%		1,996,296
146,997	Forward Frontier Strategy Fund - Class Z	2.38%		1,487,606
790,405	Forward High Yield Bond Fund - Class Z	11.90%		7,421,907
272,121	Forward International Equity Fund - Class Z	5.72%		3,567,512
2,688,741	Forward Investment Grade Fixed-Income Fund - Class Z	48.39%		30,194,565
49,241	Forward Select EM Dividend Fund - Institutional Class	1.47%		914,895
432,491	Forward Strategic Alternatives Fund - Class Z	7.43%		4,631,983
265	Forward U.S. Government Money Fund - Class Z	0.00	%(a)	265
	Total Affiliated Investment Companies (Cost $63,334,150)			61,739,680

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.75%
	Brown Brothers Harriman & Co.-Grand Cayman
$1,088,658	0.030%, due 10/03/11			1,088,658
	Total Short-Term Bank Debt Instruments (Cost $1,088,658)			1,088,658
	Total Investments: 100.72% (Cost $64,422,808)			62,828,338
	Net Other Assets and Liabilities: (0.72)%			(447,385)
	Net Assets: 100.00%			$62,380,953

(a)	Less than 0.005%

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Income Allocation Fund

September 30, 2011 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 99.41%
84,015	Forward EM Corporate Debt Fund - Institutional Class	4.09%	$865,352
273,691	Forward High Yield Bond Fund - Class Z	12.15%	2,569,962
1,567,169	Forward Investment Grade Fixed-Income Fund - Class Z	83.17%	17,599,311
	Total Affiliated Investment Companies (Cost $20,946,981)		21,034,625

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.49%
$103,945	JPMorgan Chase-New York 0.030%, due 10/03/11		103,945
	Total Short-Term Bank Debt Instruments (Cost $103,945)		103,945
	Total Investments: 99.90% (Cost $21,050,926)		21,138,570
	Net Other Assets and Liabilities: 0.10%		20,317
	Net Assets: 100.00%		$21,158,887

Percentages are stated as a percent of net assets.

Forward Funds

Notes to Schedule of Portfolio Investments (Unaudited)

September 30, 2011

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of estimates: The preparation of Portfolio of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Portfolio of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Portfolio of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on September 30, 2011.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market, and that are freely transferable, are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost, which approximates fair value, if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value).

The Funds’ independent pricing services (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

In the event valuation information is not available from independent pricing services for a security held by a Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from an independent pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales: Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term, therefore, they are excluded from the purchase and sales of investments. As of September 30, 2011, the Forward Credit Analysis Long/Short Fund and the Forward Real Estate Long/Short Fund held securities sold short with a market value of $71,947,003 and $7,146,050, respectively. The other Funds held no securities sold short at September 30, 2011.

Structured Notes: The Forward Strategic Alternatives Fund, as part of its investment objective, may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt. The Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structures notes.

In the case of structured notes on credit default swaps, the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credit defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The Forward Strategic Alternatives Fund invested in structured notes to a significant extent. A highly liquid secondary market may not exist for the structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Fund to sell the structured notes they hold at an acceptable price or accurately value such notes.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available.

When-Issued and Delayed-Delivery Transactions: Certain Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

Forward Commitments: Certain Funds may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when-issued,” “delayed-delivery,” “forward commitment,” or “TBA transactions”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Each Fund may enter into to-be-announced (“TBA”) sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an equivalent deliverable security or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar Rolls: Certain Funds may enter into mortgage dollar rolls (principally using TBAs) in which each Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed upon price on a fixed date. Each Fund accounts for such dollar rolls under the purchases and sales method and receives compensation as consideration for entering into the commitment to repurchase. Each Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that each Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Collateralized Debt Obligations: Certain Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest (“interest only” or “IO” class) while the other class will receive the entire principal (“principal only” or “PO” class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of IO and PO stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Repurchase Agreements: Certain Funds may enter into repurchase agreements (agreements to purchase securities—generally securities of the U.S. Government, its agencies or instrumentalities—subject to the seller’s agreement to repurchase them at a specified time and price) with well established dealers or institutions that Forward Management, LLC (“Forward Management”) or the appropriate sub-Advisor has determined to be creditworthy. Repurchase agreements subject the Fund to counterparty risk, meaning the Fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are fully collateralized by cash or U.S. Government securities. It is the Funds’ policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement. As of September 30, 2011, the Forward U.S. Government Money Fund held a repurchase agreement and has disclosed the details in the Portfolio of Investments. The other Funds held no repurchase agreements at September 30, 2011.

Cash Management Transactions: The Funds may subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved, commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: Certain Funds from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. Each Fund receives cash collateral which is invested in the Short-Term Investment Trust Liquid Assets Portfolio Institutional Class. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. This collateral must be valued daily and should the market value of the loaned securities increase the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. As of September 30, 2011, the Forward Emerging Markets Fund, the Forward Growth Fund, the Forward International Equity Fund, and the Forward International Small Companies Fund had securities on loan valued at $1,616,190, $10,445,584, $713,244 and $16,406,628, respectively, and received cash collateral with a value of $1,753,261, $11,143,823, $771,101 and $17,926,953, respectively. The other Funds had no securities on loan at September 30, 2011.

Foreign Securities: Certain Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Real Estate Investment Trusts (“REITs”): Certain Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund when it invests in an MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation and conflicts of interest may exist among unit holders and the general partner of an MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unitholders who are required to report their allocable share of an MLP’s taxable income. An MLP’s distribution to unitholders may exceed the unitholder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in an MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

Portfolio of Investments: The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Forward Banking and Finance Fund
Common Stocks(a)	$31,353,602	—	—	$31,353,602
Short-Term Bank Debt Instruments	—	$535,595	—	535,595

Total Investments	$31,353,602	$535,595	—	$31,889,197

Forward Commodity Long/Short Strategy Fund(b)
Agency Pass-Through Securities(a)	—	$26,141,686	—	$26,141,686
Asset-Backed Securities	—	4,418,188	—	4,418,188
Collateralized Mortgage Obligations	—	4,172,159	—	4,172,159
Corporate Bonds(a)	—	11,927,599	—	11,927,599
Municipal Bonds	—	2,738,567	—	2,738,567
Short-Term Securities	—	6,498,685	—	6,498,685
Short-Term Bank Debt Instruments	—	33,694,014	—	33,694,014

Total Investments	—	$89,590,898	—	$89,590,898

Forward CorePlus Fund
Agency Pass-Through Securities(a)	—	$25,287,911	—	$25,287,911
Asset-Backed Securities	—	15,933,753	—	15,933,753
Collateralized Mortgage Obligations(a)	—	13,369,537	—	13,369,537
Corporate Bonds(a)	—	17,404,908	—	17,404,908
Municipal Bonds	—	8,678,759	—	8,678,759
U.S. Treasury Bonds & Notes	—	9,056,685	—	9,056,685
Short-Term Bank Debt Instruments	—	14,142,435	—	14,142,435

Total Investments	—	$103,873,988	—	$103,873,988

Forward Credit Analysis Long/Short Fund
Preferred Stocks
Diversified Financial Services	$1,796,450			$1,796,450
Electric		$1,506,563		1,506,563
Corporate Bonds(a)	—	15,066,353	—	15,066,353
Municipal Bonds(a)	—	239,121,755	—	239,121,755
U.S. Treasury Bonds & Notes	—	4,675,624	—	4,675,624
Short-Term Bank Debt Instruments	—	38,466,401	—	38,466,401

Total Investments	$1,796,450	$298,836,696	—	$300,633,146

Forward EM Corporate Debt Fund
Foreign Government Obligations(a)	—	$752,070	—	$752,070
Convertible Corporate Bonds(a)	—	855,950	—	855,950
Corporate Bonds(a)	—	16,298,370	—	16,298,370
Short-Term Bank Debt Instruments	—	1,352,982	—	1,352,982

Total Investments	—	$19,259,372	—	$19,259,372

Forward Emerging Markets Fund
Common Stocks
Argentina	$482,600	—	—	$482,600
Brazil	8,557,816	—	—	8,557,816
Chile	673,497	—	—	673,497
China	1,231,664	$11,491,482	—	12,723,146
Czech Republic	234,034	364,009	—	598,043
Hong Kong	393,325	290,799	—	684,124
Hungary	—	464,828	—	464,828
India	1,838,755	1,530,232	—	3,368,987
Indonesia	—	3,194,028	—	3,194,028
Ireland	—	125,299	—	125,299
Kazakhstan	—	545,079	—	545,079
Malaysia	—	1,659,072	—	1,659,072
Mexico	751,115	—	—	751,115
Peru	689,861	—	—	689,861
Philippines	—	397,293	—	397,293
Russia	445,752	3,506,962	—	3,952,714
South Africa	1,322,941	2,868,635	—	4,191,576
South Korea	466,459	11,418,464	—	11,884,923
Taiwan	—	6,773,601	—	6,773,601
Thailand	—	1,411,667	—	1,411,667
Turkey	—	938,308	—	938,308
Exchange-Traded Funds	300,128	—	—	300,128
Loan Participation Notes(a)	—	334,629	—	334,629
Preferred Stocks
Brazil	1,604,594			1,604,594
Russia	111,568	1,220,706		1,332,274
Short-Term Bank Debt Instruments	—	5,038,806	—	5,038,806
Investments Purchased with Cash Collateral From Securities Loaned	1,753,261	—	—	1,753,261

Total Investments	$20,857,370	$53,573,899	—	$74,431,269

Forward Extended MarketPlus Fund
Agency Pass-Through Securities(a)	—	$15,688,518	—	$15,688,518
Asset-Backed Securities	—	25,275,446	—	25,275,446
Collateralized Mortgage Obligations	—	11,620,941	—	11,620,941
Corporate Bonds(a)	—	23,996,663	—	23,996,663
Municipal Bonds	—	1,861,456	—	1,861,456
U.S. Treasury Bonds & Notes	—	5,012,305	—	5,012,305
Short-Term Securities	—	3,997,388	—	3,997,388
Short-Term Bank Debt Instruments	—	12,945,125	—	12,945,125

Total Investments	—	$100,397,842	—	$100,397,842

Forward Focus Fund
Common Stocks(a)	$7,336,159	—	—	$7,336,159
Short-Term Bank Debt Instruments	—	$72,195	—	72,195

Total Investments	$7,336,159	$72,195	—	$7,408,354

Forward Frontier Strategy Fund
Common Stocks(a)	$9,588,699	—	—	$9,588,699
Exchange-Traded Funds	1,563,385	—	—	1,563,385
Agency Pass-Through Securities(a)	—	$15,151,167	—	15,151,167
Asset-Backed Securities	—	4,737,296	—	4,737,296
Collateralized Mortgage Obligations	—	8,325,722	—	8,325,722
Corporate Bonds(a)	—	12,240,351	—	12,240,351
Municipal Bonds	—	547,049	—	547,049
U.S. Treasury Bonds & Notes	—	5,026,464	—	5,026,464
Short-Term Securities	—	2,499,453	—	2,499,453
Short-Term Bank Debt Instruments	—	17,212,334	—	17,212,334

Total Investments	$11,152,084	$65,739,836	—	$76,891,920

Forward Global Infrastructure Fund
Common Stocks
Australia	—	$6,400,456	—	$6,400,456
Brazil	$6,384,106	—	—	6,384,106
Canada	4,349,599	—	—	4,349,599
Chile	760,950	—	—	760,950
China	74,400	7,096,160	—	7,170,560
France	—	11,198,222	—	11,198,222
Germany	475,887	3,213,334	—	3,689,221
Hong Kong	—	7,224,847	—	7,224,847
Indonesia	—	951,237	—	951,237
Italy	—	4,790,824	—	4,790,824
Japan	—	7,768,826	—	7,768,826
Mexico	621,500	—	—	621,500
Netherlands	529,655	2,457,535	—	2,987,190
Russia	123,000	—	—	123,000
Singapore	—	2,036,235	—	2,036,235
South Korea	467,500	1,447,256	—	1,914,756
Spain	—	922,737	—	922,737
Switzerland	133,425	2,426,461	—	2,559,886
United Kingdom	1,576,770	4,709,793	—	6,286,563
United States	16,861,783	—	—	16,861,783
Preferred Stocks(a)	923,303	—	—	923,303
Short-Term Bank Debt Instruments	—	5,415,137	—	5,415,137

Total Investments	$33,281,878	$68,059,060	—	$101,340,938

Forward Growth Fund
Common Stocks(a)	$94,988,327	—	—	$94,988,327
Warrants	—	$0		0
Short-Term Bank Debt Instruments	—	851,419	—	851,419
Investments Purchased with Cash Collateral From Securities Loaned	11,143,823	—	—	11,143,823

Total Investments	$106,132,150	$851,419	—	$106,983,569

Forward High Yield Bond Fund
Corporate Bonds(a)	—	$106,740,026	—	$106,740,026
Short-Term Bank Debt Instruments	—	406,956	—	406,956

Total Investments	—	$107,146,982	—	$107,146,982

Forward International Dividend Fund
Common Stocks
Australia	—	$96,926	—	$96,926
Austria	—	68,430	—	68,430
Belgium	—	62,057	—	62,057
Brazil	$36,271	—	—	36,271
Canada	120,224	—	—	120,224
China	—	223,961	—	223,961
Estonia	—	89,329	—	89,329
France	302,122	46,624	—	348,746
Hong Kong	81,889	422,163	—	504,052
India	33,785	—	—	33,785
Indonesia	—	409,711	—	409,711
Ireland	228,489	209,554	—	438,043
Italy	—	133,574	—	133,574
Japan	104,130	605,231	—	709,361
Malaysia	—	244,320	—	244,320
Mexico	64,820	—	—	64,820
Netherlands	171,836	—	—	171,836
Pakistan	—	5,934	—	5,934
Philippines	—	77,925	—	77,925
Russia	80,304	—	—	80,304
Scotland	—	144,483	—	144,483
Singapore	117,527	338,463	—	455,990
South Korea	—	271,833	—	271,833
Switzerland	197,375	—	—	197,375
Taiwan	111,020	128,838	—	239,858
Thailand	—	174,033	—	174,033
Turkey	—	356,641	—	356,641
United Kingdom	364,148	112,289	—	476,437
Vietnam	34,650	—	—	34,650
Preferred Stocks(a)	201,450	—	—	201,450
Short-Term Bank Debt Instruments	—	728,093	—	728,093

Total Investments	$2,250,040	$4,950,412	—	$7,200,452

Forward International Equity Fund
Common Stocks
Australia	—	$2,114,146	—	$2,114,146
Belgium	—	47,710	—	47,710
Brazil	$817,769	—	—	817,769
Chile	196,517	—	—	196,517
China	—	1,102,627	—	1,102,627
Denmark	—	839,758	—	839,758
France	—	1,739,014	—	1,739,014
Germany	—	1,421,539	—	1,421,539
Hong Kong	—	875,791	—	875,791
Hungary	—	80,517	—	80,517
India	274,594	108,043	—	382,637
Indonesia	—	376,175	—	376,175
Israel	62,325	—	—	62,325
Italy	—	956,647	—	956,647
Japan	—	5,531,326	—	5,531,326
Malaysia	—	121	—	121
Mexico	310,702	254,959	—	565,661
Netherlands	—	448,182	—	448,182
Norway	—	726,753	—	726,753
Poland	—	83,872	—	83,872
Russia	163,160	312,488	—	475,648
Singapore	—	327,865	—	327,865

South Africa	—	722,190	—	722,190
South Korea	—	1,310,644	—	1,310,644
Spain	274,727	1,265,513	—	1,540,240
Sweden	—	766,636	—	766,636
Switzerland	—	1,118,968	—	1,118,968
Taiwan	431,642	507,932	—	939,574
Thailand	—	440,233	—	440,233
Turkey	195,636	61,542	—	257,178
United Kingdom	—	5,440,789	—	5,440,789
Preferred Stocks(a)	413,708	—	—	413,708
Rights(a)	4,890	—	—	4,890
Short-Term Bank Debt Instruments	—	179,002	—	179,002
Investments Purchased with Cash Collateral From Securities Loaned	771,101	—	—	771,101

Total Investments	$3,916,771	$29,160,982	—	$33,077,753

Forward International Real Estate Fund
Common Stocks
Australia	—	$5,780,564	—	$5,780,564
Canada	$860,948	—	—	860,948
China	—	1,996,091	—	1,996,091
Finland	—	207,594	—	207,594
France	—	2,774,891	—	2,774,891
Germany	257,617	528,001	—	785,618
Hong Kong	—	9,705,029	—	9,705,029
Italy	—	136,860	—	136,860
Japan	—	5,276,873	—	5,276,873
Malaysia	—	447,085	—	447,085
Netherlands	192,455	840,236	—	1,032,691
Norway	—	224,227	—	224,227
Singapore	—	579,113	—	579,113
Turkey	—	3	—	3
United Kingdom	757,051	2,904,270	—	3,661,321
Short-Term Bank Debt Instruments	—	166,962	—	166,962

Total Investments	$2,068,071	$31,567,799	—	$33,635,870

Forward International Small Companies Fund
Common Stocks(a)	—	$380,983,263	—	$380,983,263
Preferred Stocks(a)	—	4,558,368	—	4,558,368
Short-Term Bank Debt Instruments	—	16,113,424	—	16,113,424
Investments Purchased with Cash Collateral From Securities Loaned	$17,926,953	—	—	17,926,953

Total Investments	$17,926,953	$401,655,055	—	$419,582,008

Forward Investment Grade Fixed-Income Fund
Agency Pass-Through Securities(a)	—	$25,093,684	—	$25,093,684
Asset-Backed Securities	—	1,295,534	—	1,295,534
Collateralized Mortgage Obligations	—	6,628,711	—	6,628,711
Corporate Bonds
Industrial-Other	—	815,900	$59,664	875,564
Other(a)	—	28,336,060	—	28,336,060
Foreign Government Obligations	—	1,052,361	—	1,052,361
Municipal Bonds	—	5,507,701	—	5,507,701
U.S. Government Agency Securities(a)	—	43,065,722	—	43,065,722
Short-Term Securities	—	599,926	—	599,926
Short-Term Bank Debt Instruments	—	67,540	—	67,540

Total Investments	—	$112,463,139	$59,664	$112,522,803

Forward Large Cap Equity Fund
Common Stocks(a)	$12,559,099	—	—	$12,559,099
Convertible Preferred Stocks(a)	245,342	—	—	245,342
Preferred Stocks(a)	241,241	—	—	241,241
Short-Term Bank Debt Instruments	—	$756,365	—	756,365

Total Investments	$13,045,682	$756,365	—	$13,802,047

Forward Real Estate Fund
Common Stocks(a)	$29,376,954	—	—	$29,376,954
Short-Term Bank Debt Instruments	—	$78,930	—	78,930

Total Investments	$29,376,954	$78,930	—	$29,455,884

Forward Real Estate Long/Short Fund
Common Stocks(a)	$57,929,708	—	—	$57,929,708
Preferred Stocks
Real Estate Management/Services	—	$192,500	—	192,500
REITs-Diversified	2,008,534	816,550	—	2,825,084
REITs-Hotels	5,181,550	—	—	5,181,550
REITs-Mortgage	530,202	—	—	530,202
REITs-Regional Malls	3,535,543	—	—	3,535,543
REITs-Shopping Centers	787,500	—	—	787,500
REITs-Warehouse/Industrial	490,185	—	—	490,185
Purchased Options	308	—	—	308
Convertible Corporate Bonds(a)	—	695,625	—	695,625
Short-Term Bank Debt Instruments	—	138,536	—	138,536

Total Investments	$70,463,530	$1,843,211	—	$72,306,741

Forward Select EM Dividend Fund
Common Stocks
Argentina	$140,261	—	—	$140,261
Brazil	655,888	—	—	655,888
Chile	120,528	—	—	120,528
China	—	$778,225	—	778,225
Columbia	150,390	—	—	150,390
Estonia	—	163,787	—	163,787
Hong Kong	233,808	427,400	—	661,208
India	22,034	—	—	22,034
Indonesia	201,726	837,122	—	1,038,848
Italy	—	139,774	—	139,774
Malaysia	149,924	604,034	—	753,958
Mexico	298,776	—	—	298,776
Philippines	—	145,026	—	145,026
Poland	—	70,944	—	70,944
Russia	170,646	—	—	170,646
Singapore	81,648	138,527	—	220,175
South Africa	109,381	396,639	—	506,020
South Korea	—	326,709	—	326,709
Taiwan	109,728	654,987	—	764,715
Thailand	—	944,426	—	944,426
Turkey	—	755,836	—	755,836
Participation Notes	—	75,331	—	75,331
Preferred Stocks
Brazil	119,535	—	—	119,535
South Korea	—	113,222	—	113,222
Rights	—	0	—	0
Collateralized Mortgage Obligations	—	141,338	—	141,338
Short-Term Bank Debt Instruments	—	1,455,715	—	1,455,715

Total Investments	$2,444,739	$8,169,041	—	$10,613,780

Forward Select Income Fund
Common Stocks(a)	$106,130,657	—	—	$106,130,657
Convertible Preferred Stocks(a)	23,687,328	—	—	23,687,328
Preferred Stocks
Hotels & Motels	424,945	—	—	424,945
Real Estate Management/Services	—	$6,081,515	—	6,081,515
Real Estate Operating/Development	15,581,545	—	—	15,581,545
REITs-Apartments	72,266,316	23,399,006	—	95,665,322
REITs-Diversified	167,938,719	—	—	167,938,719
REITs-Health Care	45,277,686	—	—	45,277,686
REITs-Hotels	205,181,778	1,803,656	—	206,985,434
REITs-Manufactured Homes	9,992,000	—	—	9,992,000
REITs-Mortgage	63,990,950	—	—	63,990,950
REITs-Office Property	159,303,750	2,616,894	—	161,920,644
REITs-Regional Malls	110,229,576	—	—	110,229,576
REITs-Shopping Centers	187,680,650	15,712,480	—	203,393,130
REITs-Single Tenant	2,315,873	—	—	2,315,873
REITs-Warehouse/Industrial	85,852,098	11,751,250	—	97,603,348
Corporate Bonds(a)	—	114,351,025	—	114,351,025
Convertible Corporate Bonds(a)	—	29,718,225	—	29,718,225
Short-Term Bank Debt Instruments	—	100,000	—	100,000

Total Investments	$1,255,853,871	$205,534,051	—	$1,461,387,922

Forward Small Cap Equity Fund
Common Stocks(a)	$35,946,284	—	—	$35,946,284
Short-Term Bank Debt Instruments	—	$29,805,579	—	29,805,579

Total Investments	$35,946,284	$29,805,579	—	$65,751,863

Forward Strategic Alternatives Fund
Exchange-Traded Funds	$2,528,500	—	—	$2,528,500
Agency Pass-Through Securities(a)	—	$8,560,135	—	8,560,135
Asset-Backed Securities	—	1,211,206	—	1,211,206
Collateralized Mortgage Obligations	—	3,328,982	—	3,328,982
Corporate Bonds(a)	—	11,171,942	—	11,171,942
Municipal Bonds	—	1,557,334	—	1,557,334
Structured Notes	—	12,164,660	$4,045,050	16,209,710
Short-Term Securities	—	4,499,270	—	4,499,270
Short-Term Bank Debt Instruments	—	27,297,470	—	27,297,470

Total Investments	$2,528,500	$69,790,999	$4,045,050	$76,364,549

Forward Tactical Enhanced Fund
Purchased Options	$861	—	—	$861
Short-Term Bank Debt Instruments	—	$23,205,558	—	23,205,558

Total Investments	$861	$23,205,558	—	$23,206,419

Forward Tactical Growth Fund
Exchange-Traded Funds	$79,388,755	—	—	$79,388,755
Short-Term Bank Debt Instruments	—	$748,498,678	—	748,498,678

Total Investments	$79,388,755	$748,498,678	—	$827,887,433

Forward U.S. Government Money Fund
Financial Company Commercial Paper	—	$34,988,958	—	$34,988,958
U.S. Agency Bonds(a)	—	223,056,827	—	223,056,827
Repurchase Agreements	—	209,500,000	—	209,500,000

Total	—	$467,545,785	—	$467,545,785

Forward Aggressive Growth Allocation Fund
Affiliated Investment Companies	$26,399,704	—	—	$26,399,704
Short-Term Bank Debt Instruments	—	$30,108	—	30,108

Total Investments	$26,399,704	$30,108	—	$26,429,812

Forward Balanced Allocation Fund
Affiliated Investment Companies	$70,317,323	—	—	$70,317,323
Short-Term Bank Debt Instruments	—	$255,836	—	255,836

Total Investments	$70,317,323	$255,836	—	$70,573,159

Forward Growth & Income Allocation Fund
Affiliated Investment Companies	$73,975,272	—	—	$73,975,272

Total Investments	$73,975,272	—	—	$73,975,272

Forward Growth Allocation Fund
Affiliated Investment Companies	$68,067,330	—	—	$68,067,330
Short-Term Bank Debt Instruments	—	$10,159	—	10,159

Total Investments	$68,067,330	$10,159	—	$68,077,489

Forward Income & Growth Allocation Fund
Affiliated Investment Companies	$61,739,680	—	—	$61,739,680
Short-Term Bank Debt Instruments	—	$1,088,658	—	1,088,658

Total Investments	$61,739,680	$1,088,658	—	$62,828,338

Forward Income Allocation Fund
Affiliated Investment Companies	$21,034,625	—	—	$21,034,625
Short-Term Bank Debt Instruments	—	$103,945	—	103,945

Total Investments	$21,034,625	$103,945	—	$21,138,570

(a)	For detailed descriptions of sector, industry, country or state, see the accompanying Portfolio of Investments.

(b)	Consolidated Portfolio of Investments.

OTHER FINANCIAL INVESTMENT(a)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Forward Commodity Long/Short Strategy Fund
Assets
Total Return Swap Contracts	—	$1,513,282	—	$1,513,282

Total	—	$1,513,282	—	$1,513,282

Forward CorePlus Fund
Assets
Total Return Swap Contracts	—	$106,697	—	$106,697
Liabilities
Total Return Swap Contracts	—	(5,431,214)	—	(5,431,214)

Total	—	$(5,324,517)	—	$(5,324,517)

Forward Credit Analysis Long/Short Fund
Liabilities
Securities Sold Short
Corporate Bonds	—	$(33,654,288)	—	$(33,654,288)
U.S. Treasury Bonds & Notes	—	(38,292,715)	—	(38,292,715)

Total	—	$(71,947,003)	—	$(71,947,003)

Forward EM Corporate Debt Fund
Assets
Forward Foreign Currency Contracts	—	$14,220	—	$14,220
Liabilities
Forward Foreign Currency Contracts	—	(53,748)	—	(53,748)

Total	—	$(39,528)	—	$(39,528)

Forward Emerging Markets Fund
Liabilities
Futures Contracts	$(587,702)	—	—	$(587,702)

Total	$(587,702)	—	—	$(587,702)

Forward Extended MarketPlus Fund
Assets
Total Return Swap Contracts	—	$119,501	—	$119,501
Liabilities
Total Return Swap Contracts	—	(8,491,680)	—	(8,491,680)

Total	—	$(8,372,179)	—	$(8,372,179)

Forward Frontier Strategy Fund
Assets
Total Return Swap Contracts	—	$203,167	—	$203,167
Liabilities
Total Return Swap Contracts	—	(372,682)	—	(372,682)

Total	—	$(169,515)	—	$(169,515)

Forward International Dividend Fund
Liabilities
Futures Contracts	$(12,674)	—	—	$(12,674)

Total	$(12,674)	—	—	$(12,674)

Forward Investment Grade Fixed-Income Fund
Assets
TBA Purchase Commitments	—	$25,996,880	—	$25,996,880
Futures Contracts	$2,253	—	—	2,253
Liabilities
TBA Purchase Commitments	—	(12,584,379)	—	(12,584,379)
Futures Contracts	(11,806)	—	—	(11,806)

Total	$(9,553)	$13,412,501	—	$13,402,948

Forward Real Estate Long/Short Fund
Liabilities
Securities Sold Short
Common Stock	$(7,146,050)	—	—	$(7,146,050)
Options Written	(122,400)	—	—	(122,400)

Total	$(7,268,450)	—	—	$(7,268,450)

Forward Select EM Dividend Fund
Liabilities
Futures Contracts	$(183,565)	—	—	$(183,565)

Total	$(183,565)	—	—	$(183,565)

Forward Small Cap Equity Fund
Liabilities
Futures Contracts	$(1,792,804)	—	—	$(1,792,804)

Total	$(1,792,804)	—	—	$(1,792,804)

Forward Strategic Alternatives Fund
Assets
Total Return Swap Contracts	—	$198,458	—	$198,458
Liabilities
Total Return Swap Contracts	—	(455,486)	—	(455,486)

Total	—	$(257,028)	—	$(257,028)

Forward Tactical Growth Fund
Assets
Futures Contracts	$4,744,673	—	—	$4,744,673

Total	$4,744,673	—	—	$4,744,673

(a)

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, TBA purchase and sale commitments, swap contracts, currency contracts, futures and forward contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

		Municipal Bonds
Forward Credit Analysis Long/Short Fund
Balance as of December 31, 2010		$792,000
Realized gain/(loss)		—
Change in unrealized depreciation		8,000
Net purchase/(sales)		(800,000)
Transfers in and/(out) of Level 3		—

Balance as of September 30, 2011		$—

	Common Stocks	Preferred Stocks
Forward Emerging Markets Fund
Balance as of December 31, 2010	$792,023	$1,014,398
Realized gain/(loss)	(303,052)	245,070
Change in unrealized appreciation	219,332	(338,414)
Net purchase/(sales)	(708,303)	(921,054)
Transfers in and/(out) of Level 3	—	—

Balance as of September 30, 2011	$—	$—

	Common Stocks
Forward International Dividend Fund
Balance as of December 31, 2010	$51,800
Realized gain/(loss)	—
Change in unrealized appreciation	(2,450)
Net purchase/(sales)	—
Transfers in and/(out) of Level 3	(49,350)

Balance as of September 30, 2011	$—

	Corporate Bonds
Forward Investment Grade Fixed-Income Fund
Balance as of December 31, 2010	$74,028
Accrued discounts/premiums	46,243
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(60,607)
Net purchase/(sales)	—
Transfers in and/(out) of Level 3	—

Balance as of September 30, 2011	$59,664

Corporate Bonds
Forward Strategic Alternatives Fund
Balance as of December 31, 2010	$4,331,250
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(286,200)
Net purchase/(sales)	—
Transfers in and/(out) of Level 3	—

Balance as of September 30, 2011	$4,045,050

During the nine months ended September 30, 2011 there were no significant transfers between Level 1 and Level 2 securities.

For the nine months ended September 30, 2011, the other Funds did not have significant transfers between the fair value levels designated above and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objects, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Forward Foreign Currency Exchange Contracts: The Forward EM Corporate Debt Fund and the Forward International Equity Fund may invest in foreign currency exchange contracts to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. As of September 30, 2011, the Forward Real Estate Long/Short Fund held written options with an unrealized loss of $(122,400). As of September 30, 2011 Forward Real Estate Long/Short Fund and the Forward Tactical Enhanced Fund held purchased options with a market value of $308 and $861, respectively. The other Funds held no purchased or written options at September 30, 2011.

Written option activity for the nine months ended September 30, 2011 was as follows:

	WRITTEN CALL OPTIONS
	NUMBER OF CONTRACTS	PREMIUM
Forward Real Estate Long/Short Fund
Outstanding as of December 31, 2010	100	$(19,898)
Options written	2,332	(365,446)
Options expired	(750)	81,259
Exercised or closed	(1,082)	169,382

Outstanding as of September, 30, 2011	600	$(134,704)

There were no other Funds that held more than one type of Derivative Instrument as of September 30, 2011.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of September 30, 2011, the Forward Emerging Markets Fund, the Forward International Dividend Fund, the Forward Investment Grade Fixed-Income Fund, the Forward Select EM Dividend Fund, the Forward Small Cap Equity Fund and the Forward Tactical Growth Fund had futures contracts outstanding with an unrealized gain/(loss) of $(587,702), $(12,674), $(9,553), $(183,565), $(1,792,804) and $4,744,673, respectively. The other Funds held no futures contracts at September 30, 2011.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of September 30, 2011, the Forward Growth Fund held warrants with a market value of $0. The other Funds held no warrants at September 30, 2011.

Swap Agreements: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (“LIBOR”), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund there under. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by Forward Management, in accordance with procedures established by the Board of Trustees to limit any potential leveraging of a Fund’s portfolio.

Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Forward Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

During the nine months ended September 30, 2011, the Forward Commodity Long/Short Strategy Fund, the Forward CorePlus Fund, the Forward Extended MarketPlus Fund, the Forward Frontier Strategy Fund and the Forward Strategic Alternatives Fund invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices. As of September 30, 2011, the Forward Commodity Long/Short Strategy Fund, the Forward CorePlus Fund, the Forward Extended MarketPlus Fund, the Forward Frontier Strategy Fund and the Forward Strategic Alternatives Fund had total return swap agreements outstanding with an unrealized gain/(loss) of $1,513,282, $(5,324,517), $(8,372,179), $(169,515) and $(257,028), respectively. The other Funds held no swap agreements at September 30, 2011.

Investments in a Wholly-Owned Subsidiary: The Forward Commodity Long/Short Strategy Fund (the “Fund”) seeks exposure to the commodity markets primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, commodity options, futures and options on futures, and through investments in the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Forward Management acts as investment advisor to the Fund and the investment advisor to the Subsidiary. The Fund is the sole shareholder of the Subsidiary.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS rulings.

Basis for Consolidation for the Forward Commodity Long/Short Strategy Fund: The Subsidiary, a Cayman Islands exempted company, was incorporated on October 12, 2010 as a wholly-owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives. As a wholly-owned subsidiary of the Fund, all assets and liabilities, income and expenses of the portfolio are consolidated in the Portfolio of Investments of the Fund. As of September 30, 2011, net assets of the Fund were $99,165,807, of which $22,332,046, or 22.51%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary.

Leverage: The Forward Real Estate Long/Short Fund and the Forward Select Income Fund can purchase securities with borrowed money including bank overdrafts (a form of leverage). Each Fund may borrow amounts up to one-third of the value of its assets. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.

The Forward Real Estate Long/Short Fund and the Forward Select Income Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). Borrowing under these agreements, the Funds are charged interest of 1.20% above the one-month LIBOR rate. The Funds paid an arrangement fee of $31,250 and $187,500, respectively, which is to be expensed over three years.

The Forward Select Income Fund also maintains a line of credit with Bank of America Merrill Lynch. Borrowing under this agreement, the Forward Select Income Fund is charged a commitment fee on the average daily undrawn balance of the line of credit at the rate of 0.45% per annum and interest on the unpaid principal of the loan from the line of credit at the rate of 1.00% per annum above the one-month LIBOR. If the one-month LIBOR is unavailable, the Forward Select Income Fund is charged interest of 1.50% per annum above the Federal Funds rate.

The Forward Real Estate Long/Short Fund and the Forward Select Income Fund have pledged a portion of their investment securities as the collateral for their lines of credit. As of September 30, 2011, the market value of the investment securities pledged as collateral totaled $33,931,736 and $1,050,444,629, respectively and the borrowed amounts on the lines of credit are $12,980,128 and $325,903,716, respectively.

2. Tax Basis Information

Tax Basis of Investments: As of September 30, 2011, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION / (DEPRECIATION)
Forward Banking and Finance Fund	$30,308,676	$4,348,468	$(2,767,947)	$1,580,521
Forward Commodity Long/Short Strategy Fund	89,901,291	410,956	(721,349)	(310,393)
Forward CorePlus Fund	104,573,124	394,701	(1,093,837)	(699,136)
Forward Credit Analysis Long/Short Fund	293,185,314	9,909,546	(2,461,714)	7,447,832
Forward EM Corporate Debt Fund	21,958,932	36,997	(2,736,557)	(2,699,560)
Forward Emerging Markets Fund	81,417,697	5,555,691	(12,542,119)	(6,986,428)
Forward ExtendedMarket Plus Fund	100,669,668	466,891	(738,717)	(271,826)
Forward Focus Fund	7,651,699	564,719	(808,064)	(243,345)
Forward Frontier MarketStrat Fund	79,430,182	845,756	(3,384,018)	(2,538,262)
Forward Global Infrastructure Fund	113,068,842	4,953,689	(16,681,593)	(11,727,904)
Forward Growth Fund	97,904,929	21,038,943	(11,960,303)	9,078,640
Forward High Yield Bond Fund	113,052,965	998,096	(6,904,079)	(5,905,983)
Forward International Dividend Fund	7,809,585	479,378	(1,088,511)	(609,133)
Forward International Equity Fund	31,978,303	5,116,088	(4,016,638)	1,099,450
Forward International Real Estate Fund	42,808,819	—	(9,172,949)	(9,172,949)
Forward International Small Companies Fund	443,875,016	41,104,247	(65,397,255)	(24,293,008)
Forward Investment Grade Fixed-Income Fund	117,318,653	5,412,330	(10,208,180)	(4,795,850)
Forward Large Cap Equity Fund	13,612,886	1,011,132	(821,971)	189,161
Forward Real Estate Fund	25,822,838	6,704,949	(3,071,903)	3,633,046
Forward Real Estate Long/Short Fund	72,182,225	9,825,599	(9,701,083)	124,516
Forward Select EM Dividend Fund	12,896,094	150,063	(2,432,377)	(2,282,314)
Forward Select Income Fund	1,406,462,978	148,650,780	(93,725,836)	54,924,944
Forward Small Cap Equity Fund	73,624,000	803,120	(8,675,257)	(7,872,137)
Forward Strategic Alternatives Fund	79,406,686	21,683	(3,063,820)	(3,042,137)
Forward Tactical Enhanced Fund	23,281,039	—	(74,620)	(74,620)
Forward Tactical Growth Fund	826,154,868	1,732,565	—	1,732,565
Forward U.S. Government Money Fund	467,545,785	—	—	—

Forward Allocation Funds
Forward Aggressive Growth Allocation Fund	$29,963,687	—	$(3,533,875)	$(3,533,875)
Forward Balanced Allocation Fund	70,618,047	$2,941,069	(2,985,957)	(44,888)
Forward Growth & Income Allocation Fund	78,014,885	1,815,634	(5,855,247)	(4,039,613)
Forward Growth Allocation Fund	75,539,944	342,979	(7,805,434)	(7,462,455)
Forward Income & Growth Allocation Fund	64,738,636	1,282,867	(3,193,165)	(1,910,298)
Forward Income Allocation Fund	21,131,341	540,148	(532,919)	7,229

Post October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2010, the Funds elected to defer capital losses and currency losses occurring between November 1, 2010 and December 31, 2010 as follows:

	Capital Losses	Currency Losses
Forward Banking and Finance Fund	$213,617	—
Forward EM Corporate Debt Fund	—	$9,174
Forward Frontier Strategy Fund	—	3
Forward International Equity Fund	—	13,758
Forward International Real Estate Fund	227,579	41,955
Forward International Small Companies Fund	—	35,489
Forward Investment Grade Fixed-Income Fund	8,064	—
Forward Large Cap Equity Fund	5,057	—
Forward Select Income Fund	4,923,437	—

Capital Loss Carryforwards: At December 31, 2010 the following Funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expiring in 2011	Expiring in 2012	Expiring in 2013	Expiring in 2014	Expiring in 2015	Expiring in 2016	Expiring in 2017	Expiring in 2018
Forward Banking and Finance Fund	—	—	—	—	—	$2,636,665	$13,757,241	$1,370,886
Forward CorePlus Fund	$237,210	—	—	—	—	35,156,685	31,203,526	606,453
Forward EM Corporate Debt Fund	—	—	—	—	—	—	51,786	—
Forward Extended MarketPlus Fund	—	—	—	—	—	—	20,565,830	—
Forward Global Infrastructure Fund	—	—	—	—	—	22,944,101	30,182,432	24,936,653
Forward Growth Fund	—	—	—	—	—	252,838	14,079,469	—
Forward High Yield Bond Fund	—	—	—	—	—	1,992,838	834,501	—
Forward International Dividend Fund(a)	—	—	—	—	—	11,508,647	22,205,160	—
Forward International Equity Fund	—	—	—	—	—	13,692,557	68,399,407	—
Forward International Real Estate Fund(a)	—	—	—	—	$2,652,205	67,712,152	60,639,639	4,181,675
Forward International Small Companies Fund	—	—	—	—	—	79,587,546	179,253,577	—
Forward Investment Grade Fixed-Income Fund(a)	718,330	$397,737	$886,525	$739,784	405,644	1,874,984	—	7,848,689
Forward Large Cap Equity Fund	—	—	—	—	—	10,129	3,054,879	—
Forward Real Estate Fund(a)	—	—	—	—	—	3,369,998	6,607,499	—
Forward Real Estate Long/Short Fund	—	—	—	—	—	84,569,228	107,182,629	—
Forward Select Income Fund	—	—	—	—	—	142,788,541	29,414,885	—
Forward Small Cap Equity Fund(a)	—	—	—	—	—	50,069,794	76,687,200	—
Forward Strategic Alternatives Fund	-	-	-	-	-	880,655	710,899	12,365,760
Forward Tactical Growth Fund	—	—	—	—	—	—	223,792	12,626,383
Forward U.S. Government Money Fund	—	—	—	—	—	—	14,853	—

Forward Allocation Funds
Forward Income Allocation Fund	—	—	—	$52,769	$90,492	$207,103	$32,036	—

(a)	Subject to limitations under §382 of the Code.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Funds. Under the Act, future capital losses generated by a Fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending December 31, 2011. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

3. Affiliated Companies: Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The purchase and sales costs, dividends income, shares and value of investment of each Allocation Fund in affiliated companies for the period ending September 30, 2011 were as follows:

Forward Aggressive Growth Allocation Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES		GROSS SALES		ENDING SHARES	VALUE 09/30/11	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward CorePlus Fund	96,202	959,566	(a)	(265,993)		789,775	$17,540,903	$68,523	$(1,159,281)
Forward Extended MarketPlus Fund	311,908	282,631		(537,464)		57,075	1,217,985	68,764	218,801
Forward Frontier Strategy Fund	417,670	23,904		(244,502)		197,072	1,994,372	—	(228,465)
Forward International Equity Fund	1,183,509	—		(943,660)		239,849	3,144,415	—	(3,753,544)
Forward Large Cap Value Fund	150,374	57,274		(207,648	)(a)	—	—	—	(2)
Forward Strategic Alternatives Fund	228,796	4,353		(171,298)		61,851	662,420	937	(169,922)
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	535,107	—		(535,107)		—	—	—	(725,934)
Forward Select EM Dividend Fund	—	134,651		(35,641)		99,010	1,839,609	53,265	(18,570)

Total							$26,399,704	$191,489	$(5,836,917)

Forward Balanced Allocation Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES		GROSS SALES		ENDING SHARES	VALUE 09/30/11	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	—	448,943		(163,890)		285,053	$7,876,020	$23,660	$371,839
Forward CorePlus Fund	288,427	1,108,172	(b)	(801,262)		595,337	13,222,442	137,767	(2,572,450)
Forward Extended MarketPlus Fund	357,602	77,459		(272,069)		162,992	3,478,248	38,372	(129,499)
Forward Frontier Strategy Fund	1,466,413	—		(1,095,041)		371,372	3,758,287	—	(1,189,313)
Forward High Yield Bond Fund	798,735	1,012,261		(893,935)		917,061	8,611,199	889,832	(821,317)
Forward International Equity Fund	737,620	112,406		(536,121)		313,905	4,115,290	—	(3,656,484)
Forward Investment Grade Fixed-Income Fund	2,656,279	864,873		(1,705,399)		1,815,753	20,390,909	707,738	(1,281,092)
Forward Large Cap Value Fund	421,453	200,458		(621,911	)(b)	—	—	—	(10)
Forward Mortgage Securities Fund	859,044	7,402		(866,446)				35,128	736,069
Forward Strategic Alternatives Fund	539,059	179,124		(205,348)		512,835	5,492,467	5,176	(190,815)
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	—	269,587		(96,401)		173,186	1,783,811	72,429	5,712
Forward Emerging Markets Fund	576,615	2,381		(578,996)		—	—	—	(907,084)
Forward Select EM Dividend Fund	—	121,382		(35,879)		85,503	1,588,650	49,344	(24,369)

Total							$70,317,323	$1,959,446	$(9,658,813)

Forward Growth & Income Allocation Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES		GROSS SALES		ENDING SHARES	VALUE 09/30/11	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	—	403,291		(109,918)		293,373	$8,105,886	$19,974	$275,052
Forward CorePlus Fund	313,889	1,206,853	(c)	(521,663)		999,079	22,189,547	117,090	(2,180,309)
Forward Extended MarketPlus Fund	374,498	2,078		(189,051)		187,525	4,001,788	56,872	(458,196)
Forward Frontier Strategy Fund	1,634,873	—		(1,259,684)		375,189	3,796,913	—	(1,095,171)
Forward High Yield Bond Fund	518,677	954,340		(739,712)		733,305	6,885,734	648,505	(781,121)
Forward International Equity Fund	651,259	175,211		(497,627)		328,843	4,311,132	—	(4,926,539)
Forward Investment Grade Fixed-Income Fund	1,747,062	888,775		(1,089,647)		1,546,190	17,363,708	433,085	(979,891)
Forward Large Cap Value Fund	456,338	171,821		(628,159	)(c)	—	—	—	—
Forward Mortgage Securities Fund	563,634	—		(563,634)		—	—	—	524,725
Forward Strategic Alternatives Fund	473,927	377		(121,761)		352,543	3,775,741	4,253	(111,089)
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	606,087	—		(606,087)		—	—	—	(810,540)
Forward EM Corporate Debt Fund	—	176,917		(42,517)		134,400	1,384,317	52,511	(4,676)
Forward Select EM Dividend Fund	—	136,917		(20,636)		116,281	2,160,506	62,041	(2,889)

Total							$73,975,272	$1,394,331	$(10,550,644)

Forward Growth Allocation Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES		GROSS SALES		ENDING SHARES	VALUE 09/30/11	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	—	277,792		(70,843)		206,949	$5,717,992	$18,704	$(9,932)
Forward CorePlus Fund	301,124	1,532,574	(d)	(535,825)		1,297,873	28,825,755	145,507	(2,338,802)
Forward Extended MarketPlus Fund	479,016	2,666		(328,774)		152,908	3,263,065	72,965	(612,989)
Forward Frontier Strategy Fund	1,648,084	—		(1,309,407)		338,677	3,427,409	—	(911,854)
Forward High Yield Bond Fund	169,500	335,477		(43,686)		461,291	4,331,522	114,551	(54,764)
Forward International Equity Fund	611,123	453,446		(462,279)		602,290	7,896,024	—	(4,532,882)
Forward Investment Grade Fixed-Income Fund	554,037	424,275		(334,931)		643,381	7,225,172	176,916	(514,412)
Forward Large Cap Value Fund	431,174	443,872		(875,046	)(d)	—	—	—	—
Forward Mortgage Securities Fund	179,024	—		(179,024)		—	—	22,927	147,751
Forward Strategic Alternatives Fund	454,760	4,631		(129,330)		330,061	3,534,955	4,073	(100,676)
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	—	168,492		(42,196)		126,296	1,300,844	49,602	(872)
Forward Emerging Markets Fund	1,352,032	—		(1,352,032)		—	—	—	(2,628,858)
Forward Select EM Dividend Fund	—	177,946		(40,993)		136,953	2,544,592	76,752	(23,990)

Total							$68,067,330	$681,997	$(11,582,280)

Forward Income & Growth Allocation Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES		GROSS SALES		ENDING SHARES	VALUE 09/30/11	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	—	250,745		(133,865)		116,880	$3,229,394	$4,273	$153,061
Forward CorePlus Fund	156,207	437,869	(e)	(220,584)		373,492	8,295,257	48,942	(471,264)
Forward Extended MarketPlus Fund	99,555	2,387		(101,942)		—	—	16,978	(590,982)
Forward Frontier Strategy Fund	508,778	66,118		(427,899)		146,997	1,487,606	—	(619,916)
Forward High Yield Bond Fund	623,804	1,057,778		(891,177)		790,405	7,421,907	779,314	(733,291)
Forward International Equity Fund	355,195	22,731		(105,805)		272,121	3,567,512	—	51,844
Forward Investment Grade Fixed-Income Fund	2,043,994	1,521,627		(876,880)		2,688,741	30,194,565	598,208	(297,855)
Forward Large Cap Value Fund	226,133	—		(226,133	)(e)	—	—	—	(10)
Forward Mortgage Securities Fund	668,589	—		(668,589)		—	—	61,926	463,511
Forward Strategic Alternatives Fund	286,697	145,794		—		432,491	4,631,983	4,181	—
Forward U.S. Government Money Fund	265	—		—		265	265	—	—
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	—	202,190		(8,375)		193,815	1,996,296	69,666	586
Forward Emerging Markets Fund	—	54,253		(54,253)		—	—	—	50,079
Forward Select EM Dividend Fund	—	49,241		—		49,241	914,895	26,548	—

Total							$61,739,680	$1,610,036	$(1,994,237)

Forward Income Allocation Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 09/30/11	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward High Yield Bond Fund	675,320	14,479	(416,108)	273,691	$17,599,311	$316,525	$(438,185)
Forward Investment Grade Fixed-Income Fund	1,248,545	457,284	(138,660)	1,567,169	2,569,962	457,601	(205,628)
Forward Mortgage Securities Fund	186,058	—	(186,058)	—	—	19,796	230,125
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	—	92,671	(8,656)	84,015	865,352	30,774	(2,745)

Total					$21,034,625	$824,696	$(416,433)

(a)

Includes transactions from the reorganization of the Forward Large Cap Value Fund, 207,648 shares exchanged (gross sales) for 141,701 shares (gross purchases) into the Forward CorePlus Fund (formerly known as the Forward Large Cap Growth Fund).

(b)

Includes transactions from the reorganization of the Forward Large Cap Value Fund, 621,911 shares exchanged (gross sales) for 424,397 shares (gross purchases) into the Forward CorePlus Fund (formerly known as the Forward Large Cap Growth Fund).

(c)

Includes transactions from the reorganization of the Forward Large Cap Value Fund, 628,159 shares exchanged (gross sales) for 428,661 shares (gross purchases) into the Forward CorePlus Fund (formerly known as the Forward Large Cap Growth Fund).

(d)

Includes transactions from the reorganization of the Forward Large Cap Value Fund, 875,046 shares exchanged (gross sales) for 597,138 shares (gross purchases) into the Forward CorePlus Fund (formerly known as the Forward Large Cap Growth Fund).

(e)

Includes transactions from the reorganization of the Forward Large Cap Value Fund, 226,133 shares exchanged (gross sales) for 154,314 shares (gross purchases) into the Forward CorePlus Fund (formerly known as the Forward Large Cap Growth Fund).

4. Subsequent Events

The following information applies to the Forward Large Cap Equity Fund (the “Fund”) only:

Change of Name: Effective November 1, 2011, the name of the Fund will be changed to the “Forward Large Cap Dividend Fund.” Accordingly, effective November 1, 2011, all references in each of the Prospectuses to “Forward Large Cap Equity Fund” shall be replaced with “Forward Large Cap Dividend Fund.”

Change to Principal Investment Strategy: Effective November 1, 2011, the first sentence of the first paragraph of the section titled “Principal Investment Strategy” on page 70 of the No-Load Prospectus and page 67 of the Load Prospectus shall be replaced to read as follows: Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of dividend paying companies that have large capitalizations.

Item 2 – Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date: November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date: November 22, 2011

By:	/s/ Barbara H. Tolle
Barbara H. Tolle, Treasurer

Date: November 22, 2011